UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

Morgan Stanley Universal Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	June 30, 2012

Item 1 - Report to Shareholders

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Core Plus Fixed Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	18

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,052.00	$1,021.43	$3.52	$3.47	0.69%
Core Plus Fixed Income Portfolio Class II	1,000.00	1,051.10	1,020.19	4.79	4.72	0.94

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, and (ii) the Portfolio's management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.4%)
Agency Adjustable Rate Mortgage (0.4%)
Federal National Mortgage Association, Conventional Pool
2.33%, 5/1/35	$717	$761
Agency Fixed Rate Mortgages (26.8%)
Federal Home Loan Mortgage Corporation, Gold Pools:
4.00%, 12/1/41	818	870
6.00%, 8/1/37 - 5/1/38	631	693
6.50%, 9/1/32 - 9/1/36	1,109	1,251
7.50%, 5/1/35	138	169
8.00%, 8/1/32	79	97
8.50%, 8/1/31	101	127
July TBA:
3.00%, 7/25/27 (a)	1,225	1,281
3.50%, 7/25/42 (a)	3,400	3,568
Federal National Mortgage Association, Conventional Pools:
4.00%, 11/1/41 - 12/1/41	4,981	5,312
4.50%, 8/1/40 - 10/1/41	7,964	8,635
5.00%, 3/1/37 - 5/1/41	4,091	4,452
5.50%, 5/1/37 - 6/1/37	3,102	3,424
6.00%, 12/1/38	1,177	1,295
6.50%, 11/1/27 - 10/1/38	122	139
7.00%, 6/1/29 - 11/1/32	85	101
7.50%, 8/1/37	237	290
8.00%, 4/1/33	184	227
8.50%, 10/1/32	164	205
9.50%, 4/1/30	49	59
July TBA:
5.00%, 7/25/42 (a)	3,325	3,599
Government National Mortgage Association, August TBA:
3.50%, 8/25/42 (a)	1,975	2,107
July TBA:
4.00%, 7/25/42 (a)	7,620	8,319
Various Pools:
4.50%, 4/15/39 - 8/15/39	1,412	1,548
9.00%, 1/15/25	7	7
		47,775
Asset-Backed Securities (2.1%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	600	608
ARI Fleet Lease Trust
1.69%, 8/15/18 (b)(c)	56	56
CVS Pass-Through Trust,
6.04%, 12/10/28	236	266
8.35%, 7/10/31 (b)	189	249
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	525	532
SLM Student Loan Trust
4.37%, 4/17/28 (b)	450	476

	Face Amount (000)	Value (000)
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	$450	$462
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	717	755
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	328	330
		3,734
Collateralized Mortgage Obligations — Agency Collateral Series (4.3%)
Federal Home Loan Mortgage Corporation, IO
0.84%, 1/25/21 (c)	6,436	263
IO PAC REMIC
6.23%, 6/15/40 (c)	4,682	914
IO REMIC
5.81%, 4/15/39 (c)	2,360	501
IO STRIPS
7.50%, 12/1/29	13	3
8.00%, 1/1/28	10	2
REMIC
6.66%, 1/15/42 (c)(d)	343	349
Federal National Mortgage Association, IO
6.14%, 9/25/20 (c)	5,008	1,496
IO REMIC
5.00%, 8/25/37	700	28
6.00%, 5/25/33 - 7/25/33	1,044	171
6.35%, 9/25/38 (c)	1,821	370
IO STRIPS
8.00%, 4/1/24	10	2
9.00%, 11/1/26	4	1
REMIC
6.66%, 1/25/42 (c)(d)	876	882
7.00%, 9/25/32	135	159
9.12%, 10/25/41 (c)(d)	468	484
Government National Mortgage Association, IO REMIC
5.00%, 2/16/41	428	90
5.81%, 11/16/40 (c)	3,271	672
6.34%, 6/20/40 (c)	2,455	417
6.36%, 4/16/41 (c)	3,308	644
0.85%, 8/20/58 (c)	7,970	269
		7,717
Commercial Mortgage Backed Securities (0.1%)
DBUBS Mortgage Trust
5.45%, 7/10/44 (b)(c)	200	202
Corporate Bonds (35.0%)
Finance (12.9%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)(e)	515	533
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)(e)	330	325

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)(e)	$295	$301
Aegon N.V.,
4.63%, 12/1/15 (e)	425	454
Affiliated Managers Group, Inc.
3.95%, 8/15/38 (e)	241	261
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	250	256
American International Group, Inc.
6.40%, 12/15/20	250	283
Barclays Bank PLC
6.05%, 12/4/17 (b)	290	294
BBVA Bancomer SA
4.50%, 3/10/16 (b)	475	480
BNP Paribas SA
5.00%, 1/15/21 (e)	390	401
Boston Properties LP
3.85%, 2/1/23	300	303
Brookfield Asset Management, Inc.
5.80%, 4/25/17	175	191
Capital One Bank, USA NA
8.80%, 7/15/19	425	536
Cigna Corp.,
2.75%, 11/15/16	205	211
5.38%, 2/15/42	40	43
CIT Group, Inc.
5.00%, 5/15/17 (e)	540	557
Citigroup, Inc.(See Note H)
8.50%, 5/22/19	975	1,206
CNA Financial Corp.
5.75%, 8/15/21 (e)	495	545
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect
3.88%, 2/8/22	250	255
Coventry Health Care, Inc.
5.45%, 6/15/21	345	389
Credit Suisse,
5.40%, 1/14/20	375	391
6.00%, 2/15/18 (e)	145	155
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	300	311
Discover Bank
7.00%, 4/15/20 (e)	320	373
DNB Bank ASA
3.20%, 4/3/17 (b)	455	461
ERP Operating LP
4.63%, 12/15/21	125	136
General Electric Capital Corp.,
5.30%, 2/11/21 (e)	300	337
Series G
6.00%, 8/7/19	375	439

	Face Amount (000)	Value (000)
Genworth Financial, Inc.
7.20%, 2/15/21	$300	$286
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	845	894
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	444
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	305	319
HBOS PLC, Series G
6.75%, 5/21/18 (b)(e)	565	534
Health Care REIT, Inc.
4.75%, 7/15/27	249	293
HSBC Holdings PLC
4.00%, 3/30/22	435	453
ING Bank
3.75%, 3/7/17 (b)	400	399
JPMorgan Chase & Co.
4.50%, 1/24/22	175	189
JPMorgan Chase Bank NA
6.00%, 10/1/17	460	516
Mack-Cali Realty LP
4.50%, 4/18/22	275	283
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	261
Merrill Lynch & Co., Inc., MTN
6.88%, 4/25/18	1,085	1,216
MetLife, Inc.
7.72%, 2/15/19	180	228
Mizuho Corporate Bank Ltd.
2.55%, 3/17/17 (b)	390	396
National Australia Bank
2.75%, 3/9/17 (e)	350	352
Nationwide Building Society
6.25%, 2/25/20 (b)	425	459
Nationwide Financial Services
5.38%, 3/25/21 (b)	225	233
Nordea Bank AB
4.88%, 5/13/21 (b)	495	483
Platinum Underwriters Finance, Inc., Series B
7.50%, 6/1/17	305	334
Principal Financial Group, Inc.
8.88%, 5/15/19	235	305
Prudential Financial, Inc.,
7.38%, 6/15/19 (e)	150	183
MTN
6.63%, 12/1/37	130	148
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)(e)	325	294
Santander Holdings USA, Inc.
4.63%, 4/19/16	135	131

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
SLM Corp., MTN
6.25%, 1/25/16	$370	$390
Societe Generale SA
5.20%, 4/15/21 (b)(e)	285	273
Standard Chartered Bank
6.40%, 9/26/17 (b)	305	340
Svenska Handelsbanken AB
2.88%, 4/4/17	545	553
UnitedHealth Group, Inc.
6.63%, 11/15/37	245	329
Wachovia Bank NA
6.00%, 11/15/17	265	309
Wachovia Corp.
5.63%, 10/15/16	255	288
Wells Operating Partnership II LP
5.88%, 4/1/18	400	416
		22,958
Industrials (19.9%)
Alpha Natural Resources, Inc.,
6.00%, 6/1/19 (e)	60	51
6.25%, 6/1/21 (e)	180	153
Altria Group, Inc.,
4.13%, 9/11/15	335	364
9.25%, 8/6/19	175	243
American Honda Finance Corp.
2.13%, 2/28/17 (b)(e)	450	456
AMERIGROUP Corp.
7.50%, 11/15/19	250	270
Amgen, Inc., Series B
0.38%, 2/1/13 (e)	263	275
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 1/15/15 (e)	30	32
Anixter, Inc.
5.63%, 5/1/19	355	368
ArcelorMittal
9.85%, 6/1/19 (e)	255	304
Archer-Daniels-Midland Co.
0.88%, 2/15/14	256	259
AT&T, Inc.,
5.35%, 9/1/40	150	173
6.30%, 1/15/38	405	506
BAA Funding Ltd.
4.88%, 7/15/21 (b)(e)	335	354
Ball Corp.
5.00%, 3/15/22 (e)	525	547
BAT International Finance PLC
2.13%, 6/7/17 (b)(e)	525	525
BE Aerospace, Inc.
5.25%, 4/1/22 (e)	525	542
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	460	449

	Face Amount (000)	Value (000)
Bombardier, Inc.,
7.50%, 3/15/18 (b)	$115	$127
7.75%, 3/15/20 (b)	220	246
Boston Scientific Corp.
6.00%, 1/15/20	295	352
BP Capital Markets PLC
3.25%, 5/6/22	425	441
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	450	455
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	375	460
Cardinal Health, Inc.
1.90%, 6/15/17	410	414
CenturyLink, Inc.,
5.80%, 3/15/22	205	204
6.45%, 6/15/21	80	83
CF Industries, Inc.
6.88%, 5/1/18	680	808
Chesapeake Energy Corp.
2.50%, 5/15/37	282	235
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	400	413
Cimarex Energy Co.
5.88%, 5/1/22	275	286
Comcast Corp.
5.70%, 5/15/18	120	142
Continental Resources, Inc.
7.13%, 4/1/21	280	314
Cooper US, Inc.
5.25%, 11/15/12	290	295
Covidien International Finance SA
3.20%, 6/15/22	125	129
CRH America, Inc.
6.00%, 9/30/16	360	394
CSC Holdings LLC
6.75%, 11/15/21 (b)(e)	240	257
Darden Restaurants, Inc.
6.20%, 10/15/17 (e)	315	365
Deere & Co.
3.90%, 6/9/42	365	364
Delhaize Group SA
5.70%, 10/1/40	366	308
Diageo Capital PLC
1.50%, 5/11/17 (e)	225	226
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	450	456
DISH DBS Corp.,
4.63%, 7/15/17 (b)	300	302
7.13%, 2/1/16 (e)	220	243
Experian Finance PLC
2.38%, 6/15/17 (b)(f)	295	296

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Express Scripts Holding Co.,
2.65%, 2/15/17 (b)	$320	$326
3.90%, 2/15/22 (b)	140	145
Fidelity National Information Services, Inc.
5.00%, 3/15/22 (b)(e)	513	525
Fiserv, Inc.
3.13%, 6/15/16	230	237
FMG Resources August 2006 Pty Ltd.
6.38%, 2/1/16 (b)(e)	205	209
Ford Motor Credit Co., LLC,
4.21%, 10/15/22 (b)	460	478
5.00%, 5/15/18	400	426
Gap, Inc. (The)
5.95%, 4/12/21	345	358
Georgia-Pacific LLC,
7.75%, 11/15/29	95	124
8.88%, 5/15/31	130	184
Gilead Sciences, Inc.,
1.00%, 5/1/14	144	180
5.65%, 12/1/41	190	222
Goldcorp, Inc.
2.00%, 8/1/14 (e)	238	269
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	300	334
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	255	304
HCA, Inc.
5.88%, 3/15/22 (e)	505	529
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	485	509
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)(e)	180	189
Home Depot, Inc.
5.88%, 12/16/36	435	559
Ingram Micro, Inc.
5.25%, 9/1/17	115	123
Intel Corp.
2.95%, 12/15/35	282	320
International Business Machines Corp.
1.88%, 5/15/19	450	455
International Game Technology
3.25%, 5/1/14	236	262
Kinross Gold Corp.
5.13%, 9/1/21 (e)	330	334
Kraft Foods, Inc.
5.38%, 2/10/20	425	504
Lam Research Corp.
1.25%, 5/15/18 (e)	312	309
Ltd. Brands, Inc.
5.63%, 2/15/22	450	466
LyondellBasell Industries N.V.
5.00%, 4/15/19 (b)	625	659

	Face Amount (000)	Value (000)
MeadWestvaco Corp.
7.38%, 9/1/19 (e)	$95	$113
Micron Technology, Inc.
1.88%, 6/1/14	288	284
Microsoft Corp.
Zero Coupon, 6/15/13 (b)(e)	256	273
Molson Coors Brewing Co.
2.50%, 7/30/13	238	242
Motorola Solutions, Inc.
3.75%, 5/15/22	325	321
Murphy Oil Corp.
4.00%, 6/1/22	325	332
NBC Universal Media LLC
5.95%, 4/1/41	175	207
Omnicom Group, Inc.
3.63%, 5/1/22	310	316
PepsiCo, Inc.
2.75%, 3/5/22	400	405
Petroleos de Venezuela SA
8.50%, 11/2/17 (b)	500	407
Phillips 66
4.30%, 4/1/22 (b)	475	501
Pioneer Natural Resources Co.
7.50%, 1/15/20	225	279
Priceline.com, Inc.
1.00%, 3/15/18 (b)	249	264
QVC, Inc.
7.13%, 4/15/17 (b)(e)	365	388
Qwest Corp.
6.88%, 9/15/33	495	495
Sable International Finance Ltd.
7.75%, 2/15/17 (b)	164	171
SABMiller Holdings, Inc.
3.75%, 1/15/22 (b)	255	272
SBA Telecommunications, Inc.
8.25%, 8/15/19	255	280
Silgan Holdings, Inc.
5.00%, 4/1/20 (b)	525	538
Symantec Corp., Series B
1.00%, 6/15/13 (e)	339	349
Syngenta Finance
3.13%, 3/28/22	420	427
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	225	226
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21 (e)	615	648
Total Capital International SA
2.88%, 2/17/22 (e)	425	432
United Technologies Corp.
4.50%, 6/1/42	250	276
Verisk Analytics, Inc.
5.80%, 5/1/21	270	302

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Verizon Communications, Inc.,
4.60%, 4/1/21	$200	$230
8.95%, 3/1/39	130	215
Vivendi SA
6.63%, 4/4/18 (b)	240	266
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	360	366
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	255	263
Woolworths Ltd.
4.00%, 9/22/20 (b)	335	358
WPP Finance UK
8.00%, 9/15/14	170	192
Wyndham Worldwide Corp.
4.25%, 3/1/22	445	449
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (b)(e)	450	453
		35,565
Utilities (2.2%)
AES Corp. (The)
7.38%, 7/1/21 (b)(e)	480	536
Boston Gas Co.
4.49%, 2/15/42 (b)	275	292
CMS Energy Corp.,
5.05%, 3/15/22 (e)	405	422
6.25%, 2/1/20	230	257
Enterprise Products Operating LLC,
5.25%, 1/31/20	110	126
Series N
6.50%, 1/31/19	370	447
Exelon Generation Co., LLC
6.25%, 10/1/39	375	408
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.25%, 6/15/22 (e)	500	517
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	185	217
8.75%, 5/1/19	185	244
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	400	420
		3,886
		62,409
Mortgages — Other (6.2%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	734	478
5.91%, 10/25/36 (c)	1,309	853
6.00%, 4/25/36	741	736
Banc of America Funding Corp.
0.62%, 8/25/36 (c)	283	258
Chase Mortgage Finance Corp.
6.00%, 11/25/36	740	599

	Face Amount (000)	Value (000)
Chaseflex Trust
6.00%, 2/25/37	$981	$689
Countrywide Home Loan Mortgage Pass-Through Trust
0.55%, 4/25/46 (c)	1,280	266
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	469	344
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	543	440
GSR Mortgage Loan Trust
5.75%, 1/25/37	774	725
JP Morgan Mortgage Trust,
6.00%, 6/25/37	379	349
6.25%, 7/25/36	493	403
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36	1,144	1,065
6.50%, 9/25/37	1,504	1,156
Residential Accredit Loans, Inc.
0.75%, 3/25/35 (c)	557	305
Structured Asset Mortgage Investments, Inc.
0.48%, 8/25/36 (c)	1,212	242
WaMu Mortgage Pass-Through Certificates,
1.14%, 7/25/46 (c)	942	620
5.06%, 6/25/37 (c)	1,229	867
WF-RBS Commercial Mortgage Trust
3.43%, 6/15/45	677	694
		11,089
Municipal Bonds (1.4%)
Chicago, IL, Transit Authority
6.20%, 12/1/40	255	282
City of Chicago, IL, O'Hare International Airport Revenue
6.40%, 1/1/40	100	129
City of New York, NY, Series G-1
5.97%, 3/1/36	215	268
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	630	782
Municipal Electric Authority of Georgia
6.66%, 4/1/57	415	480
State of California, General Obligation Bonds
5.95%, 4/1/16	485	554
		2,495
Sovereign (4.1%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)	800	913
Brazilian Government International Bond
4.88%, 1/22/21	750	871
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)	800	879

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Sovereign (cont'd)
KazMunayGas National Co.
6.38%, 4/9/21 (b)	$800	$884
Korea Development Bank (The),
3.88%, 5/4/17	200	213
4.38%, 8/10/15	335	358
Korea Finance Corp.
4.63%, 11/16/21	420	457
Mexican Bonos
6.50%, 6/10/21	11,000	896
Petroleos Mexicanos
4.88%, 1/24/22 (b)(e)	600	650
Poland Government International Bond
5.00%, 3/23/22	300	329
Russian Foreign Bond -Eurobond
3.25%, 4/4/17 (b)	800	807
		7,257
U.S. Agency Securities (3.2%)
Federal National Mortgage Association,
1.25%, 9/28/16	3,650	3,718
5.38%, 6/12/17	1,580	1,916
		5,634
U.S. Treasury Securities (13.8%)
U.S. Treasury Bonds,
3.50%, 2/15/39 (e)	7,390	8,553
5.25%, 11/15/28	2,415	3,399
U.S. Treasury Notes,
0.75%, 6/15/14	4,850	4,891
1.75%, 7/31/15	3,500	3,639
2.25%, 1/31/15	2,350	2,463
2.25%, 3/31/16 (e)	1,560	1,659
		24,604
Total Fixed Income Securities (Cost $166,881)		173,677
	Shares
Short-Term Investments (22.2%)
Securities held as Collateral on Loaned Securities (10.1%)
Investment Company (9.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	17,474,238	17,474

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $210; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $214)	$210	$210
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $273; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $279)	273	273
		483
Total Securities held as Collateral on Loaned Securities (Cost $17,957)		17,957
	Shares
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $9,086)	9,086,127	9,086
	Face Amount (000)
U.S. Treasury Securities (7.0%)
U.S. Treasury Bills,
0.13%, 11/29/12 (g)	$2,500	2,499
0.11%, 10/4/12 (f)(g)	9,000	8,998
0.14%, 10/4/12 (f)(g)	1,000	1,000
(Cost $12,496)
		12,497
Total Short-Term Investments (Cost $39,539)		39,540
Total Investments (119.6%) (Cost $206,420) Including $26,251 of Securities Loaned (h)		213,217
Liabilities in Excess of Other Assets (-19.6%)		(34,878)
Net Assets (100.0%)		$178,339

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2012.

(e)  All or a portion of this security was on loan at June 30, 2012.

(f)  When-issued security.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

(g)  Rate shown is the yield to maturity at June 30, 2012.

(h)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	MXN	12,374	$927	7/13/12	USD	871	$871	$(56)
UBS AG	CAD	1,769	1,738	7/13/12	USD	1,702	1,702	(35)
Wells Fargo Bank	USD	1,717	1,717	7/13/12	CAD	1,769	1,738	20
			$4,382				$4,311	$(71)

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	67	$14,753	Sep-12	$(8)
U.S. Treasury 5 yr. Note	11	1,364	Sep-12	(—	)@

Futures Contracts: (cont'd)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	110	$(14,671)	Sep-12	$(46)
U.S. Treasury 30 yr. Bond	3	(444)	Sep-12	(3)
U.S. Treasury Ultra Long Bond	3	(501)	Sep-12	3
				$(54)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	9,180	$594
Bank of America	3 Month LIBOR	Receive	4.35	8/18/26		$12,300	(559)
Bank of America	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	11,595	(621)
Bank of America	3 Month LIBOR	Pay	4.15	8/18/31		$15,255	546
							$(40)

@  Value is less than $500.

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

CAD  — Canadian Dollar

EUR  — Euro

MXN  — Mexican New Peso

USD  — United States Dollar

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	24.5%
Industrials	18.2
Other**	16.2
U.S. Treasury Securities	12.6
Finance	11.7
Short-Term Investments	11.1
Mortgages — Other	5.7
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2012.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency exchange contracts with net unrealized depreciation of approximately $71,000. Does not include open long/short futures contracts with an underlying face amount of approximately $31,732,000 and net unrealized depreciation of approximately $54,000. Also does not include open swap agreements with net unrealized depreciation of approximately $40,000.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

2012 Semi-Annual Report – June 30, 2012 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $178,822)	$185,451
Investment in Security of Affiliated Issuer, at Value (Cost $27,598)	27,766
Total Investments in Securities, at Value (Cost $206,420)	213,217
Foreign Currency, at Value (Cost $27)	27
Cash	1
Receivable for Investments Sold	6,268
Interest Receivable	1,295
Unrealized Appreciation on Swap Agreements	1,140
Receivable for Variation Margin	202
Receivable for Portfolio Shares Sold	77
Unrealized Appreciation on Foreign Currency Exchange Contracts	20
Receivable from Affiliate	10
Tax Reclaim Receivable	2
Other Assets	19
Total Assets	222,278
Liabilities:
Collateral on Securities Loaned, at Value	17,958
Payable for Investments Purchased	24,305
Unrealized Depreciation on Swap Agreements	1,180
Payable for Advisory Fees	147
Payable for Portfolio Shares Redeemed	146
Unrealized Depreciation on Foreign Currency Exchange Contracts	91
Payable for Administration Fees	37
Payable for Professional Fees	24
Payable for Custodian Fees	11
Distribution Fees — Class II Shares	9
Payable for Directors' Fees and Expenses	2
Other Liabilities	29
Total Liabilities	43,939
NET ASSETS	$178,339
Net Assets Consist of:
Paid-in-Capital	$235,275
Undistributed Net Investment Income	11,160
Accumulated Net Realized Loss	(74,728)
Unrealized Appreciation (Depreciation) on:
Investments	6,629
Investments in Affiliates	168
Futures Contracts	(54)
Swap Agreements	(40)
Foreign Currency Exchange Contracts	(71)
Foreign Currency Translations	(— @)
Net Assets	$178,339
CLASS I:
Net Assets	$127,325
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,875,070 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.72
CLASS II:
Net Assets	$51,014
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,773,206 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.69
(1) Including:
Securities on Loan, at Value:	$26,251

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

2012 Semi-Annual Report – June 30, 2012 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ Foreign Taxes Withheld)	$3,673
Interest from Securities of Affiliated Issuer	46
Income from Securities Loaned — Net	23
Dividends from Security of Affiliated Issuer	7
Total Investment Income	3,749
Expenses:
Advisory Fees (Note B)	337
Administration Fees (Note C)	225
Distribution Fees — Class II Shares (Note D)	88
Custodian Fees (Note F)	31
Professional Fees	27
Pricing Fees	22
Shareholder Reporting Fees	15
Directors' Fees and Expenses	3
Other Expenses	7
Total Expenses	755
Waiver of Advisory Fees (Note B)	(37)
Distribution Fees — Class II Shares Waived (Note D)	(25)
Rebate from Morgan Stanley Affiliate (Note H)	(6)
Net Expenses	687
Net Investment Income	3,062
Realized Gain (Loss):
Investments Sold	3,308
Investments in Affiliates	43
Foreign Currency Exchange Contracts	(— @)
Foreign Currency Transactions	(3)
Futures Contracts	(109)
Swap Agreements	(124)
Net Realized Gain	3,115
Change in Unrealized Appreciation (Depreciation):
Investments	3,016
Investments in Affiliates	72
Foreign Currency Exchange Contracts	(50)
Foreign Currency Translations	17
Futures Contracts	22
Swap Agreements	(179)
Net Change in Unrealized Appreciation (Depreciation)	2,898
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,013
Net Increase in Net Assets Resulting from Operations	$9,075

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

The Universal Institutional Funds, Inc.

2012 Semi-Annual Report – June 30, 2012

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,062	$7,304
Net Realized Gain	3,115	5,037
Net Change in Unrealized Appreciation (Depreciation)	2,898	(1,880)
Net Increase in Net Assets Resulting from Operations	9,075	10,461
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5,145)
Class II:
Net Investment Income	—	(1,691)
Total Distributions	—	(6,836)
Capital Share Transactions:(1)
Class I:
Subscribed	6,460	82,462
Distributions Reinvested	—	5,145
Redeemed	(17,095)	(112,994)
Class II:
Subscribed	5,997	13,459
Distributions Reinvested	—	1,691
Redeemed	(6,314)	(15,435)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,952)	(25,672)
Total Decrease in Net Assets	(1,877)	(22,047)
Net Assets:
Beginning of Period	180,216	202,263
End of Period (Including Undistributed Net Investment Income of $11,160 and $8,098)	$178,339	$180,216
(1) Capital Share Transactions:
Class I:
Shares Subscribed	613	8,104
Shares Issued on Distributions Reinvested	—	514
Shares Redeemed	(1,624)	(11,125)
Net Decrease in Class I Shares Outstanding	(1,011)	(2,507)
Class II:
Shares Subscribed	572	1,330
Shares Issued on Distributions Reinvested	—	169
Shares Redeemed	(601)	(1,526)
Net Decrease in Class II Shares Outstanding	(29)	(27)

The accompanying notes are an integral part of the financial statements.
15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$10.19		$10.01		$9.92		$9.90		$11.59	$11.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.39		0.34		0.33		0.49	0.55
Net Realized and Unrealized Gain (Loss)	0.35		0.17		0.36		0.58		(1.67)	0.06
Total from Investment Operations	0.53		0.56		0.70		0.91		(1.18)	0.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)		(0.61)		(0.89)		(0.51)	(0.42)
Net Asset Value, End of Period	$10.72		$10.19		$10.01		$9.92		$9.90	$11.59
Total Return ++	5.20	%#	5.65%		7.14%		9.64%		(10.20)%	5.46%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$127,325		$131,361		$154,029		$171,120		$193,344	$270,733
Ratio of Expenses to Average Net Assets(1)	0.69	%+††*	0.67	%+††	0.69	%+††	0.69	%+	0.66%+	0.65%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.69	%+††	N/A		N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	3.48	%+††*	3.89	%+††	3.44	%+††	3.34	%+	4.65%+	4.83%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01%		0.01%	0.01%
Portfolio Turnover Rate	109	%#	240%		294%		433%		447%	162%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.73	%††*	N/A		0.76	%+††	0.72	%+	N/A	N/A
Net Investment Income to Average Net Assets	3.44	%††*	N/A		3.38	%+††	3.31	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$10.17		$9.99		$9.84		$9.81		$11.48	$11.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.37		0.32		0.28		0.46	0.50
Net Realized and Unrealized Gain (Loss)	0.35		0.16		0.35		0.59		(1.64)	0.08
Total from Investment Operations	0.52		0.53		0.67		0.87		(1.18)	0.58
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.52)		(0.84)		(0.49)	(0.41)
Net Asset Value, End of Period	$10.69		$10.17		$9.99		$9.84		$9.81	$11.48
Total Return ++	5.11	%#	5.40%		6.86%		9.38%		(10.46)%	5.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,014		$48,855		$48,234		$44,105		$327,352	$364,577
Ratio of Expenses to Average Net Assets(1)	0.94	%+††*	0.92	%+††	0.94	%+††	0.94	%+	0.91%+	0.90	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.94	%+††	N/A		N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	3.23	%+††*	3.64	%+††	3.19	%+††	2.87	%+	4.38%+	4.42	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01%		0.01%	0.01%
Portfolio Turnover Rate	109	%#	240%		294%		433%		447%	162%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.08	%††*	1.03	%††	1.11	%+††	1.07	%+	1.01%+	1.00	%+
Net Investment Income to Average Net Assets	3.09	%††*	3.53	%††	3.03	%+††	2.74	%+	4.28%+	4.32	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate, mortgage and asset-backed securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Boards ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$761	$—	$761
Agency Fixed Rate Mortgages	—	47,775	—	47,775
Asset-Backed Securities	—	3,734	—	3,734
Collateralized Mortgage Obligations — Agency Collateral Series	—	7,717	—	7,717
Commercial Mortgage Backed Securities	—	202	—	202
Corporate Bonds	—	62,409	—	62,409
Mortgages — Other	—	11,089	—	11,089
Municipal Bonds	—	2,495	—	2,495
Sovereign	—	7,257	—	7,257
U.S. Agency Securities	—	5,634	—	5,634
U.S. Treasury Securities	—	24,604	—	24,604
Total Fixed Income Securities	—	173,677	—	173,677
Short-Term Investments
Investment Companies	26,560	—	—	26,560
Repurchase Agreements	—	483	—	483
U.S. Treasury Securities	—	12,497	—	12,497
Total Short-Term Investments	26,560	12,980	—	39,540
Futures Contracts	3	—	—	3
Interest Rate Swap Agreements	—	1,140	—	1,140
Foreign Currency Exchange Contracts	—	20	—	20
Total Assets	26,563	187,817	—	214,380
Liabilities:
Futures Contracts	(57)	—	—	(57)
Interest Rate Swap Agreements	—	(1,180)	—	(1,180)
Foreign Currency Exchange Contracts	—	(91)	—	(91)
Total Liabilities	(57)	(1,271)	—	(1,328)
Total	$26,506	$186,546	$—	$213,052

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser, a wholly-owned subsidiary of Morgan Stanley, seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

Swaps: An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities. Cash collateral has

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

been offset against open swap agreements under the provisions of FASB ASC "Balance Sheet" (ASC 210). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation/Depreciation on Swap Agreements" in the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements in the Statement of Operations.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)	Swap Agreements (000)	Foreign Currency Exchange Contracs (000)
Assets:
Currency Risk	Receivables	$—	$—	$20
Interest Rate Risk	Receivables	3	1,140	—
Total Receivables		$3	$1,140	$20
Liabilities:
Currency Risk	Payables	$—	$—	$(91)
Interest Rate Risk	Payables	(57)	(1,180)	—
Total Payables		$(57)	$(1,180)	$(91)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$ (— )@
Interest Rate Risk	Futures Contracts	(109)
Interest Rate Risk	Swap Agreements	(124)
Total		$(233)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$(50)
Interest Rate Risk	Futures Contracts	22
Interest Rate Risk	Swap Agreements	(179)
Total		$(207)

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $7,526,000, the average monthly original value of futures contracts was approximately $33,551,000 and the average monthly notional amount of swap agreements was approximately $107,634,000.

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Security Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $26,251,000 and $26,937,000, respectively. The Portfolio received cash collateral of approximately $17,958,000, of which, approximately $17,957,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2012, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $8,979,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $37,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $25,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,837	$—	$12,195	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions and paydown adjustments resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$790	$(790)	$—

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$8,080	$—

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,180,000 and the aggregate gross unrealized depreciation is approximately $1,383,000 resulting in net unrealized appreciation of approximately $6,797,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused capital losses, of approximately $76,959,000, of which $45,847,000 will expire on December 31, 2016 and $31,112,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio had utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $4,864,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $37,599,000 and $60,510,000, respectively. For the six months ended June 30, 2012, purchases and sales of long-term U.S. Government securities were approximately $152,197,000 and $134,273,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$12,708	$77,271	$63,419	$7	$26,560

For the six months ended June 30, 2012, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act.

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Interest Income (000)	Value June 30, 2012 (000)
$2,385	$—	$1,290	$43	$46	$1,206

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.5% and 96.3%, for Class I and Class II shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

25

The Universal Institutional Funds, Inc.

Semi-Annual Report June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
IU12-01670P-Y06/12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Emerging Markets Debt Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Emerging Markets Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$1,069.80	$1,019.74	$5.30	$5.17	1.03%
Emerging Markets Debt Portfolio Class II	1,000.00	1,070.20	1,019.49	5.56	5.42	1.08

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of the services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (89.6%)
Argentina (1.3%)
Sovereign (1.3%)
Argentina Boden Bonds, 7.00%, 10/3/15	$5,810	$4,413
Brazil (10.6%)
Corporate Bonds (2.6%)
Banco Safra Cayman Islands Ltd., 6.75%, 1/27/21	870	937
6.75%, 1/27/21 (a)	1,280	1,379
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21 (a)(b)	2,210	2,427
Odebrecht Finance Ltd., 6.00%, 4/5/23 (a)(b)	3,790	4,011
		8,754
Sovereign (8.0%)
Banco Nacional de Desenvolvimento, Economico e Social, 5.50%, 7/12/20 (a)	1,360	1,552
5.50%, 7/12/20	2,500	2,853
6.37%, 6/16/18 (a)	788	928
Brazilian Government International Bond, 4.88%, 1/22/21 (b)	1,070	1,243
5.88%, 1/15/19	7,507	9,098
7.13%, 1/20/37	4,550	6,586
8.00%, 1/15/18	76	89
8.88%, 10/14/19	3,075	4,374
		26,723
		35,477
Colombia (3.5%)
Sovereign (3.5%)
Colombia Government International Bond, 4.38%, 7/12/21	3,900	4,399
6.13%, 1/18/41	2,200	2,871
7.38%, 3/18/19	540	709
11.75%, 2/25/20	2,390	3,836
		11,815
Croatia (0.5%)
Sovereign (0.5%)
Croatia Government International Bond, 6.63%, 7/14/20	850	849
6.63%, 7/14/20 (a)	920	919
		1,768
Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond, 9.38%, 12/15/15	1,970	1,995

	Face Amount (000)	Value (000)
Ghana (0.2%)
Sovereign (0.2%)
Republic of Ghana, 8.50%, 10/4/17 (a)(b)	$116	$129
8.50%, 10/4/17	360	401
		530
Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond, 6.38%, 3/29/21	1,110	1,087
7.63%, 3/29/41	520	511
		1,598
India (0.2%)
Corporate Bond (0.2%)
Reliance Holdings USA, Inc., 6.25%, 10/19/40 (a)	660	621
Indonesia (5.4%)
Sovereign (5.4%)
Indonesia Government International Bond, 6.88%, 1/17/18 (a)	250	297
7.75%, 1/17/38	600	830
7.75%, 1/17/38 (a)	2,926	4,045
11.63%, 3/4/19 (a)(b)	640	947
Majapahit Holding BV, 7.75%, 1/20/20	9,950	11,915
		18,034
Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c)(d)	1,830	1,373
Kazakhstan (4.2%)
Sovereign (4.2%)
Development Bank of Kazakhstan JSC, 5.50%, 12/20/15	210	220
5.50%, 12/20/15 (a)	1,150	1,203
Intergas Finance BV, 6.38%, 5/14/17	410	447
KazMunayGas National Co., 6.38%, 4/9/21 (a)	2,140	2,365
6.38%, 4/9/21	3,260	3,602
9.13%, 7/2/18	2,280	2,830
9.13%, 7/2/18 (a)(b)	2,610	3,240
		13,907
Lithuania (1.2%)
Sovereign (1.2%)
Lithuania Government International Bond, 6.13%, 3/9/21 (a)	380	420
6.63%, 2/1/22 (a)	1,290	1,482
7.38%, 2/11/20	1,680	1,990
		3,892

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond, 3.21%, 5/31/13	MYR	9,500	$2,998
Mexico (13.9%)
Corporate Bonds (0.5%)
Cemex SAB de CV, 9.00%, 1/11/18		$300	269
9.00%, 1/11/18 (a)		1,830	1,642
			1,911
Sovereign (13.4%)
Mexican Bonos, 8.00%, 6/11/20	MXN	44,889	3,991
Mexico Government International Bond, 3.63%, 3/15/22		$5,360	5,703
5.63%, 1/15/17		689	805
5.95%, 3/19/19		5,872	7,187
6.05%, 1/11/40		2,140	2,771
6.75%, 9/27/34		3,871	5,303
Pemex Project Funding Master Trust, 6.63%, 6/15/35 - 6/15/38		2,901	3,467
8.63%, 12/1/23		1,350	1,755
Petroleos Mexicanos, 4.88%, 1/24/22 (b)		2,530	2,739
4.88%, 1/24/22 (a)(b)		2,060	2,230
5.50%, 1/21/21 (b)		6,320	7,173
8.00%, 5/3/19		1,176	1,500
			44,624
			46,535
Panama (1.6%)
Sovereign (1.6%)
Panama Government International Bond, 5.20%, 1/30/20		2,050	2,404
8.88%, 9/30/27		1,183	1,842
9.38%, 4/1/29		740	1,214
			5,460
Peru (3.2%)
Corporate Bond (0.7%)
Ajecorp BV, 6.50%, 5/14/22 (a)(b)		2,430	2,509
Sovereign (2.5%)
Peruvian Government International Bond, 5.63%, 11/18/50		2,000	2,435
7.35%, 7/21/25		1,450	2,044
8.75%, 11/21/33		955	1,571
8.20%, 8/12/26 (Units) (e)	PEN	4,830	2,320
			8,370
			10,879

	Face Amount (000)	Value (000)
Philippines (4.5%)
Sovereign (4.5%)
Philippine Government International Bond, 4.00%, 1/15/21 (b)	$7,382	$7,963
8.38%, 6/17/19	2,171	2,937
9.50%, 2/2/30	2,571	4,178
		15,078
Poland (0.3%)
Sovereign (0.3%)
Poland Government International Bond, 5.00%, 3/23/22	810	888
Russia (14.1%)
Corporate Bonds (0.6%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21 (a)	1,310	1,269
VimpelCom Holdings BV, 7.50%, 3/1/22 (a)(b)	840	791
		2,060
Sovereign (13.5%)
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 5/15/17 (a)	1,401	1,485
6.30%, 5/15/17	3,200	3,392
7.18%, 5/16/13	10	10
7.18%, 5/16/13 (a)	1,210	1,260
Russian Foreign Bond — Eurobond, 5.00%, 4/29/20	9,300	10,137
5.63%, 4/4/42 (a)	11,000	11,795
7.50%, 3/31/30 (a)	506	609
7.50%, 3/31/30	4,073	4,901
12.75%, 6/24/28	2,700	4,860
Vnesheconombank Via VEB Finance PLC, 6.90%, 7/9/20	5,990	6,503
		44,952
		47,012
South Africa (2.1%)
Sovereign (2.1%)
Eskom Holdings SOC Ltd., 5.75%, 1/26/21	3,230	3,549
5.75%, 1/26/21 (a)(b)	3,278	3,602
		7,151
Sri Lanka (0.2%)
Sovereign (0.2%)
Sri Lanka Government International Bond, 6.25%, 10/4/20	139	143
6.25%, 10/4/20 (a)	510	525
		668
Turkey (6.3%)
Sovereign (6.3%)
Export Credit Bank of Turkey, 5.88%, 4/24/19 (a)	3,210	3,310

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Turkey (cont'd)
Turkey Government International Bond, 5.63%, 3/30/21	$8,600	$9,428
6.88%, 3/17/36	3,879	4,569
7.50%, 7/14/17	998	1,166
11.88%, 1/15/30	1,340	2,376
		20,849
Ukraine (1.7%)
Sovereign (1.7%)
Ukraine Government International Bond, 6.58%, 11/21/16	636	573
6.75%, 11/14/17	2,740	2,448
7.75%, 9/23/20 (a)(b)	2,897	2,639
		5,660
Uruguay (0.8%)
Sovereign (0.8%)
Uruguay Government International Bond, 8.00%, 11/18/22	1,840	2,599
Venezuela (11.4%)
Sovereign (11.4%)
Petroleos de Venezuela SA, 8.50%, 11/2/17	25,080	20,440
Venezuela Government International Bond, 6.00%, 12/9/20	880	596
7.65%, 4/21/25	3,450	2,398
9.00%, 5/7/23	1,450	1,124
9.25%, 9/15/27 (b)	16,469	13,422
		37,980
Total Fixed Income Securities (Cost $277,680)		299,180
	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (f)(g)	750	135
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (f)(g)	3,750	111
Total Warrants (Cost $—)		246
	Shares
Short-Term Investments (15.3%)
Securities held as Collateral on Loaned Securities (5.4%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	17,437,069	17,437

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $210; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $214)	$210	$210
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $272; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $278)	272	272
		482
Total Securities held as Collateral on Loaned Securities (Cost $17,919)		17,919
	Shares
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $29,920)	29,920,398	29,920
	Face Amount (000)
Sovereign (0.9%)
Argentina Boden Bonds, 0.79%, 8/3/12 (f) (Cost $3,044)	$24,650	3,044
Total Short-Term Investments (Cost $50,883)		50,883
Total Investments (105.0%) (Cost $328,563) Including $17,711 of Securities Loaned (h)		350,309
Liabilities in Excess of Other Assets (-5.0%)		(16,540)
Net Assets (100%)		$333,769

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at June 30, 2012.

(c)  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2012. Maturity date disclosed is the ultimate maturity date.

(d)  Issuer is in default.

(e)  Consists of one or more classes of securities traded together as a unit.

(f)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.

(g)  Security has been deemed illiquid at June 30, 2012.

(h)  Securities are available for collateral in connection with open futures contracts.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	60	$(8,003)	Sep-12	$(37)

MXN  — Mexican New Peso

MYR  — Malaysian Ringgit

PEN  — Peruvian Nuevo Sol

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	85.2%
Short-Term Investments	9.9
Other**	4.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2012.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open short futures contracts with an underlying face amount of approximately $8,003,000 and total unrealized depreciation of approximately $37,000.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $281,206)	$302,952
Investment in Security of Affiliated Issuer, at Value (Cost $47,357)	47,357
Total Investments in Securities, at Value (Cost $328,563)	350,309
Foreign Currency, at Value (Cost $187)	184
Cash	1
Interest Receivable	5,382
Receivable for Portfolio Shares Sold	296
Receivable for Variation Margin	99
Receivable from Affiliate	4
Other Assets	9
Total Assets	356,284
Liabilities:
Collateral on Securities Loaned, at Value	17,920
Payable for Investments Purchased	3,876
Payable for Advisory Fees	591
Payable for Administration Fees	67
Payable for Professional Fees	31
Payable for Portfolio Shares Redeemed	11
Payable for Custodian Fees	1
Payable for Directors' Fees and Expenses	1
Distribution Fees — Class II Shares	1
Other Liabilities	16
Total Liabilities	22,515
NET ASSETS	$333,769
Net Assets Consist of:
Paid-in-Capital	$297,378
Undistributed Net Investment Income	16,649
Accumulated Net Realized Loss	(1,964)
Unrealized Appreciation (Depreciation) on:
Investments	21,746
Futures Contracts	(37)
Foreign Currency Translations	(3)
Net Assets	$333,769
CLASS I:
Net Assets	$306,432
Net Asset Value, Offering and Redemption Price Per Share Applicable to 34,476,457 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.89
CLASS II:
Net Assets	$27,337
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,093,939 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.84
(1) Including:
Securities on Loan, at Value:	$17,711

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $5 Foreign Taxes Withheld)	$8,489
Dividends from Security of Affiliated Issuer	30
Income from Securities Loaned — Net	29
Dividends from Securities of Unaffiliated Issuers	23
Total Investment Income	8,571
Expenses:
Advisory Fees (Note B)	1,164
Administration Fees (Note C)	388
Distribution Fees — Class II Shares (Note D)	49
Professional Fees	37
Custodian Fees (Note F)	12
Shareholder Reporting Fees	11
Directors' Fees and Expenses	5
Pricing Fees	5
Other Expenses	7
Total Expenses	1,678
Distribution Fees — Class II Shares Waived (Note D)	(42)
Rebate from Morgan Stanley Affiliate (Note H)	(27)
Net Expenses	1,609
Net Investment Income	6,962
Realized Gain (Loss):
Investments Sold	(186)
Foreign Currency Exchange Contracts	43
Foreign Currency Transactions	7
Futures Contracts	139
Net Realized Gain	3
Change in Unrealized Appreciation (Depreciation):
Investments	13,757
Foreign Currency Exchange Contracts	1
Foreign Currency Translations	10
Futures Contracts	(212)
Net Change in Unrealized Appreciation (Depreciation)	13,556
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	13,559
Net Increase in Net Assets Resulting from Operations	$20,521

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,962	$13,137
Net Realized Gain (Loss)	3	(2,805)
Net Change in Unrealized Appreciation (Depreciation)	13,556	6,918
Net Increase in Net Assets Resulting from Operations	20,521	17,250
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(8,437)
Net Realized Gain	—	(2,628)
Class II:
Net Investment Income	—	(1,135)
Net Realized Gain	—	(359)
Total Distributions	—	(12,559)
Capital Share Transactions:(1)
Class I:
Subscribed	47,042	62,265
Distributions Reinvested	—	11,065
Redeemed	(14,469)	(49,874)
Class II:
Subscribed	2,134	7,311
Distributions Reinvested	—	1,494
Redeemed	(7,627)	(9,837)
Net Increase in Net Assets Resulting from Capital Share Transactions	27,080	22,424
Total Increase in Net Assets	47,601	27,115
Net Assets:
Beginning of Period	286,168	259,053
End of Period (Including Undistributed Net Investment Income of $16,649 and $9,687)	$333,769	$286,168
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,399	7,521
Shares Issued on Distributions Reinvested	—	1,354
Shares Redeemed	(1,658)	(6,107)
Net Increase in Class I Shares Outstanding	3,741	2,768
Class II:
Shares Subscribed	246	882
Shares Issued on Distributions Reinvested	—	184
Shares Redeemed	(887)	(1,204)
Net Decrease in Class II Shares Outstanding	(641)	(138)

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$8.31		$8.14		$7.75		$6.47	$8.53	$8.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.41		0.40		0.47	0.46	0.54
Net Realized and Unrealized Gain (Loss)	0.39		0.15		0.33		1.41	(1.61)	0.01
Total from Investment Operations	0.58		0.56		0.73		1.88	(1.15)	0.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.34)		(0.60)	(0.58)	(0.66)
Net Realized Gain	—		(0.09)		—		—	(0.33)	(0.28)
Total Distributions	—		(0.39)		(0.34)		(0.60)	(0.91)	(0.94)
Net Asset Value, End of Period	$8.89		$8.31		$8.14		$7.75	$6.47	$8.53
Total Return ++	6.98	%#	7.03%		9.74%		30.21%	(14.98)%	6.55%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$306,432		$255,316		$227,693		$138,080	$92,681	$128,135
Ratio of Expenses to Average Net Assets	1.03	%+††*	1.04	%+††	1.07	%+††	1.08%+	1.10%+	1.06%+
Ratio of Net Investment Income to Average Net Assets	4.49	%+††*	4.95	%+††	4.96	%+††	6.50%+	6.00%+	6.15%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.01	%††	0.01	%††	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	18	%#	52%		89%		97%	70%	59%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$8.26		$8.10		$7.71		$6.43		$8.49	$8.88
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.40		0.39		0.46		0.46	0.53
Net Realized and Unrealized Gain (Loss)	0.39		0.15		0.33		1.41		(1.62)	0.02
Total from Investment Operations	0.58		0.55		0.72		1.87		(1.16)	0.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.33)		(0.59)		(0.57)	(0.66)
Net Realized Gain	—		(0.09)		—		—		(0.33)	(0.28)
Total Distributions	—		(0.39)		(0.33)		(0.59)		(0.90)	(0.94)
Net Asset Value, End of Period	$8.84		$8.26		$8.10		$7.71		$6.43	$8.49
Total Return ++	7.02	%#	6.88%		9.74%		30.11%		(14.98)%	6.39%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,337		$30,852		$31,360		$36,299		$27,438	$40,571
Ratio of Expenses to Average Net Assets(1)	1.08	%+††*	1.09	%+††	1.12	%+††	1.13	%+	1.15%+	1.11	%+
Ratio of Net Investment Income to Average Net Assets(1)	4.44	%+††*	4.90	%+††	4.91	%+††	6.48	%+	5.97%+	6.10	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%††*	0.01	%††	0.01	%††	0.00	%§	0.00%§	0.00	%§
Portfolio Turnover Rate	18	%#	52%		89%		97%		70%	59%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40	%††*	1.40	%††	1.43	%+††	1.43	%+	1.45%+	1.41	%+
Net Investment Income to Average Net Assets	4.12	%††*	4.59	%††	4.60	%+††	6.18	%+	5.67%+	5.80	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$15,855	$—	$15,855
Sovereign	—	283,325	—	283,325
Total Fixed Income Securities	—	299,180	—	299,180
Warrants	—	246	—	246
Short-Term Investments
Investment Company	47,357	—	—	47,357
Repurchase Agreements	—	482	—	482
Sovereign	—	3,044	—	3,044
Total Short-Term Investments	47,357	3,526	—	50,883
Total Assets	47,357	302,952	—	350,309
Liabilities:
Futures Contracts	(37)	—	—	(37)
Total	$47,320	$302,952	$—	$350,272

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser, a wholly-owned subsidiary of Morgan Stanley, seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

or lower than the spot rate between the currencies that are the subject of the contract. Currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a forward currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)
Liabilities:
Interest Rate Risk	Payables	$(37)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflect the current day net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$43
Interest Rate Risk	Futures Contracts	139
Total		$182
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$1
Interest Rate Risk	Futures Contracts	(212)
Total		$(211)

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $1,035,000 and the average monthly original value of futures contracts was approximately $13,791,000.

5.  Security Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $17,711,000 and $17,920,000, respectively. The Portfolio received cash collateral of approximately $17,920,000, of which, approximately $17,919,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2012, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $42,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,572	$2,987	$7,646	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, paydown adjustments and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(842)	$842	$—

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,727	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $23,653,000 and the aggregate gross unrealized depreciation is approximately $1,907,000 resulting in net unrealized appreciation of approximately $21,746,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused short term capital losses of approximately $326,000 and long term capital losses of approximately $432,000 that will not expire.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $95,749,000 and $49,827,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $27,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$61,360	$68,849	$82,852	$30	$47,357

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 80.1% and 93.4%, for Class I and Class II shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
IU12-01654P-Y06/12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Emerging Markets Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	13

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Emerging Markets Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$1,059.10	$1,017.55	$7.53	$7.37	1.47%
Emerging Markets Equity Portfolio Class II	1,000.00	1,058.40	1,017.30	7.78	7.62	1.52

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, and (ii) the Portfolio's management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Brazil (8.4%)
Banco Bradesco SA (Preference)	273,000	$4,070
BRF - Brasil Foods SA	348,594	5,274
Cia de Bebidas das Americas (Preference) ADR (a)	167,400	6,416
Cielo SA	107,280	3,156
PDG Realty SA Empreendimentos e Participacoes	681,200	1,190
Petroleo Brasileiro SA	120,883	1,138
Petroleo Brasileiro SA (Preference)	150,404	1,367
Petroleo Brasileiro SA ADR	113,100	2,123
Petroleo Brasileiro SA Sponsored ADR	121,593	2,206
Raia Drogasil SA	68,900	695
Ultrapar Participacoes SA	124,220	2,795
Vale SA (Preference)	29,555	576
Vale SA (Preference) ADR	137,225	2,677
Vale SA ADR	75,100	1,491
		35,174
Chile (2.8%)
Banco Santander Chile ADR	28,100	2,178
Cencosud SA	389,800	2,145
Empresa Nacional de Electricidad SA	1,167,159	1,980
SACI Falabella	298,561	2,728
Sociedad Quimica y Minera de Chile SA ADR	44,700	2,488
		11,519
China (10.8%)
Ajisen China Holdings Ltd. (a)(b)	1,379,000	958
Belle International Holdings Ltd. (b)	1,119,000	1,914
China Construction Bank Corp. H Shares (b)	5,836,430	4,024
China Mengniu Dairy Co., Ltd. (b)	1,927,000	5,094
China Pacific Insurance Group Co., Ltd. H Shares (b)	1,121,000	3,655
China Resources Enterprise Ltd. (b)	580,000	1,733
China Telecom Corp., Ltd. H Shares (b)	7,822,000	3,431
China ZhengTong Auto Services Holdings Ltd. (a)(b)(c)	405,500	216
Chow Tai Fook Jewellery Group Ltd. (a)(b)(c)	646,800	806
Hengan International Group Co., Ltd. (a)(b)	309,000	3,004
PetroChina Co., Ltd. H Shares (b)	3,526,000	4,588
Ping An Insurance Group Co. H Shares (b)	521,500	4,208
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	1,264,200	1,586
Tencent Holdings Ltd. (a)(b)	238,500	7,043
Tingyi Cayman Islands Holding Corp. (a)(b)	444,000	1,145
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	302,000	1,728
		45,133
Hong Kong (0.7%)
Samsonite International SA	1,750,800	2,964
Hungary (0.9%)
Richter Gedeon Nyrt	21,706	3,580

	Shares	Value (000)
India (7.2%)
ACC Ltd.	96,841	$2,216
Asian Paints Ltd.	27,937	1,951
Dr. Reddy's Laboratories Ltd.	78,983	2,341
Glenmark Pharmaceuticals Ltd.	297,782	1,947
HDFC Bank Ltd.	417,055	4,233
IndusInd Bank Ltd.	330,527	2,076
ITC Ltd.	705,726	3,287
Larsen & Toubro Ltd.	59,530	1,503
Reliance Industries Ltd.	79,693	1,060
Tata Consultancy Services Ltd.	107,027	2,462
Tata Motors Ltd.	704,574	3,076
Tata Steel Ltd.	266,971	2,114
Yes Bank Ltd.	305,801	1,873
		30,139
Indonesia (5.1%)
Astra International Tbk PT	5,863,500	4,288
Bank Central Asia Tbk PT	884,500	690
Bank Mandiri Tbk PT	4,151,500	3,213
Indofood Sukses Makmur Tbk PT	4,199,500	2,175
Indosat Tbk PT	4,467,000	2,062
Kalbe Farma Tbk PT	5,074,500	2,043
Lippo Karawaci Tbk PT	43,312,500	3,700
Telekomunikasi Indonesia Persero Tbk PT	3,906,000	3,400
		21,571
Korea, Republic of (16.4%)
Cheil Industries, Inc.	20,564	1,810
Cheil Worldwide, Inc.	63,485	1,013
Hyundai Engineering & Construction Co., Ltd.	36,614	2,105
Hyundai Heavy Industries Co., Ltd.	12,235	2,788
Hyundai Motor Co.	37,436	7,680
Hyundai Steel Co.	288	21
KB Financial Group, Inc.	53,823	1,753
Korea Aerospace Industries Ltd.	61,310	1,584
Korean Air Lines Co., Ltd. (c)	39,911	1,765
LG Chem Ltd.	10,373	2,683
LG Household & Health Care Ltd.	3,563	1,920
Mando Corp.	7,430	1,107
NCSoft Corp.	13,566	3,251
Nexon Co., Ltd. (c)	213,700	4,181
NHN Corp.	12,059	2,644
Samsung Electronics Co., Ltd.	16,302	17,284
Samsung Electronics Co., Ltd. (Preference)	5,589	3,699
Samsung Fire & Marine Insurance Co., Ltd.	9,666	1,914
Samsung Life Insurance Co., Ltd.	13,348	1,088
Shinhan Financial Group Co., Ltd.	75,452	2,626
SK C&C Co., Ltd.	20,994	1,967
SM Entertainment Co. (c)	36,251	1,541
Woongjin Coway Co., Ltd.	75,172	2,343
		68,767

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Malaysia (2.8%)
AirAsia Bhd	1,782,600	$2,017
Axiata Group Bhd	2,205,800	3,809
CIMB Group Holdings Bhd	1,319,600	3,158
Gamuda Bhd	265,800	294
Sime Darby Bhd	829,900	2,590
		11,868
Mexico (4.5%)
Alfa SAB de CV	101,800	1,627
Fomento Economico Mexicano SAB de CV (Units) ADR (d)	70,600	6,301
Grupo Televisa SAB ADR	118,900	2,554
Mexichem SAB de CV	474,645	2,042
Wal-Mart de Mexico SAB de CV Series V	2,387,400	6,387
		18,911
Peru (1.6%)
Cia de Minas Buenaventura SA ADR	74,400	2,826
Credicorp Ltd.	32,330	4,070
		6,896
Philippines (5.2%)
Ayala Corp.	240,640	2,696
Bloomberry Resorts Corp. (c)	3,237,500	735
DMCI Holdings, Inc.	125,400	170
Metro Pacific Investments Corp.	42,361,000	4,219
Metropolitan Bank & Trust	2,155,627	4,742
Philippine Long Distance Telephone Co.	74,500	4,691
SM Investments Corp.	256,830	4,464
		21,717
Poland (3.4%)
Jeronimo Martins SGPS SA	271,145	4,576
Polskie Gornictwo Naftowe i Gazownictwo SA	1,812,420	2,260
Powszechny Zaklad Ubezpieczen SA	35,732	3,591
Telekomunikacja Polska SA	837,074	3,913
		14,340
Qatar (0.5%)
Industries Qatar QSC	63,200	2,176
Russia (3.4%)
Eurasia Drilling Co., Ltd. GDR	57,118	1,458
Gazprom OAO ADR	293,727	2,781
Lukoil OAO ADR	124,468	6,958
Rosneft Oil Co. (Registered GDR)	496,562	3,116
		14,313
South Africa (5.4%)
AngloGold Ashanti Ltd. (a)	45,750	1,568
AVI Ltd.	378,470	2,323
Clicks Group Ltd.	419,600	2,766
Life Healthcare Group Holdings Ltd.	343,300	1,308
Naspers Ltd., Class N	90,046	4,815
Pick n Pay Stores Ltd.	452,944	2,433
SABMiller PLC	137,083	5,540
Sasol Ltd.	42,400	1,784
		22,537

	Shares	Value (000)
Switzerland (0.5%)
Swatch Group AG (The)	5,006	$1,981
Taiwan (6.9%)
Advanced Semiconductor Engineering, Inc.	58,000	47
Asustek Computer, Inc.	266,928	2,469
Catcher Technology Co., Ltd.	264,000	1,787
Chailease Holding Co., Ltd.	937,000	1,371
Formosa Plastics Corp.	503,000	1,353
Foxconn Technology Co., Ltd.	5,000	18
Fubon Financial Holding Co., Ltd.	1,317,888	1,330
Hon Hai Precision Industry Co., Ltd.	1,217,024	3,670
HTC Corp.	59,570	783
Lung Yen Life Service Corp.	387,000	1,116
MediaTek, Inc.	59,000	547
MStar Semiconductor, Inc.	294,000	1,985
Taiwan Cement Corp.	1,374,000	1,639
Taiwan Semiconductor Manufacturing Co., Ltd.	2,818,000	7,713
Uni-President Enterprises Corp.	1,808,496	2,905
		28,733
Thailand (3.7%)
Bank of Ayudhya PCL NVDR	376,600	354
Banpu PCL	173,100	2,454
Kasikornbank PCL (Foreign)	326,700	1,707
Kasikornbank PCL NVDR	501,900	2,573
Land and Houses PCL NVDR	14,789,300	3,662
PTT PCL (Foreign)	160,400	1,640
Siam Cement PCL NVDR	162,400	1,621
Supalai PCL NVDR	182,500	99
Thai Airways International PCL (c)	2,012,900	1,379
		15,489
Turkey (4.1%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	360,818	4,627
Haci Omer Sabanci Holding AS	650,451	2,744
Turk Telekomunikasyon AS	638,939	2,613
Turkiye Garanti Bankasi AS	1,783,448	7,031
		17,015
United States (2.1%)
Mead Johnson Nutrition Co. (a)	54,639	4,399
Yum! Brands, Inc. (a)	69,115	4,452
		8,851
Total Common Stocks (Cost $361,265)		403,674
Investment Company (0.7%)
India (0.7%)
Morgan Stanley Growth Fund (See Note H) (Cost $502) (c)	2,790,337	2,767
	No. of Rights
Rights (0.0%)
Chile (0.0%)
Cencosud SA (Chile) (Cost $—) (c)	41,836	14

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Short-Term Investments (6.6%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	16,375,329	$16,375
	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $197; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $201)	$197	197
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $256; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $261)	256	256
		453
Total Securities held as Collateral on Loaned Securities (Cost $16,828)		16,828
	Shares
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $11,019)	11,018,665	11,019
Total Short-Term Investments (Cost $27,847)		27,847
Total Investments (103.7%) (Cost $389,614) Including $16,522 of Securities Loaned (e)(f)		434,302
Liabilities in Excess of Other Assets (-3.7%)		(15,334)
Net Assets (100.0%)		$418,968

(a)  All or a portion of this security was on loan at June 30, 2012.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Securities are available for collateral in connection with open foreign currency exchange contracts.

(f)  The approximate fair value and percentage of net assets, $320,247,000 and 76.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	JPY	180,510	$2,259	7/5/12	USD	2,305	$2,305	$46

JPY  — Japanese Yen

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	60.3%
Commercial Banks	12.0
Oil, Gas & Consumable Fuels	8.7
Semiconductors & Semiconductor Equipment	7.5
Beverages	5.9
Food Products	5.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments, (excluding Securities held as Collateral on Loaned Securities), as of June 30, 2012.

**  Industries representing less than 5% of total investments.

***  Does not include open foreign currency exchange contracts with total unrealized appreciation of approximately $46,000.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $361,718)	$404,141
Investment in Security of Affiliated Issuer, at Value (Cost $27,896)	30,161
Total Investments in Securities, at Value (Cost $389,614)	434,302
Foreign Currency, at Value (Cost $515)	525
Cash	1
Receivable for Investments Sold	3,098
Dividends Receivable	1,205
Receivable for Portfolio Shares Sold	64
Unrealized Appreciation on Foreign Currency Exchange Contracts	46
Tax Reclaim Receivable	16
Receivable from Affiliate	1
Other Assets	21
Total Assets	439,279
Liabilities:
Collateral on Securities Loaned, at Value	16,829
Payable for Investments Purchased	1,157
Payable for Advisory Fees	1,058
Deferred Capital Gain Country Tax	512
Payable for Portfolio Shares Redeemed	350
Payable for Custodian Fees	180
Payable for Administration Fees	84
Payable for Professional Fees	50
Payable for Directors' Fees and Expenses	3
Distribution Fees — Class II Shares	3
Other Liabilities	85
Total Liabilities	20,311
NET ASSETS	$418,968
Net Assets Consist of:
Paid-in-Capital	$434,064
Distributions in Excess of Net Investment Income	(818)
Accumulated Net Realized Loss	(58,512)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $512 Deferred Capital Gain Country Tax)	41,911
Investments in Affiliates	2,265
Foreign Currency Exchange Contracts	46
Foreign Currency Translations	12
Net Assets	$418,968
CLASS I:
Net Assets	$298,530
Net Asset Value, Offering and Redemption Price Per Share Applicable to 22,488,464 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.27
CLASS II:
Net Assets	$120,438
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,103,237 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.23
(1) Including:
Securities on Loan, at Value:	$16,522

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $775 of Foreign Taxes Withheld)	$6,078
Dividends from Security of Affiliated Issuer	8
Interest from Securities of Unaffiliated Issuers	5
Income from Securities Loaned — Net	205
Total Investment Income	6,296
Expenses:
Advisory Fees (Note B)	3,486
Administration Fees (Note C)	702
Distribution Fees — Class II Shares (Note D)	352
Custodian Fees (Note F)	342
Professional Fees	45
Shareholder Reporting Fees	44
Directors' Fees and Expenses	12
Pricing Fees	8
Other Expenses	20
Expenses Before Non Operating Expenses	5,011
Bank Overdraft Expense	1
Interest Expense	— @
Total Expenses	5,012
Distribution Fees — Class II Shares Waived (Note D)	(302)
Waiver of Advisory Fees (Note B)	(503)
Rebate from Morgan Stanley Affiliate (Note H)	(25)
Net Expenses	4,182
Net Investment Income	2,114
Realized Gain (Loss):
Investments Sold (Net of $302 Deferred Capital Gain Country Tax)	32,500
Investments in Affiliates	1,085
Foreign Currency Exchange Contracts	(70)
Foreign Currency Transactions	8
Futures Contracts	4,026
Net Realized Gain	37,549
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $94)	31,065
Investments in Affiliates	(651)
Foreign Currency Exchange Contracts	46
Foreign Currency Translations	23
Net Change in Unrealized Appreciation (Depreciation)	30,483
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	68,032
Net Increase in Net Assets Resulting from Operations	$70,146

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,114	$7,804
Net Realized Gain	37,549	35,218
Net Change in Unrealized Appreciation (Depreciation)	30,483	(239,948)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,146	(196,926)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,412)
Class II:
Net Investment Income	—	(1,597)
Total Distributions	—	(4,009)
Capital Share Transactions:(1)
Class I:
Subscribed	42,586	75,331
Distributions Reinvested	—	2,412
Redeemed	(201,143)	(219,734)
Class II:
Subscribed	14,478	34,447
Distributions Reinvested	—	1,597
Redeemed	(290,850)	(84,214)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(434,929)	(190,161)
Total Decrease in Net Assets	(364,783)	(391,096)
Net Assets:
Beginning of Period	783,751	1,174,847
End of Period (Including Distributions in Excess of Net Investment Income of $(818) and $(2,932))	$418,968	$783,751
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,258	5,159
Shares Issued on Distributions Reinvested	—	156
Shares Redeemed	(14,583)	(15,794)
Net Decrease in Class I Shares Outstanding	(11,325)	(10,479)
Class II:
Shares Subscribed	1,066	2,418
Shares Issued on Distributions Reinvested	—	104
Shares Redeemed	(20,776)	(5,874)
Net Decrease in Class II Shares Outstanding	(19,710)	(3,352)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$12.53		$15.38		$13.01		$7.66		$24.27	$19.53
Income (Loss) from Investment Operations:
Net Investment Income†	0.05		0.11		0.04		0.04		0.08	0.01
Net Realized and Unrealized Gain (Loss)	0.69		(2.90)		2.37		5.31		(11.33)	7.45
Total from Investment Operations	0.74		(2.79)		2.41		5.35		(11.25)	7.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.08)		—		—	(0.10)
Net Realized Gain	—		—		—		—		(5.36)	(2.62)
Total Distributions	—		(0.06)		(0.08)		—		(5.36)	(2.72)
Regulatory Settlement Proceeds	—		—		0.04	^^	—		—	—
Net Asset Value, End of Period	$13.27		$12.53		$15.38		$13.01		$7.66	$24.27
Total Return ++	5.91	%#	(18.22)%		19.02%		69.84%		(56.62)%	40.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$298,530		$423,692		$681,350		$591,835		$350,649	$1,220,017
Ratio of Expenses to Average Net Assets(1)	1.47	%+††*^	1.56	%+††^	1.59	%+††	1.59	%+	1.60%+	1.58	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.47	%+††*^	N/A		N/A		N/A		N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	0.77	%+††*	0.80	%+††	0.30	%+††	0.41	%+	0.52%+	0.03	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01%		0.00%§	0.00	%§
Portfolio Turnover Rate	21	%#	57%		63%		64%		98%	107%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.66	%††*	1.60	%††	1.61	%+††	1.61	%+	1.62%+	1.58	%+
Net Investment Income to Average Net Assets	0.58	%††*	0.76	%††	0.28	%+††	0.39	%+	0.50%+	0.03	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 18.71%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.55% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.60% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$12.50		$15.34		$12.98		$7.63		$24.25	$19.52
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.11		0.03		0.03		0.07	(0.01)
Net Realized and Unrealized Gain (Loss)	0.68		(2.90)		2.37		5.32		(11.33)	7.46
Total from Investment Operations	0.73		(2.79)		2.40		5.35		(11.26)	7.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.08)		—		—	(0.10)
Net Realized Gain	—		—		—		—		(5.36)	(2.62)
Total Distributions	—		(0.05)		(0.08)		—		(5.36)	(2.72)
Regulatory Settlement Proceeds	—		—		0.04	^^	—		—	—
Net Asset Value, End of Period	$13.23		$12.50		$15.34		$12.98		$7.63	$24.25
Total Return ++	5.84	%#	(18.24)%		18.94%		70.12%		(56.74)%	40.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$120,438		$360,059		$493,497		$407,865		$207,702	$453,483
Ratio of Expenses to Average Net Assets(1)	1.52	%+††*^	1.61	%+††^	1.64	%+††	1.64	%+	1.65%+	1.63%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.52	%+††*^	N/A		N/A		N/A		N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.72	%+††*	0.75	%+††	0.25	%+††	0.34	%+	0.47%+	(0.04)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.01	%††	0.01	%††	0.01%		0.00%§	0.00%§
Portfolio Turnover Rate	21	%#	57%		63%		64%		98%	107%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.01	%††*	1.95	%††	1.96	%+††	1.96	%+	1.97%+	1.93%+
Net Investment Income (Loss) to Average Net Assets	0.23	%††*	0.41	%††	(0.07	)%+††	0.02	%+	0.15%+	(0.34)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 18.63%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.47% for Class II shares. Prior to March 1, 2012, the maximum ratio was 1.60% for Class II shares. Prior to July 1, 2011, the maximum ratio was 1.65% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codifications ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,584	$—	$1,584
Airlines	—	5,161	—	5,161
Auto Components	—	1,107	—	1,107
Automobiles	—	15,044	—	15,044
Beverages	12,717	11,895	—	24,612
Chemicals	4,530	7,797	—	12,327
Commercial Banks	10,318	40,053	—	50,371
Communications Equipment	—	783	—	783
Computers & Peripherals	—	4,274	—	4,274
Construction & Engineering	—	5,018	—	5,018
Construction Materials	—	5,476	—	5,476
Diversified Financial Services	—	12,360	—	12,360
Diversified Telecommunication Services	—	13,357	—	13,357
Electronic Equipment, Instruments & Components	—	3,670	—	3,670
Energy Equipment & Services	—	1,458	—	1,458
Food & Staples Retailing	9,227	8,742	—	17,969
Food Products	9,673	13,642	—	23,315
Health Care Providers & Services	—	2,894	—	2,894
Hotels, Restaurants & Leisure	4,452	1,693	—	6,145
Household Durables	1,190	2,343	—	3,533
Household Products	—	1,920	—	1,920
Independent Power Producers & Energy Traders	1,980	—	—	1,980
Industrial Conglomerates	1,627	9,400	—	11,027
Information Technology Services	3,156	4,429	—	7,585
Insurance	—	14,456	—	14,456
Internet Software & Services	—	9,687	—	9,687
Machinery	—	2,788	—	2,788
Media	2,554	7,369	—	9,923
Metals & Mining	7,570	3,703	—	11,273
Multiline Retail	2,728	2,766	—	5,494
Oil, Gas & Consumable Fuels	9,629	26,641	—	36,270
Personal Products	—	3,004	—	3,004
Pharmaceuticals	—	9,911	—	9,911

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$—	$7,461	$—	$7,461
Semiconductors & Semiconductor Equipment	—	31,275	—	31,275
Software	—	7,432	—	7,432
Specialty Retail	—	2,936	—	2,936
Textiles, Apparel & Luxury Goods	—	4,945	—	4,945
Tobacco	—	3,287	—	3,287
Wireless Telecommunication Services	—	10,562	—	10,562
Total Common Stocks	81,351	322,323	—	403,674
Investment Company	2,767	—	—	2,767
Rights	—	14	—	14
Short-Term Investments
Investment Companies	27,394	—	—	27,394
Repurchase Agreements	—	453	—	453
Foreign Currency Exchange Contracts	—	46	—	46
Total Assets	$111,512	$322,836	$—	$434,348

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $279,880,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2012, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the portfolio's initial investment in such contracts.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)
Assets:
Currency Risk	Receivables	$46

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$(70)
Equity Risk	Futures Contracts	4,026
Total		$3,956
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency
	Exchange Contracts	$46

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $2,060,000.

5.  Security Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $16,522,000 and $16,829,000, respectively. The Portfolio received cash collateral of approximately $16,829,000, of which, approximately $16,828,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2012, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.42% for Class I shares and 1.47% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $503,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $302,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,009	$—	$6,213	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies and distributions in excess of current earnings, resulted in the following reclassifications among the components of net assets at December 31, 2011.

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(4,906)	$5,662	$(756)

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $70,775,000 and the aggregate gross unrealized depreciation is approximately $26,087,000 resulting in net unrealized appreciation of approximately $44,688,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused capital losses, of approximately $90,329,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $35,855,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $118,663,000 and $552,040,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

investment in the Morgan Stanley Growth Fund. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $18,000 relating to the Portfolio's investment in the Morgan Stanley Growth Fund. The Morgan Stanley Growth Fund has a cost basis of approximately $502,000 at June 30, 2012.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Growth Fund during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2012 (000)
$3,624	$—	$1,290	$1,085	$—	$2,767

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$57,482	$124,097	$154,185	$8	$27,394

During the six months ended June 30, 2012, the Portfolio incurred approximately $6,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred approximately $45,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 51.4% and 71.5%, for Class I and Class II shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
IU12-01656P-Y06-12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Global Franchise Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,084.90	$1,018.90	$6.22	$6.02	1.20%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Finland (3.0%)
Kone Oyj, Class B	39,281	$2,379
France (4.3%)
Legrand SA	100,484	3,417
Germany (2.8%)
SAP AG	37,254	2,200
Italy (2.0%)
Davide Campari-Milano SpA	231,184	1,610
Netherlands (1.8%)
DE Master Blenders 1753 N.V. (a)	131,088	1,478
Sweden (3.8%)
Swedish Match AB	75,866	3,062
Switzerland (9.9%)
Nestle SA (Registered)	129,253	7,710
Novartis AG (Registered)	2,790	156
		7,866
United Kingdom (32.1%)
Admiral Group PLC	73,054	1,366
British American Tobacco PLC	147,128	7,489
Diageo PLC	97,078	2,497
Experian PLC	74,399	1,051
Imperial Tobacco Group PLC	114,890	4,421
Reckitt Benckiser Group PLC	94,394	4,979
Unilever PLC	113,225	3,805
		25,608
United States (37.6%)
Accenture PLC, Class A	63,018	3,787
Dr. Pepper Snapple Group, Inc.	72,327	3,164
Herbalife Ltd.	42,370	2,048
Hillshire Brands Co.	26,217	760
Kellogg Co.	19,396	957
Kraft Foods, Inc., Class A	58,249	2,249
Mead Johnson Nutrition Co.	21,448	1,727
Microsoft Corp.	123,624	3,782
Moody's Corp.	30,123	1,101
Philip Morris International, Inc.	55,207	4,817
Procter & Gamble Co. (The)	59,936	3,671
Scotts Miracle-Gro Co. (The), Class A	6,802	280
Visa, Inc., Class A	13,827	1,709
		30,052
Total Common Stocks (Cost $57,650)		77,672
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $1,949)	1,948,869	1,949
Total Investments (99.7%) (Cost $59,599) (b)		79,621
Other Assets in Excess of Liabilities (0.3%)		221
Net Assets (100.0%)		$79,842

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $46,142,000 and 57.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	24.8%
Food Products	21.6
Other*	17.3
Beverages	11.0
Household Products	10.9
Software	7.5
Information Technology Services	6.9
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $57,650)	$77,672
Investment in Security of Affiliated Issuer, at Value (Cost $1,949)	1,949
Total Investments in Securities, at Value (Cost $59,599)	79,621
Receivable for Investments Sold	156
Tax Reclaim Receivable	137
Dividends Receivable	112
Receivable for Portfolio Shares Sold	32
Receivable from Affiliate	—	@
Other Assets	7
Total Assets	80,065
Liabilities:
Payable for Advisory Fees	157
Payable for Professional Fees	27
Payable for Administration Fees	16
Payable for Custodian Fees	4
Payable for Portfolio Shares Redeemed	3
Distribution Fees — Class II Shares	3
Other Liabilities	13
Total Liabilities	223
NET ASSETS	$79,842
Net Assets Consist of:
Paid-in-Capital	$51,544
Undistributed Net Investment Income	3,289
Accumulated Net Realized Gain	4,980
Unrealized Appreciation (Depreciation) on:
Investments	20,022
Foreign Currency Translations	7
Net Assets	$79,842
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,664,504 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.12

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $96 of Foreign Taxes Withheld)	$2,011
Dividends from Security of Affiliated Issuer	— @
Total Investment Income	2,011
Expenses:
Advisory Fees (Note B)	337
Distribution Fees — Class II Shares (Note D)	147
Administration Fees (Note C)	105
Professional Fees	34
Custodian Fees (Note F)	11
Shareholder Reporting Fees	6
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	6
Total Expenses	651
Distribution Fees — Class II Shares Waived (Note D)	(126)
Waiver of Advisory Fees (Note B)	(19)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	505
Net Investment Income	1,506
Realized Gain (Loss):
Investments Sold	2,507
Foreign Currency Transactions	(1)
Net Realized Gain	2,506
Change in Unrealized Appreciation (Depreciation):
Investments	2,948
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,454
Net Increase in Net Assets Resulting from Operations	$6,960

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,506	$1,793
Net Realized Gain	2,506	7,024
Net Change in Unrealized Appreciation (Depreciation)	2,948	(180)
Net Increase in Net Assets Resulting from Operations	6,960	8,637
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(3,057)
Total Distributions	—	(3,057)
Capital Share Transactions:(1)
Class II:
Subscribed	2,172	2,076
Distributions Reinvested	—	3,057
Redeemed	(12,854)	(26,940)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,682)	(21,807)
Total Decrease in Net Assets	(3,722)	(16,227)
Net Assets:
Beginning of Period	83,564	99,791
End of Period (Including Undistributed Net Investment Income of $3,289 and $1,783)	$79,842	$83,564
(1) Capital Share Transactions:
Class II:
Shares Subscribed	128	133
Shares Issued on Distributions Reinvested	—	184
Shares Redeemed	(758)	(1,705)
Net Decrease in Class II Shares Outstanding	(630)	(1,388)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011	2010		2009		2008	2007
Net Asset Value, Beginning of Period	$15.78		$14.93	$13.17		$11.81		$18.09	$18.03
Income (Loss) from Investment Operations:
Net Investment Income†	0.30		0.30	0.26		0.19		0.37	0.34
Net Realized and Unrealized Gain (Loss)	1.04		1.08	1.58		2.87		(5.42)	1.42
Total from Investment Operations	1.34		1.38	1.84		3.06		(5.05)	1.76
Distributions from and/or in Excess of:
Net Investment Income	—		(0.53)	(0.08)		(1.03)		(0.27)	—
Net Realized Gain	—		—	—		(0.67)		(0.96)	(1.70)
Total Distributions	—		(0.53)	(0.08)		(1.70)		(1.23)	(1.70)
Net Asset Value, End of Period	$17.12		$15.78	$14.93		$13.17		$11.81	$18.09
Total Return ++	8.49	%#	9.05%	14.05%		29.56%		(28.94)%	9.78%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$79,842		$83,564	$99,791		$109,933		$99,394	$179,712
Ratio of Expenses to Average Net Assets(1)	1.20	%+*	1.20%+	1.20	%+	1.18	%+	1.18%+	1.16	%+
Ratio of Net Investment Income to Average Net Assets(1)	3.58	%+*	1.91%+	1.92	%+	1.65	%+	2.47%+	1.86	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§	0.00%§	0.00	%§
Portfolio Turnover Rate	9	%#	19%	35%		18%		26%	22%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.54	%*	1.54%	1.50	%+	1.48	%+	1.48%+	1.46	%+
Net Investment Income to Average Net Assets	3.24	%*	1.57%	1.62	%+	1.35	%+	2.17%+	1.56	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$4,642	$4,107	$—	$8,749
Chemicals	280	—	—	280
Diversified Financial Services	1,101	—	—	1,101
Electrical Equipment	—	3,417	—	3,417
Food Products	5,693	11,515	—	17,208
Household Products	3,671	4,979	—	8,650
Information Technology Services	5,496	—	—	5,496
Insurance	—	1,366	—	1,366
Machinery	—	2,379	—	2,379
Personal Products	2,048	—	—	2,048
Pharmaceuticals	—	156	—	156
Professional Services	—	1,051	—	1,051
Software	3,782	2,200	—	5,982
Tobacco	4,817	14,972	—	19,789
Total Common Stocks	31,530	46,142	—	77,672
Short-Term Investment —
Investment Company	1,949	—	—	1,949
Total Assets	$33,479	$46,142	$—	$79,621

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $43,645,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2012, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $19,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $126,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,057	$—	$567	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(10)	$10	$—

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,784	$2,590

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,527,000 and the aggregate gross unrealized depreciation is approximately $505,000 resulting in net unrealized appreciation of approximately $20,022,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $3,947,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $7,310,000 and $15,924,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$2,107	$10,668	$10,826	$—	@	$1,949

@ Amount is less than $500.

During the six months ended June 30, 2012, the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.1% for Class II shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

15

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holding with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
IU12-01650P-Y06/12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Global Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,154.40	$1,017.90	$7.50	$7.02	1.40%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher but close to its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, (ii) the Portfolio's management fee was competitive with its peer group average, and (iii) the Portfolio's total expense ratio, although higher than its peer group average, was acceptable given the quality and nature of services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Australia (9.2%)
Centro Retail Australia REIT (Stapled Securities) (a)(b)	128,090	$260
CFS Retail Property Trust REIT (Stapled Securities) (a)(b)	202,953	404
Commonwealth Property Office Fund REIT	64,866	68
Dexus Property Group REIT (Stapled Securities) (a)	816,949	781
Goodman Group REIT (Stapled Securities) (a)	125,941	477
GPT Group REIT (Stapled Securities) (a)	272,020	920
Investa Office Fund REIT (Stapled Securities) (a)(b)	24,216	68
Mirvac Group REIT (Stapled Securities) (a)(b)	419,503	549
Stockland REIT (Stapled Securities) (a)(b)	228,355	723
Westfield Group REIT (Stapled Securities) (a)(b)	270,459	2,635
Westfield Retail Trust REIT	401,737	1,178
		8,063
Austria (0.2%)
Atrium European Real Estate Ltd.	26,518	125
Conwert Immobilien Invest SE	2,093	23
		148
Belgium (0.1%)
Befimmo SCA Sicafi REIT	744	43
Cofinimmo REIT	557	62
		105
Brazil (0.7%)
BR Malls Participacoes SA	2,160	25
BR Properties SA	18,500	218
Iguatemi Empresa de Shopping Centers SA	8,600	178
PDG Realty SA Empreendimentos e Participacoes	95,600	167
		588
Canada (2.3%)
Boardwalk REIT	9,560	550
Brookfield Canada Office Properties REIT	2,835	76
Calloway REIT	5,919	163
Extendicare REIT	19,380	139
RioCan REIT	39,714	1,081
		2,009
China (1.4%)
Agile Property Holdings Ltd. (c)	210,000	273
China Overseas Land & Investment Ltd. (c)	62,080	145
China Resources Land Ltd. (c)	129,000	266
Country Garden Holdings Co., Ltd. (c)(d)	692,415	274
Evergrande Real Estate Group Ltd. (c)	203,000	105
Shimao Property Holdings Ltd. (c)	111,000	172
		1,235
Finland (0.2%)
Citycon Oyj	19,894	56
Sponda Oyj	38,597	145
		201

	Shares	Value (000)
France (3.3%)
Altarea REIT	410	$53
Fonciere Des Regions REIT	1,907	137
Gecina SA REIT	2,103	188
ICADE REIT	3,039	231
Klepierre REIT	10,191	336
Mercialys SA REIT	7,241	135
Societe de la Tour Eiffel REIT	1,085	54
Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	983	94
Unibail-Rodamco SE REIT	9,046	1,669
		2,897
Germany (0.5%)
Alstria Office AG REIT	20,135	213
Deutsche Euroshop AG	1,748	62
GSW Immobilien AG	1,362	46
Prime Office AG REIT	19,866	82
		403
Hong Kong (15.4%)
Hang Lung Properties Ltd.	234,000	797
Henderson Land Development Co., Ltd.	106,265	590
Hongkong Land Holdings Ltd.	441,500	2,542
Hysan Development Co., Ltd.	258,827	985
Kerry Properties Ltd.	294,699	1,263
Link REIT (The)	143,500	587
New World Development Co., Ltd.	245,982	290
Sino Land Co., Ltd.	484,236	735
Sun Hung Kai Properties Ltd.	434,294	5,153
Swire Properties Ltd.	44,300	133
Wharf Holdings Ltd.	83,816	466
		13,541
Italy (0.2%)
Beni Stabili SpA	384,299	166
Japan (9.3%)
Japan Real Estate Investment Corp. REIT	51	469
Mitsubishi Estate Co., Ltd.	166,000	2,978
Mitsui Fudosan Co., Ltd.	126,000	2,444
Nippon Building Fund, Inc. REIT	57	552
NTT Urban Development Corp.	22	18
Sumitomo Realty & Development Co., Ltd.	68,000	1,673
Tokyo Tatemono Co., Ltd. (d)	10,000	37
		8,171
Malta (0.0%)
BGP Holdings PLC (d)(e)(f)	5,886,464	—
Netherlands (0.9%)
Corio N.V. REIT	9,895	436
Eurocommercial Properties N.V. CVA REIT	7,972	276
Vastned Retail N.V. REIT	131	5
Wereldhave N.V. REIT	946	61
		778

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Norway (0.1%)
Norwegian Property ASA	56,988	$78
Singapore (1.8%)
Ascendas Real Estate Investment Trust REIT	11,000	19
CapitaLand Ltd.	378,000	816
CapitaMall Trust REIT	161,000	244
City Developments Ltd.	28,000	250
Global Logistic Properties Ltd. (d)	121,000	202
Suntec REIT	15,000	16
UOL Group Ltd.	6,000	23
		1,570
Sweden (0.7%)
Atrium Ljungberg AB, Class B	9,470	112
Castellum AB	14,852	180
Fabege AB	3,823	30
Hufvudstaden AB, Class A	29,286	314
		636
Switzerland (1.0%)
Mobimo Holding AG (Registered) (d)	250	58
PSP Swiss Property AG (Registered) (d)	7,311	645
Swiss Prime Site AG (Registered) (d)	2,058	172
		875
United Kingdom (6.1%)
Big Yellow Group PLC REIT	43,981	201
British Land Co., PLC REIT	91,039	729
Capital & Counties Properties PLC	39,197	129
Capital & Regional PLC (d)	236,701	98
Capital Shopping Centres Group PLC REIT	53,072	269
Derwent London PLC REIT	8,822	256
Development Securities PLC	19,830	44
Grainger PLC	94,581	135
Great Portland Estates PLC REIT	35,344	219
Hammerson PLC REIT	104,116	726
Land Securities Group PLC REIT	81,147	941
LXB Retail Properties PLC (d)	169,538	296
Metric Property Investments PLC REIT	90,235	121
Quintain Estates & Development PLC (d)	160,304	96
Safestore Holdings PLC	143,307	229
Segro PLC REIT	72,841	248
Shaftesbury PLC REIT	11,899	96
ST Modwen Properties PLC	84,244	222
Unite Group PLC	104,491	316
		5,371
United States (44.8%)
Acadia Realty Trust REIT	17,601	408
Apartment Investment & Management Co., Class A REIT	49,045	1,326
Ashford Hospitality Trust, Inc. REIT	17,610	149
Assisted Living Concepts, Inc., Class A	23,450	334
AvalonBay Communities, Inc. REIT	8,883	1,257
BioMed Realty Trust, Inc. REIT	6,125	114
Boston Properties, Inc. REIT	15,730	1,705

	Shares	Value (000)
BRE Properties, Inc. REIT	10,040	$502
Brookfield Office Properties, Inc.	76,651	1,335
Camden Property Trust REIT	8,281	560
CommonWealth REIT	9,465	181
Cousins Properties, Inc. REIT	58,506	453
CreXus Investment Corp. REIT	8,690	88
DCT Industrial Trust, Inc. REIT	94,410	595
Digital Realty Trust, Inc. REIT	3,420	257
Douglas Emmett, Inc. REIT	4,840	112
Duke Realty Corp. REIT	160	2
Equity Lifestyle Properties, Inc. REIT	10,665	736
Equity Residential REIT	53,869	3,359
Federal Realty Investment Trust REIT	5,061	527
Forest City Enterprises, Inc., Class A (d)	84,177	1,229
General Growth Properties, Inc. REIT	93,746	1,696
HCP, Inc. REIT	44,592	1,969
Health Care, Inc. REIT	5,620	328
Healthcare Realty Trust, Inc. REIT	48,717	1,161
Host Hotels & Resorts, Inc. REIT	131,759	2,085
Hudson Pacific Properties, Inc. REIT	14,160	247
Lexington Realty Trust REIT	3,690	31
Liberty Property Trust REIT	770	28
Macerich Co. (The) REIT	5,322	314
Mack-Cali Realty Corp. REIT	28,277	822
Omega Healthcare Investors, Inc. REIT	9,160	206
Parkway Properties, Inc. REIT	2,088	24
ProLogis, Inc. REIT	22,129	735
PS Business Parks, Inc. REIT	3,278	222
Public Storage REIT	9,236	1,334
Regency Centers Corp. REIT	39,044	1,857
Retail Opportunity Investments Corp. REIT	16,616	200
Senior Housing Properties Trust REIT	38,004	848
Simon Property Group, Inc. REIT	33,001	5,137
SL Green Realty Corp. REIT	330	27
Sovran Self Storage, Inc. REIT	4,100	205
STAG Industrial, Inc. REIT	3,778	55
Starwood Hotels & Resorts Worldwide, Inc.	29,434	1,561
Starwood Property Trust, Inc. REIT	16,000	341
Vornado Realty Trust REIT	29,339	2,464
Winthrop Realty Trust REIT	11,850	144
		39,270
Total Common Stocks (Cost $70,322)		86,105
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Fund — Treasury Portfolio — Institutional Class (See Note H) (Cost $1,162)	1,161,970	1,162
Total Investments (99.5%) (Cost $71,484) (g)		87,267
Other Assets in Excess of Liabilities (0.5%)		453
Net Assets (100.0%)		$87,720

(a)  Comprised of securities in separate entities that are traded as a single stapled security.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  At June 30, 2012, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  Security has been deemed illiquid at June 30, 2012.

(g)  The approximate fair value and percentage of net assets, $44,238,000 and 50.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	35.3%
Retail	24.9
Office	12.3
Other*	11.6
Residential	10.2
Health Care	5.7
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $70,322)	$86,105
Investment in Security of Affiliated Issuer, at Value (Cost $1,162)	1,162
Total Investments in Securities, at Value (Cost $71,484)	87,267
Foreign Currency, at Value (Cost $350)	351
Receivable for Investments Sold	389
Dividends Receivable	241
Tax Reclaim Receivable	13
Receivable for Portfolio Shares Sold	3
Receivable from Affiliate	—	@
Other Assets	10
Total Assets	88,274
Liabilities:
Payable for Portfolio Shares Redeemed	183
Payable for Advisory Fees	138
Payable for Investments Purchased	113
Payable for Professional Fees	19
Payable for Administration Fees	17
Distribution Fees — Class II Shares	17
Payable for Custodian Fees	15
Other Liabilities	52
Total Liabilities	554
NET ASSETS	$87,720
Net Assets Consist of:
Paid-in-Capital	$184,157
Undistributed Net Investment Income	1,127
Accumulated Net Realized Loss	(113,349)
Unrealized Appreciation (Depreciation) on:
Investments	15,783
Foreign Currency Translations	2
Net Assets	$87,720
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,377,414 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.45

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $61 of Foreign Taxes Withheld)	$1,695
Dividends from Security of Affiliated Issuer	1
Total Investment Income	1,696
Expenses:
Advisory Fees (Note B)	364
Distribution Fees — Class II Shares (Note D)	150
Administration Fees (Note C)	107
Custodian Fees (Note F)	46
Professional Fees	28
Shareholder Reporting Fees	16
Pricing Fees	7
Directors' Fees and Expenses	2
Other Expenses	5
Total Expenses	725
Waiver of Advisory Fees (Note B)	(82)
Distribution Fees — Class II Shares Waived (Note D)	(43)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	599
Net Investment Income	1,097
Realized Gain (Loss):
Investments Sold	295
Foreign Currency Transactions	4
Net Realized Gain	299
Change in Unrealized Appreciation (Depreciation):
Investments	10,790
Foreign Currency Translations	2
Net Change in Unrealized Appreciation (Depreciation)	10,792
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	11,091
Net Increase in Net Assets Resulting from Operations	$12,188

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,097	$1,064
Net Realized Gain	299	4,369
Net Change in Unrealized Appreciation (Depreciation)	10,792	(14,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,188	(9,277)
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(2,982)
Total Distributions	—	(2,982)
Capital Share Transactions:(1)
Class II:
Subscribed	4,709	10,505
Distributions Reinvested	—	2,982
Redeemed	(8,494)	(13,235)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,785)	252
Total Increase (Decrease) in Net Assets	8,403	(12,007)
Net Assets:
Beginning of Period	79,317	91,324
End of Period (Including Undistributed Net Investment Income of $1,127 and $30)	$87,720	$79,317
(1) Capital Share Transactions:
Class II:
Shares Subscribed	577	1,294
Shares Issued on Distributions Reinvested	—	340
Shares Redeemed	(1,042)	(1,670)
Net Decrease in Class II Shares Outstanding	(465)	(36)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011	2010		2009		2008	2007
Net Asset Value, Beginning of Period	$7.32		$8.40	$7.72		$5.46		$10.92	$12.09
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.10	0.16		0.12		0.14	0.13
Net Realized and Unrealized Gain (Loss)	1.03		(0.91)	1.36		2.14		(4.67)	(1.14)
Total from Investment Operations	1.13		(0.81)	1.52		2.26		(4.53)	(1.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)	(0.84)		(0.00	)‡	(0.28)	(0.13)
Net Realized Gain	—		—	—		—		(0.65)	(0.03)
Total Distributions	—		(0.27)	(0.84)		(0.00	)‡	(0.93)	(0.16)
Net Asset Value, End of Period	$8.45		$7.32	$8.40		$7.72		$5.46	$10.92
Total Return++	15.44	%#	(10.15)%	22.32%		41.42%		(44.34)%	(8.47)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$87,720		$79,317	$91,324		$346,514		$314,162	$246,876
Ratio of Expenses to Average Net Assets(1)	1.40	%+*	1.40%+	1.40	%+††	1.40	%+	1.40%+	1.40%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.40	%+††	N/A		N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.56	%+*	1.19%+	1.81	%+††	2.03	%+	1.69%+	1.10%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%††§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	13	%#	24%	31%		64%		33%	56%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.69	%*	1.67%	1.63	%+††	1.56	%+	1.57%+	1.58%+
Net Investment Income to Average Net Assets	2.27	%*	0.92%	1.58	%+††	1.87	%+	1.52%+	0.92%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Commercial Financing	$429	$—	$—		$429
Diversified	4,745	26,090	—	†	30,835
Health Care	4,985	—	—		4,985
Industrial	1,385	946	—		2,331
Lodging/Resorts	3,795	—	—		3,795
Mixed Industrial/Office	470	—	—		470
Office	4,643	6,066	—		10,709
Residential	8,290	615	—		8,905
Retail	11,586	10,091	—		21,677
Self Storage	1,539	430	—		1,969
Total Common Stocks	41,867	44,238	—		86,105
Short-Term Investment —
Investment Company	1,162	—	—		1,162
Total Assets	$43,029	$44,238	$—		$87,267

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $42,453,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the, time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$—

†  Includes a security that is valued at zero.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2012, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

each class of shares based upon their relative net assets or other appropriate measures.

The Portfolio invests a significant portion of its assets in securities of REIT's. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate of 0.85% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.40% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $82,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $43,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.
G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,982	$—	$15,806	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, and basis adjustment for return of capital sold, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$63	$(63)	$—

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$491	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,910,000 and the aggregate gross unrealized depreciation is approximately $3,127,000 resulting in net unrealized appreciation of approximately $15,783,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused capital losses, of approximately $102,849,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,510,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $10,705,000 and $14,869,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$427	$8,235	$7,500	$1	$1,162

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred approximately $1,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 92.1% for Class II shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square 049481 Singapore

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
IU12-01652P-Y06/12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Global Tactical Asset Allocation Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	21

Statement of Operations	22

Statements of Changes in Net Assets	23

Financial Highlights	24

Notes to Financial Statements	26

Director and Officer Information	Back Cover

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Global Tactical Asset Allocation Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Tactical Asset Allocation Portfolio Class I	$1,000.00	$1,051.30	$1,020.19	$4.79	$4.72	0.94%
Global Tactical Asset Allocation Portfolio Class II	1,000.00	1,050.20	1,019.69	5.30	5.22	1.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, and (ii) the Portfolio's management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (39.4%)
Agency Fixed Rate Mortgages (4.7%)
United States (4.7%)
Federal Home Loan Mortgage Corporation, Gold Pool 4.00%, 12/1/41		$126	$134
July TBA: 3.00%, 7/25/27 (a)		75	78
3.50%, 7/25/42 (a)		275	289
Federal National Mortgage Association, Conventional Pools: 4.00%, 11/1/41 - 12/1/41		640	682
5.00%, 1/1/41 - 3/1/41		332	365
5.50%, 2/1/38		152	167
6.00%, 1/1/38		221	244
6.50%, 8/1/38		51	57
July TBA: 5.00%, 7/25/42 (a)		200	216
Government National Mortgage Association, July TBA: 4.00%, 7/25/42 (a)		590	644
Various Pool 4.50%, 8/15/39		94	103
Total Agency Fixed Rate Mortgages (Cost $2,943)			2,979
Asset-Backed Securities (0.7%)
United States (0.7%)
Ally Auto Receivables Trust, 0.97%, 8/17/15		125	125
CNH Equipment Trust, 1.20%, 5/16/16		125	126
CVS Pass-Through Trust, 6.04%, 12/10/28		64	73
North Carolina State Education Assistance Authority, 1.27%, 7/25/25 (b)		100	100
Total Asset-Backed Securities (Cost $413)			424
Commercial Mortgage Backed Securities (0.2%)
United States (0.2%)
JP Morgan Chase Commercial Mortgage Securities Corp., 4.17%, 8/15/46		105	115
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		40	41
Total Commercial Mortgage Backed Securities (Cost $147)			156
Corporate Bonds (9.4%)
Australia (0.8%)
Australia & New Zealand Banking Group Ltd., 5.13%, 9/10/19	EUR	100	134
Commonwealth Bank of Australia, 5.00%, 10/15/19 (c)(d)		$125	138
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		35	35
Macquarie Group Ltd., 6.00%, 1/14/20 (c)(d)		50	50

	Face Amount (000)		Value (000)
National Australia Bank Ltd., 3.50%, 1/23/15	EUR	50	$66
Wesfarmers Ltd., 2.98%, 5/18/16 (c)		$30	31
Westpac Banking Corp., 3.00%, 12/9/15		50	52
			506
Belgium (0.1%)
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/20		50	59
Brazil (0.2%)
Petrobras International Finance Co., 5.75%, 1/20/20		50	55
Vale Overseas Ltd., 5.63%, 9/15/19		85	94
			149
France (0.5%)
Banque Federative du Credit Mutuel SA, 3.00%, 10/29/15	EUR	50	65
BNP Paribas SA, 5.00%, 1/15/21 (d)		$60	61
Credit Agricole SA, 3.90%, 4/19/21	EUR	50	51
5.88%, 6/11/19		50	61
Veolia Environnement SA, 6.75%, 4/24/19		50	77
			315
Germany (0.3%)
Daimler Finance North America LLC, 8.50%, 1/18/31		$75	115
Deutsche Bank AG, 5.00%, 6/24/20	EUR	50	64
			179
Israel (0.1%)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21 (d)		$50	53
Italy (0.6%)
Enel Finance International N.V., 5.13%, 10/7/19 (c)(d)		100	96
Finmeccanica Finance SA, 8.13%, 12/3/13	EUR	100	134
Telecom Italia Finance SA, 7.75%, 1/24/33		30	38
UniCredit SpA, 4.38%, 2/10/14		50	63
5.75%, 9/26/17		50	59
			390
Luxembourg (0.4%)
ArcelorMittal, 9.38%, 6/3/16		50	74
9.85%, 6/1/19		$75	89
ITW Finance Europe SA, 5.25%, 10/1/14	EUR	50	69
			232

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
Netherlands (0.3%)
ABN Amro Bank N.V., 3.63%, 10/6/17	EUR	50	$66
Aegon N.V., 4.63%, 12/1/15 (d)		$50	53
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.75%, 11/9/20	EUR	50	61
			180
Spain (0.1%)
Gas Natural Capital Markets SA, 4.13%, 1/26/18		50	55
Santander Holdings USA, Inc., 4.63%, 4/19/16		$20	19
			74
Sweden (0.1%)
Nordea Bank AB, 4.00%, 3/29/21	EUR	70	83
Switzerland (0.2%)
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (c)(d)		$25	26
Credit Suisse AG, 4.75%, 8/5/19	EUR	75	106
			132
United Kingdom (1.9%)
Abbey National Treasury Services PLC, 3.63%, 10/14/16		100	134
BAA Funding Ltd., 4.60%, 2/15/18		50	68
Barclays Bank PLC, 6.00%, 1/23/18 - 1/14/21		100	121
BAT International Finance PLC, 5.38%, 6/29/17		50	73
Diageo Capital PLC, 1.50%, 5/11/17 (d)		$25	25
Diageo Investment Corp., 2.88%, 5/11/22 (d)		25	26
HSBC Holdings PLC, 4.50%, 4/30/14	EUR	50	67
6.25%, 3/19/18		50	69
Imperial Tobacco Finance PLC, 8.38%, 2/17/16		50	76
Lloyds TSB Bank PLC, 6.38%, 6/17/16 - 1/21/21		$120	154
National Grid Gas PLC, 5.13%, 5/14/13	EUR	50	66
Nationwide Building Society, 6.25%, 2/25/20 (c)		$100	108
Royal Bank of Scotland PLC (The), 4.88%, 1/20/17	EUR	75	101
Standard Chartered PLC, 5.75%, 4/30/14		50	68
			1,156

	Face Amount (000)		Value (000)
United States (3.8%)
Agilent Technologies, Inc., 5.50%, 9/14/15		$30	$34
Altria Group, Inc., 9.25%, 8/6/19		75	104
AT&T, Inc., 6.30%, 1/15/38		40	50
Bank of America Corp., 5.65%, 5/1/18		115	123
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC, 5.13%, 1/15/15 (c)		25	25
Boston Scientific Corp., 6.00%, 1/15/20		45	54
CBS Corp., 5.75%, 4/15/20 (d)		35	41
CenturyLink, Inc., 6.45%, 6/15/21		15	16
Citigroup, Inc.(See Note H), 8.50%, 5/22/19		150	185
CRH America, Inc., 6.00%, 9/30/16		55	60
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.60%, 2/15/21		60	64
General Electric Capital Corp., 5.30%, 2/11/21		40	45
Series G 6.00%, 8/7/19		125	146
Genworth Financial, Inc., 7.20%, 2/15/21		50	48
Georgia-Pacific LLC, 8.88%, 5/15/31		40	57
Gilead Sciences, Inc., 4.50%, 4/1/21		50	56
Goldman Sachs Group, Inc. (The), 4.38%, 3/16/17	EUR	50	65
6.75%, 10/1/37		$100	98
Hewlett-Packard Co., 4.65%, 12/9/21		60	63
Home Depot, Inc., 5.40%, 9/15/40		100	123
JPMorgan Chase & Co., 4.25%, 10/15/20		100	105
L-3 Communications Corp., 4.75%, 7/15/20		80	85
Marathon Petroleum Corp., 5.13%, 3/1/21		35	39
Merrill Lynch & Co., Inc., 6.75%, 5/21/13	EUR	50	66
NBC Universal Media LLC, 4.38%, 4/1/21		$90	99
Omnicom Group, Inc., 3.63%, 5/1/22		50	51
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19		50	66

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
PPL WEM Holdings PLC, 3.90%, 5/1/16 (c)		$60	$63
Prudential Financial, Inc., 7.38%, 6/15/19 (d)		50	61
SLM Corp., 6.25%, 1/25/16		65	69
United Technologies Corp., 4.50%, 6/1/42		45	50
UnitedHealth Group, Inc., 3.38%, 11/15/21 (d)		30	32
4.63%, 11/15/41		30	32
Verizon Communications, Inc., 7.35%, 4/1/39		35	50
Wells Fargo Bank NA, 6.00%, 5/23/13	EUR	50	66
			2,391
Total Corporate Bonds (Cost $6,031)			5,899
Sovereign (18.0%)
Australia (0.8%)
Australia Government Bond,
5.25%, 3/15/19	AUD	125	147
Treasury Corp. of Victoria, 5.75%, 11/15/16		300	336
			483
Brazil (0.2%)
Banco Nacional de Desenvolvimento, Economico e Social, 5.50%, 7/12/20		$100	114
Canada (1.4%)
Canadian Government Bond, 4.25%, 6/1/18	CAD	670	765
Province of Ontario Canada, 4.00%, 12/3/19	EUR	85	124
			889
Chile (0.4%)
Chile Government International Bond, 5.50%, 8/5/20	CLP	130,000	278
Denmark (0.2%)
Denmark Government Bond, 4.00%, 11/15/19	DKK	485	100
France (1.6%)
France Government Bond OAT, 5.50%, 4/25/29	EUR	135	218
French Treasury Note BTAN, 3.00%, 7/12/14		600	798
			1,016
Germany (2.5%)
Bundesrepublik Deutschland, 1.75%, 7/4/22		130	167
3.25%, 7/4/15		300	414
4.25%, 7/4/17 - 7/4/39		255	414
4.75%, 7/4/34		315	564
			1,559

	Face Amount (000)		Value (000)
Italy (1.1%)
Italy Buoni Poliennali Del Tesoro, 3.00%, 6/15/15	EUR	200	$245
4.00%, 9/1/20		400	460
			705
Japan (4.2%)
Japan Government Ten Year Bond, 1.30%, 12/20/13	JPY	45,000	573
1.40%, 9/20/15		58,000	756
1.70%, 6/20/18		10,000	135
1.90%, 6/20/16		5,000	67
Japan Government Thirty Year Bond, 1.70%, 6/20/33		87,000	1,088
			2,619
Mexico (0.6%)
Mexican Bonos, 10.00%, 12/5/24	MXN	3,600	379
Netherlands (0.6%)
Netherlands Government Bond, 4.00%, 7/15/19	EUR	275	401
Poland (0.4%)
Poland Government Bond, 5.25%, 10/25/17	PLN	875	268
Qatar (0.2%)
Qatar Government International Bond, 4.00%, 1/20/15 (c)		$150	158
Russia (0.3%)
Russian Foreign Bond — Eurobond, 3.25%, 4/4/17 (c)		200	202
South Africa (0.2%)
South Africa Government Bond, 7.25%, 1/15/20	ZAR	900	111
Supernational (0.4%)
European Union, 2.75%, 6/3/16	EUR	200	270
Sweden (0.4%)
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,300	223
United Kingdom (2.5%)
United Kingdom Gilt, 2.75%, 1/22/15	GBP	25	41
3.75%, 9/7/20		50	92
4.00%, 3/7/22		35	66
4.25%, 6/7/32 - 9/7/39		525	1,015
5.00%, 3/7/18		180	345
			1,559
Total Sovereign (Cost $11,255)			11,334

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (6.4%)
United States (6.4%)
U.S. Treasury Bond, 3.50%, 2/15/39 (d)	$930	$1,076
U.S. Treasury Notes, 0.25%, 2/15/15	400	399
0.88%, 2/28/17 (d)	430	434
1.50%, 6/30/16	100	104
2.38%, 10/31/14	730	764
2.75%, 2/28/18	900	993
3.63%, 2/15/21	210	248
Total U.S. Treasury Securities (Cost $3,801)		4,018
Total Fixed Income Securities (Cost $24,590)		24,810
	Shares
Common Stocks (41.5%)
Australia (2.3%)
AGL Energy Ltd.	922	14
Alumina Ltd. (d)	9,345	8
Amcor Ltd.	2,905	21
AMP Ltd.	7,531	30
ASX Ltd.	521	16
Australia & New Zealand Banking Group Ltd.	5,259	119
BHP Billiton Ltd.	6,142	200
Brambles Ltd.	3,179	20
Coca-Cola Amatil Ltd.	560	8
Commonwealth Bank of Australia (d)	2,661	146
CSL Ltd.	1,047	42
Echo Entertainment Group Ltd.	378	2
Fortescue Metals Group Ltd. (d)	3,024	15
GPT Group REIT (Stapled Securities) (e)	7,895	27
Incitec Pivot Ltd.	4,364	13
Insurance Australia Group Ltd.	5,277	19
Leighton Holdings Ltd. (d)	433	7
Macquarie Group Ltd.	781	21
National Australia Bank Ltd. (d)	3,819	93
Newcrest Mining Ltd.	1,373	32
Orica Ltd.	1,136	29
Origin Energy Ltd.	2,512	32
QBE Insurance Group Ltd.	3,324	46
Rio Tinto Ltd.	827	49
Santos Ltd.	1,904	21
Stockland REIT (Stapled Securities) (e)(f)	8,454	27
Suncorp Group Ltd.	3,090	26
TABCORP Holdings Ltd.	379	1
Telstra Corp, Ltd.	7,625	29
Transurban Group (Stapled Securities) (e)	3,556	21
Treasury Wine Estates Ltd.	1,702	8
Wesfarmers Ltd.	1,835	56
Wesfarmers Ltd. (PPS)	285	9
Westfield Group REIT (Stapled Securities) (e)(f)	4,870	47
Westfield Retail Trust REIT	4,870	14
Westpac Banking Corp. (d)	5,241	114

	Shares	Value (000)
Woodside Petroleum Ltd.	1,157	$37
Woolworths Ltd.	2,227	61
		1,480
Austria (0.0%)
Erste Group Bank AG (g)	537	10
Immofinanz AG (g)	955	3
Verbund AG, Class A	128	3
Voestalpine AG (d)	270	7
		23
Belgium (0.2%)
Ageas	3,749	7
Anheuser-Busch InBev N.V.	975	76
Colruyt SA	121	5
Groupe Bruxelles Lambert SA	202	14
KBC Groep N.V. (d)	151	3
Solvay SA, Class A	98	10
Umicore SA	216	10
		125
Canada (2.9%)
Agnico-Eagle Mines Ltd. (d)	400	16
Agrium, Inc. (d)	400	35
Bank of Montreal	1,100	61
Bank of Nova Scotia (d)	1,600	83
Barrick Gold Corp. (d)	2,100	79
BCE, Inc.	2,000	83
Brookfield Asset Management, Inc., Class A	1,400	46
Cameco Corp. (d)	1,000	22
Canadian Imperial Bank of Commerce (d)	900	63
Canadian National Railway Co. (d)	1,000	85
Canadian Natural Resources Ltd.	2,000	54
Canadian Pacific Railway Ltd.	400	29
Cenovus Energy, Inc.	1,600	51
Crescent Point Energy Corp. (d)	600	22
Eldorado Gold Corp.	1,200	15
Enbridge, Inc. (d)	1,800	72
Encana Corp. (d)	1,800	38
Goldcorp, Inc.	1,600	60
Imperial Oil Ltd.	200	8
Kinross Gold Corp.	2,400	20
Magna International, Inc. (d)	600	24
Manulife Financial Corp.	5,800	63
National Bank of Canada (d)	300	21
Nexen, Inc.	1,500	25
Penn West Petroleum Ltd. (d)	900	12
Potash Corp. of Saskatchewan, Inc.	1,800	79
Power Corp. of Canada	1,300	31
Research In Motion Ltd. (d)(g)	1,000	7
Rogers Communications, Inc. (d)	700	25
Royal Bank of Canada (d)	2,300	118
Shoppers Drug Mart Corp. (d)	1,000	40
Silver Wheaton Corp. (d)	700	19
Sun Life Financial, Inc.	1,600	35

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Canada (cont'd)
Suncor Energy, Inc.	3,100	$90
Talisman Energy, Inc.	2,000	23
Teck Resources Ltd.	1,000	31
Thomson Reuters Corp. (d)	900	26
Toronto-Dominion Bank (The) (d)	1,800	141
TransCanada Corp. (d)	1,200	50
Yamana Gold, Inc.	1,700	26
		1,828
Chile (0.0%)
Antofagasta PLC	742	13
China (1.4%)
Agile Property Holdings Ltd. (d)(h)	32,550	42
China Overseas Land & Investment Ltd. (d)(h)	78,499	184
China Resources Land Ltd. (d)(h)	56,310	116
Country Garden Holdings Co., Ltd. (h)	166,998	66
Evergrande Real Estate Group Ltd. (d)(h)	144,483	75
Franshion Properties China Ltd. (d)(h)	86,877	26
Greentown China Holdings Ltd. (h)	15,374	16
Guangzhou R&F Properties Co., Ltd. H Shares (h)	31,365	42
KWG Property Holding Ltd. (h)	29,744	19
Longfor Properties Co., Ltd. (h)	50,074	79
Poly Hong Kong Investments Ltd. (g)(h)	34,761	19
Renhe Commercial Holdings Co., Ltd. (d)(g)(h)	217,993	9
Shimao Property Holdings Ltd. (h)	33,694	52
Shui On Land Ltd. (h)	56,082	23
Sino-Ocean Land Holdings Ltd. (h)	54,947	27
Soho China Ltd. (h)	50,429	39
Wynn Macau Ltd. (d)(h)	5,600	13
Yuexiu Property Co., Ltd. (h)	89,366	22
		869
Denmark (0.3%)
AP Moller - Maersk A/S	1	6
AP Moller - Maersk A/S Series B	2	13
Danske Bank A/S (g)	684	10
DSV A/S	376	7
Novo Nordisk A/S Series B	888	129
Novozymes A/S Series B	330	9
Vestas Wind Systems A/S (g)	387	2
		176
Finland (0.2%)
Elisa Oyj	277	6
Fortum Oyj	651	12
Kone Oyj, Class B	292	18
Metso Oyj	204	7
Nokia Oyj	5,675	12
Nokian Renkaat Oyj	240	9
Sampo Oyj, Class A	605	16
Stora Enso Oyj, Class R	1,002	6
UPM-Kymmene Oyj (d)	554	6
Wartsila Oyj	291	9
		101

	Shares	Value (000)
France (1.8%)
Aeroports de Paris (ADP) (d)	55	$4
Air Liquide SA	470	54
Alcatel-Lucent (d)(g)	6,226	10
Alstom SA (d)	406	13
AXA SA	3,059	41
BNP Paribas SA	2,156	83
Bouygues SA	355	10
Cap Gemini SA	333	12
Carrefour SA (d)	744	14
Christian Dior SA	127	17
Cie de St-Gobain	696	26
Cie Generale d'Optique Essilor International SA	303	28
Cie Generale de Geophysique-Veritas (g)	256	7
Cie Generale des Etablissements Michelin Series B	364	24
Credit Agricole SA (g)	2,594	11
Danone SA	736	46
Electricite de France SA (d)	431	10
European Aeronautic Defense and Space Co., N.V.	675	24
Fonciere Des Regions REIT	53	4
France Telecom SA	2,874	38
GDF Suez	1,973	47
Gecina SA REIT (d)	37	3
Groupe Eurotunnel SA	949	8
Klepierre REIT	187	6
L'Oreal SA	420	49
Lafarge SA (d)	345	15
Legrand SA	195	7
LVMH Moet Hennessy Louis Vuitton SA	315	48
Pernod-Ricard SA (d)	351	38
Peugeot SA (d)(g)	386	4
Publicis Groupe SA (d)	312	14
Renault SA	330	13
Safran SA	251	9
Sanofi	845	64
Schneider Electric SA	782	44
SES SA	614	15
Societe Generale SA (g)	1,480	35
Sodexo	272	21
Technip SA	158	16
Thales SA (d)	156	5
Total SA (d)	2,424	109
Unibail-Rodamco SE REIT	89	16
Vallourec SA	167	7
Veolia Environnement SA	586	7
Vinci SA	830	39
Vivendi SA	1,756	33
		1,148
Germany (2.0%)
Adidas AG	339	24
Allianz SE (Registered)	832	84
BASF SE	1,220	85
Bayer AG (Registered)	1,377	99

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Germany (cont'd)
Bayerische Motoren Werke AG	683	$49
Commerzbank AG (g)	871	1
Continental AG	162	13
Daimler AG (Registered)	1,424	64
Deutsche Bank AG (Registered)	1,321	48
Deutsche Boerse AG	295	16
Deutsche Lufthansa AG (Registered)	480	6
Deutsche Post AG (Registered)	1,164	21
Deutsche Telekom AG (Registered)	4,124	45
E.ON AG	3,099	67
Esprit Holdings Ltd. (d)(h)	3,594	5
Fraport AG Frankfurt Airport Services Worldwide	40	2
Fresenius Medical Care AG & Co., KGaA	357	25
Fresenius SE & Co., KGaA	260	27
HeidelbergCement AG	163	8
Henkel AG & Co., KGaA	306	17
Henkel AG & Co., KGaA (Preference)	360	24
Infineon Technologies AG	2,448	17
K&S AG (Registered)	236	11
Lanxess AG	139	9
Linde AG	293	46
Merck KGaA	187	19
Metro AG	199	6
Muenchener Rueckversicherungs AG (Registered)	392	55
Porsche Automobil Holding SE (Preference) (d)	504	25
QIAGEN N.V. (g)	899	15
RWE AG	930	38
Salzgitter AG	82	3
SAP AG	1,649	97
Siemens AG (Registered)	1,196	101
ThyssenKrupp AG	542	9
Volkswagen AG	41	6
Volkswagen AG (Preference)	287	45
		1,232
Greece (0.0%)
National Bank of Greece SA (g)	1,384	3
Hong Kong (1.2%)
Bank of East Asia Ltd. (d)	5,881	21
BOC Hong Kong Holdings Ltd.	13,000	40
Cheung Kong Holdings Ltd.	5,000	62
CLP Holdings Ltd.	7,500	64
Hang Lung Group Ltd.	3,000	19
Hang Lung Properties Ltd.	7,000	24
Hang Seng Bank Ltd.	4,700	64
Henderson Land Development Co., Ltd.	5,103	28
Hong Kong & China Gas Co., Ltd.	13,310	28
Hong Kong Exchanges and Clearing Ltd. (d)	3,761	54
Hutchison Whampoa Ltd.	7,000	61
Kerry Properties Ltd.	2,500	11
Link REIT (The)	7,472	31
MTR Corp.	5,588	19
New World Development Co., Ltd. (d)	9,740	12

	Shares	Value (000)
Power Assets Holdings Ltd.	5,500	$41
Sands China Ltd.	8,800	28
Sino Land Co., Ltd.	9,192	14
Sun Hung Kai Properties Ltd.	5,166	61
Swire Pacific Ltd.	2,500	29
Swire Properties Ltd.	1,750	5
Wharf Holdings Ltd.	4,400	24
		740
India (0.0%)
Cairn Energy PLC (g)	946	4
Ireland (0.0%)
CRH PLC	832	16
Italy (0.5%)
Assicurazioni Generali SpA (d)	2,726	37
Atlantia SpA	556	7
Banco Popolare SC (g)	4,013	5
Enel Green Power SpA	2,893	5
Enel SpA	13,052	42
Eni SpA	2,877	62
Exor SpA (d)	94	2
Fiat Industrial SpA	998	10
Fiat SpA (g)	786	4
Finmeccanica SpA (d)(g)	598	3
Intesa Sanpaolo SpA	23,263	33
Luxottica Group SpA	179	6
Mediobanca SpA	766	3
Saipem SpA	424	19
Snam SpA	2,878	13
Telecom Italia SpA	13,589	13
Terna Rete Elettrica Nazionale SpA	2,573	9
UniCredit SpA (g)	2,864	11
Unione di Banche Italiane SCPA	1,110	4
		288
Japan (5.2%)
Aeon Co., Ltd. (d)	1,900	24
Aisin Seiki Co., Ltd.	400	13
Ajinomoto Co., Inc.	2,000	28
Asahi Glass Co., Ltd. (d)	2,000	13
Asahi Group Holdings Ltd.	900	19
Asahi Kasei Corp.	4,000	22
Astellas Pharma, Inc.	700	31
Bank of Yokohama Ltd. (The)	6,000	28
Bridgestone Corp. (d)	1,500	34
Canon, Inc. (d)	1,700	68
Central Japan Railway Co.	3	24
Chubu Electric Power Co., Inc.	1,100	18
Chugoku Electric Power Co., Inc. (The)	700	12
Dai Nippon Printing Co., Ltd.	1,000	8
Dai-ichi Life Insurance Co., Ltd. (The)	22	26
Daiichi Sankyo Co., Ltd.	1,000	17
Daikin Industries Ltd.	400	11
Daiwa House Industry Co., Ltd.	2,000	28
Daiwa Securities Group, Inc.	6,000	23

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Denso Corp.	700	$24
East Japan Railway Co.	700	44
Eisai Co., Ltd.	600	26
FANUC Corp.	300	49
Fast Retailing Co., Ltd.	100	20
FUJIFILM Holdings Corp.	1,000	19
Fujitsu Ltd.	4,000	19
Hankyu Hanshin Holdings, Inc.	6,000	30
Hitachi Ltd.	7,000	43
Honda Motor Co., Ltd. (d)	2,500	87
Hoya Corp.	900	20
Inpex Corp.	4	22
ITOCHU Corp.	2,800	29
Japan Tobacco, Inc.	1,600	47
JFE Holdings, Inc.	900	15
JS Group Corp.	1,100	23
JX Holdings, Inc.	5,500	28
Kansai Electric Power Co., Inc. (The)	1,200	14
Kao Corp.	700	19
KDDI Corp.	4	26
Keyence Corp. (d)	200	49
Kintetsu Corp. (d)	6,000	24
Kirin Holdings Co., Ltd. (d)	2,000	24
Kobe Steel Ltd.	8,000	10
Komatsu Ltd.	2,100	50
Konica Minolta Holdings, Inc.	1,500	12
Kubota Corp.	3,000	28
Kuraray Co., Ltd.	1,000	13
Kyocera Corp.	300	26
Kyushu Electric Power Co., Inc.	800	10
Marubeni Corp.	4,000	27
Mitsubishi Chemical Holdings Corp.	3,500	15
Mitsubishi Corp.	2,300	46
Mitsubishi Electric Corp.	4,000	33
Mitsubishi Estate Co., Ltd.	2,000	36
Mitsubishi Heavy Industries Ltd.	9,000	37
Mitsui & Co., Ltd.	2,800	42
Mitsui Fudosan Co., Ltd.	2,000	39
Mitsui OSK Lines Ltd.	3,000	11
Mizuho Financial Group, Inc.	37,100	63
MS&AD Insurance Group Holdings	1,100	19
Murata Manufacturing Co., Ltd.	400	21
NEC Corp. (d)(g)	8,000	12
NGK Insulators Ltd.	1,000	11
Nidec Corp. (d)	200	15
Nikon Corp.	800	24
Nintendo Co., Ltd.	100	12
Nippon Building Fund, Inc. REIT (d)	2	19
Nippon Steel Corp.	9,000	20
Nippon Telegraph & Telephone Corp.	900	42
Nippon Yusen KK	3,000	8
Nissan Motor Co., Ltd.	3,800	36
Nitto Denko Corp.	400	17

	Shares	Value (000)
NKSJ Holdings, Inc.	1,000	$21
Nomura Holdings, Inc.	6,800	25
NTT DoCoMo, Inc.	27	45
Odakyu Electric Railway Co., Ltd. (d)	3,000	30
Olympus Corp. (d)(g)	500	8
Omron Corp.	700	15
Oriental Land Co., Ltd.	200	23
ORIX Corp. (d)	220	21
Osaka Gas Co., Ltd.	5,000	21
Panasonic Corp.	2,800	23
Rakuten, Inc. (d)	2,000	21
Ricoh Co., Ltd. (d)	2,000	17
Rohm Co., Ltd.	300	12
Secom Co., Ltd.	700	32
Sekisui House Ltd.	2,000	19
Seven & I Holdings Co., Ltd.	1,500	45
Sharp Corp. (d)	2,000	10
Shikoku Electric Power Co., Inc.	500	11
Shin-Etsu Chemical Co., Ltd.	700	39
Shionogi & Co., Ltd.	1,200	16
Shiseido Co., Ltd.	800	13
Shizuoka Bank Ltd. (The) (d)	3,000	31
SMC Corp.	200	35
Softbank Corp.	1,400	52
Sony Corp.	1,700	24
Sumitomo Chemical Co., Ltd.	3,000	9
Sumitomo Corp.	1,900	27
Sumitomo Electric Industries Ltd.	1,200	15
Sumitomo Metal Industries Ltd.	6,000	10
Sumitomo Metal Mining Co., Ltd.	1,000	11
Sumitomo Mitsui Financial Group, Inc.	2,400	79
Sumitomo Mitsui Trust Holdings, Inc.	6,000	18
Sumitomo Realty & Development Co., Ltd.	1,000	25
Suzuki Motor Corp.	700	14
T&D Holdings, Inc.	1,700	18
Takeda Pharmaceutical Co., Ltd.	1,100	50
TDK Corp.	400	16
Terumo Corp.	500	21
Tohoku Electric Power Co., Inc. (d)(g)	1,000	10
Tokio Marine Holdings, Inc.	1,400	35
Tokyo Electric Power Co., Inc. (The) (g)	3,400	7
Tokyo Electron Ltd.	500	23
Tokyo Gas Co., Ltd.	5,000	26
Tokyu Corp.	4,000	19
Toray Industries, Inc.	4,000	27
Toshiba Corp.	7,000	27
Toyota Industries Corp.	800	23
Toyota Motor Corp.	4,400	177
West Japan Railway Co.	400	16
Yahoo! Japan Corp.	47	15
Yamada Denki Co., Ltd. (d)	250	13
Yamato Holdings Co., Ltd. (d)	400	6
		3,248

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Kazakhstan (0.0%)
Kazakhmys PLC	553	$6
Netherlands (0.5%)
Akzo Nobel N.V.	388	18
ArcelorMittal	1,340	21
ASML Holding N.V.	662	34
Corio N.V. REIT	116	5
Fugro N.V. CVA	96	6
Heineken N.V. (d)	613	32
ING Groep N.V. CVA (g)	5,653	38
Koninklijke Ahold N.V.	1,733	22
Koninklijke KPN N.V. (d)	1,823	17
Koninklijke Philips Electronics N.V.	1,872	37
Koninklijke Vopak N.V.	116	7
PostNL N.V.	618	3
TNT Express N.V.	586	7
Unilever N.V. CVA	2,128	71
		318
Norway (0.2%)
Aker Solutions ASA	246	4
DnB ASA	2,312	23
Kvaerner ASA	246	1
Norsk Hydro ASA (d)	1,778	8
Orkla ASA	1,208	9
Renewable Energy Corp., ASA (d)(g)	1,171	—	@
Statoil ASA	2,488	59
Subsea 7 SA	420	8
Telenor ASA	995	17
Veripos, Inc. (g)(i)	42	—	@
Yara International ASA	352	15
		144
Poland (0.0%)
Jeronimo Martins SGPS SA	411	7
Portugal (0.0%)
EDP - Energias de Portugal SA	4,041	9
Galp Energia SGPS SA	421	5
Portugal Telecom SGPS SA (Registered) (d)	1,039	5
		19
South Africa (0.1%)
SABMiller PLC	1,566	63
Spain (0.7%)
Abertis Infraestructuras SA	502	7
ACS Actividades de Construccion y Servicios SA (d)	323	7
Banco Bilbao Vizcaya Argentaria SA	9,091	66
Banco de Sabadell SA (d)	2,358	5
Banco Popular Espanol SA (d)	1,762	4
Banco Santander SA	16,671	111
CaixaBank (d)	1,494	5
Distribuidora Internacional de Alimentacion SA (g)	744	3
Enagas SA	316	6
Ferrovial SA	872	10
Iberdrola SA	7,045	33

	Shares	Value (000)
Inditex SA	505	$52
International Consolidated Airlines Group SA (g)	1,797	4
Red Electrica Corp., SA (d)	227	10
Repsol YPF SA (d)	3,176	51
Telefonica SA	4,708	62
		436
Sweden (0.9%)
Alfa Laval AB	719	12
Assa Abloy AB, Class B	568	16
Atlas Copco AB, Class A	1,379	30
Atlas Copco AB, Class B	701	13
Boliden AB	453	6
Electrolux AB, Class B	323	6
Hennes & Mauritz AB, Class B	1,670	60
Hexagon AB, Class B	400	7
Husqvarna AB, Class B	622	3
Investment AB Kinnevik	188	4
Investor AB, Class B	738	14
Millicom International Cellular SA SDR	134	13
Nordea Bank AB	5,219	45
Ratos AB, Class B (d)	310	3
Sandvik AB	2,004	26
Scania AB, Class B	537	9
Skandinaviska Enskilda Banken AB	3,850	25
Skanska AB, Class B	408	6
SKF AB, Class B	610	12
Svenska Cellulosa AB, Class B	978	15
Svenska Handelsbanken AB, Class A	1,267	42
Swedbank AB, Class A	878	14
Swedish Match AB	725	29
Tele2 AB, Class B	560	9
Telefonaktiebolaget LM Ericsson, Class B	5,064	46
TeliaSonera AB	7,441	48
Volvo AB, Class B	2,789	32
		545
Switzerland (1.8%)
ABB Ltd. (Registered) (g)	3,378	55
Actelion Ltd. (Registered) (g)	305	13
Adecco SA (Registered) (g)	317	14
Baloise Holding AG (Registered)	121	8
Cie Financiere Richemont SA	644	35
Credit Suisse Group AG (Registered) (g)	1,645	30
GAM Holding AG (g)	420	5
Geberit AG (Registered) (g)	101	20
Givaudan SA (Registered) (g)	16	16
Holcim Ltd. (Registered) (g)	297	16
Julius Baer Group Ltd. (g)	322	12
Kuehne & Nagel International AG (Registered)	95	10
Lonza Group AG (Registered) (g)	151	6
Nestle SA (Registered)	4,211	251
Novartis AG (Registered)	1,619	90
Roche Holding AG (Genusschein)	1,507	260
Schindler Holding AG	108	12

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
Switzerland (cont'd)
SGS SA (Registered)	15	$28
Sonova Holding AG (Registered) (g)	159	15
Swatch Group AG (The)	43	17
Swiss Life Holding AG (Registered) (g)	49	5
Swiss Re AG (g)	187	12
Syngenta AG (Registered)	170	58
UBS AG (Registered) (g)	5,035	59
Zurich Insurance Group AG (g)	273	62
		1,109
United Kingdom (4.5%)
3i Group PLC	1,738	5
Admiral Group PLC	480	9
AMEC PLC	582	9
Anglo American PLC	1,690	55
ARM Holdings PLC	3,157	25
AstraZeneca PLC	1,076	48
Aviva PLC	5,013	22
BAE Systems PLC	6,470	29
Barclays PLC	25,136	64
BG Group PLC	4,215	86
BHP Billiton PLC	3,050	87
BP PLC	16,271	109
British American Tobacco PLC	2,537	129
British Land Co., PLC REIT	1,752	14
British Sky Broadcasting Group PLC	2,612	29
BT Group PLC	17,422	58
Burberry Group PLC	568	12
Capita PLC	1,466	15
Capital Shopping Centres Group PLC REIT	1,090	6
Centrica PLC	8,109	40
Compass Group PLC	3,720	39
Diageo PLC	3,376	87
Experian PLC	2,008	28
G4S PLC	4,668	20
GlaxoSmithKline PLC	3,788	86
Hammerson PLC REIT	1,386	10
HSBC Holdings PLC	11,047	97
ICAP PLC	838	4
Imperial Tobacco Group PLC	1,426	55
Inmarsat PLC	301	2
International Power PLC	2,772	18
Investec PLC	1,018	6
Johnson Matthey PLC	352	12
Land Securities Group PLC REIT	1,495	17
Legal & General Group PLC	8,309	17
Lloyds Banking Group PLC (g)	34,284	17
Man Group PLC	2,954	4
Marks & Spencer Group PLC	1,874	10
National Grid PLC	4,893	52
Next PLC	430	22
Old Mutual PLC	6,806	16
Petrofac Ltd.	509	11

	Shares	Value (000)
Prudential PLC	4,785	$55
Randgold Resources Ltd.	113	10
Reckitt Benckiser Group PLC	1,043	55
Reed Elsevier PLC	2,457	20
Resolution Ltd.	2,787	9
Rexam PLC	1,501	10
Rio Tinto PLC	1,931	92
Rolls-Royce Holdings PLC (g)	4,685	63
Royal Bank of Scotland Group PLC (g)	4,230	14
Royal Dutch Shell PLC, Class A	4,232	143
Royal Dutch Shell PLC, Class B	3,390	118
RSA Insurance Group PLC	6,889	12
Schroders PLC	174	4
Segro PLC REIT	1,460	5
Severn Trent PLC	378	10
Shire PLC	1,488	43
Smith & Nephew PLC	2,021	20
Smiths Group PLC	786	13
SSE PLC	1,494	33
Standard Chartered PLC	1,916	42
Standard Life PLC	3,659	13
Tesco PLC	9,275	45
Tullow Oil PLC	1,414	33
Unilever PLC	1,769	59
United Utilities Group PLC	1,153	12
Vodafone Group PLC	89,770	252
Weir Group PLC (The)	345	8
WM Morrison Supermarkets PLC	3,846	16
Wolseley PLC	454	17
WPP PLC	4,667	57
Xstrata PLC	3,372	43
		2,807
United States (14.8%)
3M Co.	17	2
Abbott Laboratories (d)	1,701	110
Accenture PLC, Class A (d)	383	23
ACCO Brands Corp. (d)(g)	559	6
Adobe Systems, Inc. (g)	458	15
AES Corp. (The) (g)	320	4
Aetna, Inc.	133	5
Agilent Technologies, Inc. (d)	201	8
Alexion Pharmaceuticals, Inc. (d)(g)	110	11
Allergan, Inc. (d)	577	53
Alpha Natural Resources, Inc. (g)	123	1
Altera Corp. (d)	1,240	42
Altria Group, Inc.	340	12
Amazon.com, Inc. (g)	132	30
Ameren Corp.	194	6
American Electric Power Co., Inc. (d)	366	15
American Express Co.	617	36
American Tower Corp. REIT (d)	419	29
Ameriprise Financial, Inc.	200	10
AmerisourceBergen Corp. (d)	167	7

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Amgen, Inc.	957	$70
Amphenol Corp., Class A (d)	282	15
Anadarko Petroleum Corp.	445	29
Analog Devices, Inc. (d)	1,147	43
Annaly Capital Management, Inc. REIT (d)	618	10
Apache Corp.	114	10
Apple, Inc. (g)	420	245
Applied Materials, Inc.	4,066	47
AT&T, Inc. (d)	1,746	62
Automatic Data Processing, Inc. (d)	146	8
Avago Technologies Ltd. (d)	790	28
Avery Dennison Corp. (d)	126	3
Baker Hughes, Inc. (d)	510	21
Bank of America Corp.	6,132	50
Bank of New York Mellon Corp. (The) (d)	863	19
Baxter International, Inc. (d)	179	9
BB&T Corp. (d)	846	26
Becton Dickinson and Co. (d)	122	9
Bed Bath & Beyond, Inc. (g)	136	8
Biogen Idec, Inc. (d)(g)	265	38
BlackRock, Inc.	74	13
Boeing Co. (The)	18	1
Boston Properties, Inc. REIT (d)	79	9
Boston Scientific Corp. (g)	780	4
Bristol-Myers Squibb Co. (d)	3,516	126
Broadcom Corp., Class A (g)	1,757	59
C.H. Robinson Worldwide, Inc. (d)	104	6
Cablevision Systems Corp. (d)	334	4
Cameron International Corp. (g)	206	9
Capital One Financial Corp. (d)	200	11
Cardinal Health, Inc. (d)	182	8
CareFusion Corp. (g)	238	6
Carnival Corp. (d)	1	—	@
Caterpillar, Inc.	19	2
CBS Corp., Class B	586	19
Celgene Corp. (g)	251	16
CenterPoint Energy, Inc.	193	4
CenturyLink, Inc. (d)	1,611	64
Cerner Corp. (d)(g)	133	11
CF Industries Holdings, Inc. (d)	4	1
Charles Schwab Corp. (The) (d)	1,306	17
Chesapeake Energy Corp. (d)	290	5
Chevron Corp.	1,158	122
Chipotle Mexican Grill, Inc. (d)(g)	20	8
Chubb Corp. (The)	1,276	93
Cigna Corp. (d)	137	6
Cintas Corp. (d)	184	7
Cisco Systems, Inc.	2,478	43
CIT Group, Inc. (g)	162	6
Citigroup, Inc. (See Note H)	1,761	49
Citrix Systems, Inc. (g)	107	8
Cliffs Natural Resources, Inc. (d)	9	—	@

	Shares	Value (000)
CME Group, Inc.	39	$10
Coach, Inc. (d)	151	9
Coca-Cola Co. (The) (d)	633	49
Coca-Cola Enterprises, Inc.	219	6
Cognizant Technology Solutions Corp., Class A (g)	222	13
Colgate-Palmolive Co. (d)	806	84
Comcast Corp., Class A	474	15
Comcast Corp., Special Class A (d)	442	14
Comerica, Inc.	100	3
ConAgra Foods, Inc.	2,700	70
Concho Resources, Inc. (d)(g)	54	5
ConocoPhillips (d)	1,418	79
CONSOL Energy, Inc. (d)	147	4
Consolidated Edison, Inc. (d)	148	9
Costco Wholesale Corp. (d)	444	42
Covidien PLC	206	11
CR Bard, Inc. (d)	55	6
Crown Castle International Corp. (g)	557	33
CSX Corp. (d)	455	10
Cummins, Inc.	5	—	@
CVS Caremark Corp.	323	15
D.R. Horton, Inc. (d)	8,900	164
Danaher Corp. (d)	19	1
DaVita, Inc. (g)	95	9
Deere & Co. (d)	13	1
Dell, Inc. (d)(g)	769	10
Deltic Timber Corp. (d)	100	6
Devon Energy Corp. (d)	168	10
DIRECTV, Class A (d)(g)	546	27
Discover Financial Services	342	12
Discovery Communications, Inc. (d)(g)	342	18
Discovery Communications, Inc., Class C (d)(g)	342	17
Dominion Resources, Inc.	167	9
DTE Energy Co. (d)	122	7
Duke Energy Corp. (d)	346	8
Dun & Bradstreet Corp. (The) (d)	72	5
Eagle Materials, Inc. (d)	400	15
Eaton Corp.	16	1
eBay, Inc. (d)(g)	560	24
Ecolab, Inc. (d)	17	1
Edison International (d)	264	12
Edwards Lifesciences Corp. (d)(g)	73	8
EI du Pont de Nemours & Co. (d)	1,375	70
Eli Lilly & Co.	356	15
EMC Corp. (d)(g)	1,059	27
Emerson Electric Co.	20	1
Entergy Corp. (d)	123	8
EOG Resources, Inc.	292	26
Equity Residential REIT (d)	159	10
Estee Lauder Cos., Inc. (The), Class A	274	15
Exelon Corp.	380	14
Express Scripts Holding Co. (g)	270	15
Exxon Mobil Corp.	1,992	170

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Fastenal Co.	8	$—	@
FedEx Corp. (d)	150	14
Fifth Third Bancorp (d)	1,002	13
FirstEnergy Corp.	236	12
Fluor Corp.	24	1
FMC Technologies, Inc. (d)(g)	211	8
Ford Motor Co. (d)	1,157	11
Forest Laboratories, Inc. (g)	702	25
Franklin Resources, Inc. (d)	83	9
Frontier Communications Corp. (d)	743	3
General Dynamics Corp. (d)	39	3
General Electric Co.	4,225	88
General Growth Properties, Inc. REIT (d)	702	13
General Mills, Inc. (d)	603	23
Georgia Gulf Corp. (d)	300	8
Gilead Sciences, Inc. (d)(g)	512	26
Goldman Sachs Group, Inc. (The)	302	29
Goodrich Corp.	3	—	@
Google, Inc., Class A (g)	179	104
H.J. Heinz Co. (d)	139	8
Halliburton Co.	895	25
HCP, Inc. REIT	219	10
Health Care, Inc. REIT	159	9
Henry Schein, Inc. (d)(g)	74	6
Hershey Co. (The) (d)	74	5
Hess Corp. (d)	104	5
Hewlett-Packard Co. (d)	1,809	36
Home Depot, Inc. (d)	2,069	110
Honeywell International, Inc.	24	1
Hospira, Inc. (d)(g)	350	12
Hudson City Bancorp, Inc. (d)	200	1
Human Genome Sciences, Inc. (d)(g)	641	8
Humana, Inc. (d)	59	5
Illinois Tool Works, Inc. (d)	1,268	67
Integrys Energy Group, Inc. (d)	1,243	71
Intel Corp.	18,311	488
IntercontinentalExchange, Inc. (d)(g)	57	8
International Business Machines Corp.	939	184
Interpublic Group of Cos., Inc. (The)	759	8
Intuit, Inc. (d)	243	14
Intuitive Surgical, Inc. (d)(g)	21	12
Invesco Ltd.	415	9
Iron Mountain, Inc. (d)	257	8
Johnson & Johnson (d)	490	33
Johnson Controls, Inc. (d)	2,224	62
Joy Global, Inc.	24	1
JPMorgan Chase & Co.	4,198	150
Juniper Networks, Inc. (g)	620	10
KB Home (d)	2,200	22
Kellogg Co. (d)	341	17
KeyCorp (d)	669	5
Kimco Realty Corp. REIT (d)	402	8

	Shares	Value (000)
KLA-Tencor Corp.	444	$22
Kohl's Corp. (d)	131	6
Kraft Foods, Inc., Class A (d)	252	10
Kroger Co. (The) (d)	610	14
Laboratory Corp. of America Holdings (d)(g)	77	7
Lam Research Corp. (g)	633	24
Las Vegas Sands Corp.	173	8
Lennar Corp., Class A (d)	5,000	155
Li & Fung Ltd. (h)	16,000	31
Liberty Global, Inc. Series A (d)(g)	217	11
Liberty Global, Inc. Series C (d)(g)	242	12
Liberty Property Trust REIT (d)	261	10
Life Technologies Corp. (d)(g)	158	7
Linear Technology Corp. (d)	691	22
Lockheed Martin Corp. (d)	8	1
Louisiana-Pacific Corp. (d)(g)	1,200	13
Lowe's Cos., Inc. (d)	501	14
LSI Corp. (d)(g)	2,585	16
Ltd. Brands, Inc. (d)	165	7
M&T Bank Corp. (d)	90	7
M/I Homes, Inc. (d)(g)	500	9
Macerich Co. (The) REIT (d)	159	9
Manpower, Inc. (d)	117	4
Marathon Oil Corp.	283	7
Marathon Petroleum Corp.	250	11
Marriott International, Inc., Class A (d)	1	—	@
Marvell Technology Group Ltd.	1,493	17
Masco Corp. (d)	3,000	42
Mastercard, Inc., Class A (d)	136	58
Maxim Integrated Products, Inc.	944	24
McDonald's Corp.	1,148	102
McGraw-Hill Cos., Inc. (The) (d)	288	13
McKesson Corp.	131	12
MDC Holdings, Inc.	1,300	42
Mead Johnson Nutrition Co. (d)	217	17
MeadWestvaco Corp. (d)	1,697	49
Medtronic, Inc.	312	12
Merck & Co., Inc.	251	10
Meritage Homes Corp. (d)(g)	900	31
Microchip Technology, Inc. (d)	629	21
Micron Technology, Inc. (g)	2,947	19
Microsoft Corp.	5,150	158
Mohawk Industries, Inc. (d)(g)	600	42
Monsanto Co.	28	2
Mosaic Co. (The)	15	1
Murphy Oil Corp. (d)	148	7
NASDAQ OMX Group, Inc. (The)	200	5
National Oilwell Varco, Inc.	338	22
NetApp, Inc. (d)(g)	478	15
New York Community Bancorp, Inc. (d)	200	2
Newfield Exploration Co. (g)	157	5
Newmont Mining Corp.	26	1
News Corp., Class A (d)	926	21

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
News Corp., Class B	551	$12
NextEra Energy, Inc.	140	10
NII Holdings, Inc. (d)(g)	112	1
NIKE, Inc., Class B	200	18
Noble Corp. (g)	200	6
Noble Energy, Inc.	89	8
Nordstrom, Inc. (d)	62	3
Norfolk Southern Corp.	1,375	99
Northrop Grumman Corp. (d)	10	1
NVIDIA Corp. (d)(g)	1,732	24
NVR, Inc. (d)(g)	100	85
O'Reilly Automotive, Inc. (d)(g)	114	10
Occidental Petroleum Corp.	750	64
Omnicom Group, Inc. (d)	220	11
Oneok, Inc. (d)	244	10
Oracle Corp.	1,754	52
Owens Corning (d)(g)	1,000	29
PACCAR, Inc. (d)	12	—	@
Peabody Energy Corp.	341	8
People's United Financial, Inc. (d)	100	1
PepsiCo, Inc.	677	48
Pfizer, Inc.	966	22
PG&E Corp. (d)	262	12
Philip Morris International, Inc.	1,718	150
Phillips 66 (g)	709	24
Pioneer Natural Resources Co.	131	12
Pitney Bowes, Inc. (d)	267	4
Plum Creek Timber Co., Inc. REIT (d)	261	10
PNC Financial Services Group, Inc.	354	22
PPL Corp. (d)	276	8
Praxair, Inc. (d)	15	2
Precision Castparts Corp.	3	—	@
Priceline.com, Inc. (d)(g)	24	16
Procter & Gamble Co. (The)	2,512	154
Progress Energy, Inc. (d)	72	4
ProLogis, Inc. REIT (d)	118	4
Public Service Enterprise Group, Inc. (d)	325	11
Public Storage REIT (d)	75	11
Pulte Group, Inc. (d)(g)	10,700	114
Qualcomm, Inc.	818	46
Quest Diagnostics, Inc. (d)	115	7
Range Resources Corp. (d)	65	4
Rayonier, Inc. REIT (d)	270	12
Raytheon Co. (d)	1,517	86
Regions Financial Corp. (d)	913	6
Republic Services, Inc. (d)	288	8
Reynolds American, Inc. (d)	1,491	67
Robert Half International, Inc. (d)	200	6
Rockwell Automation, Inc. (d)	5	—	@
Ross Stores, Inc.	148	9
Rouse Properties, Inc. REIT (d)(g)	26	—	@
Royal Caribbean Cruises Ltd.	1	—	@

	Shares	Value (000)
Ryland Group, Inc. (The) (d)	1,200	$31
Safeway, Inc. (d)	2,252	41
Salesforce.com, Inc. (d)(g)	56	8
SanDisk Corp. (d)(g)	231	8
Schlumberger Ltd.	889	58
Scripps Networks Interactive, Inc., Class A	171	10
Sempra Energy (d)	156	11
Simon Property Group, Inc. REIT (d)	214	33
Southern Co. (The) (d)	323	15
Southwestern Energy Co. (d)(g)	326	10
Spectra Energy Corp. (d)	383	11
Sprint Nextel Corp. (d)(g)	1,847	6
St. Jude Medical, Inc. (d)	162	6
Standard Pacific Corp. (d)(g)	9,700	60
Staples, Inc. (d)	350	5
Starbucks Corp.	239	13
State Street Corp. (d)	315	14
Stericycle, Inc. (d)(g)	117	11
Stryker Corp. (d)	143	8
SunTrust Banks, Inc.	305	7
Symantec Corp. (g)	340	5
Sysco Corp. (d)	558	17
T. Rowe Price Group, Inc. (d)	221	14
Target Corp.	173	10
TE Connectivity Ltd. (d)	183	6
Tenaris SA (d)	830	14
Texas Instruments, Inc.	3,892	112
Thermo Fisher Scientific, Inc.	583	30
Time Warner Cable, Inc.	164	13
Time Warner, Inc.	2,407	93
TJX Cos., Inc.	374	16
Toll Brothers, Inc. (d)(g)	4,500	134
Tyco International Ltd.	1,658	88
Ultra Petroleum Corp. (d)(g)	135	3
Union Pacific Corp.	218	26
United Parcel Service, Inc., Class B (d)	225	18
United Technologies Corp. (d)	26	2
UnitedHealth Group, Inc.	136	8
Universal Forest Products, Inc. (d)	200	8
US Bancorp (d)	809	26
Valero Energy Corp.	363	9
Varian Medical Systems, Inc. (d)(g)	119	7
Ventas, Inc. REIT (d)	159	10
Verisk Analytics, Inc., Class A (g)	176	9
Verizon Communications, Inc.	2,916	130
Vertex Pharmaceuticals, Inc. (g)	300	17
VF Corp. (d)	554	74
Viacom, Inc., Class B	227	11
Virgin Media, Inc. (d)	242	6
Visa, Inc., Class A (d)	237	29
Vornado Realty Trust REIT	59	5
Wal-Mart Stores, Inc.	1,234	86
Walgreen Co. (d)	741	22

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

	Shares	Value (000)
United States (cont'd)
Walt Disney Co. (The)	281	$14
Waste Management, Inc. (d)	295	10
Watsco, Inc. (d)	300	22
Watson Pharmaceuticals, Inc. (g)	264	20
Weatherford International Ltd. (d)(g)	937	12
WellPoint, Inc.	151	10
Wells Fargo & Co.	3,025	101
Western Union Co. (The) (d)	206	3
Weyerhaeuser Co. REIT (d)	378	8
Whole Foods Market, Inc. (d)	252	24
Williams Cos., Inc. (The)	961	28
Wisconsin Energy Corp. (d)	199	8
WPX Energy, Inc. (d)(g)	320	5
WW Grainger, Inc. (d)	2	—	@
Wynn Resorts Ltd. (d)	51	5
Xcel Energy, Inc. (d)	228	6
Xerox Corp. (d)	976	8
Xilinx, Inc. (d)	853	29
Xylem, Inc. (d)	71	2
Yahoo!, Inc. (d)(g)	624	10
Yum! Brands, Inc. (d)	1,474	95
Zimmer Holdings, Inc. (d)	117	8
		9,313
Total Common Stocks (Cost $27,129)		26,061
Commodity Linked Security (2.4%)
United States (2.4%)
Deutsche Bank AG Zero Coupon, 12/3/12 (c)(j) (Cost $1,552)	1,552,000	1,484
	No. of Rights
Rights (0.0%)
Australia (0.0%)
Echo Entertainment Group Ltd. (g) (Cost $—)	75	—	@
	Shares
Investment Companies (4.9%)
United States (4.9%)
iShares MSCI Emerging Markets Index Fund	7,100	278
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note H)	105,470	2,430
Technology Select Sector SPDR Fund (d)	12,200	351
Total Investment Companies (Cost $3,444)		3,059
Short-Term Investments (23.3%)
Securities held as Collateral on Loaned Securities (13.3%)
Investment Company (13.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H)	8,147,131	8,147

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.15%, dated 6/29/12, due 7/2/12; proceeds $98; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.13% due 2/15/42; valued at $100)	$98	$98
Merrill Lynch & Co., Inc., (0.18%, dated 6/29/12, due 7/2/12; proceeds $127; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 3/27/19; valued at $130)	127	127
		225
Total Securities held as Collateral on Loaned Securities (Cost $8,372)		8,372
	Shares
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $3,806)	3,805,864	3,806
	Face Amount (000)
U.S. Treasury Securities (3.9%)
U.S. Treasury Bills, 0.08%, 8/2/12 (d)(k)	$585	$585
0.11%, 10/4/12 (k)	700	700
0.14%, 11/29/12 (k)	1,200	1,199
Total U.S. Treasury Securities (Cost $2,484)		2,484
Total Short-Term Investments (Cost $14,662)		14,662
Total Investments (111.5%) (Cost $71,377) Including $9,515 of Securities Loaned (l)(m)		70,076
Liabilities in Excess of Other Assets (-11.5%)		(7,208)
Net Assets (100.0%)		$62,868

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  All or a portion of this security was on loan at June 30, 2012.

(e)  Comprised of securities in separate entities that are traded as a single stapled security.

(f)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(g)  Non-income producing security.

(h)  Security trades on the Hong Kong exchange.

(i)  At June 30, 2012, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

(j)  Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange.

(k)  Rate shown is the yield to maturity at June 30, 2012.

(l)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

(m)  The approximate fair value and percentage of net assets, $14,965,000 and 23.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

BTAN  Bons du Trésor à Intérets Annuels (Treasury Bill Annual Interest).

CVA  Certificaten Van Aandelen.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

PPS  Price Protected Shares.

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	EUR	576	$729	7/13/12	USD	713	$713	$(16)
Goldman Sachs International	MXN	1,550	116	7/13/12	USD	109	109	(7)
Goldman Sachs International	USD	42	42	7/13/12	NOK	255	43	1
Goldman Sachs International	USD	64	64	7/13/12	THB	2,050	64	— @
Goldman Sachs International	ZAR	514	63	7/13/12	USD	60	60	(3)
JPMorgan Chase Bank	PLN	708	212	7/13/12	USD	199	199	(13)
JPMorgan Chase Bank	USD	281	281	7/13/12	SGD	362	286	5
UBS AG	CLP	69,660	139	7/13/12	USD	134	134	(5)
UBS AG	USD	69	69	7/13/12	GBP	45	70	1
Wells Fargo Bank	AUD	252	258	7/13/12	USD	244	244	(14)
Wells Fargo Bank	SEK	370	54	7/13/12	USD	51	51	(3)
Wells Fargo Bank	USD	389	389	7/13/12	CAD	401	394	5
Wells Fargo Bank	USD	3,236	3,236	7/13/12	JPY	253,517	3,172	(64)
Bank of America NA	MYR	411	129	7/19/12	USD	130	130	1
Deutsche Bank AG	AUD	497	508	7/19/12	USD	499	499	(9)
Deutsche Bank AG	USD	210	210	7/19/12	AUD	207	211	1
Goldman Sachs International	BRL	339	168	7/19/12	USD	168	168	(— @)
Goldman Sachs International	CAD	197	193	7/19/12	USD	193	193	— @
Goldman Sachs International	EUR	133	168	7/19/12	USD	167	167	(1)
Goldman Sachs International	JPY	6,787	85	7/19/12	USD	85	85	(— @)
Goldman Sachs International	JPY	32,617	409	7/19/12	USD	409	409	— @
Goldman Sachs International	USD	88	88	7/19/12	CAD	91	89	1
JPMorgan Chase Bank	NOK	331	56	7/19/12	USD	56	56	— @
Royal Bank of Scotland	CAD	541	531	7/19/12	USD	531	531	(— @)
Royal Bank of Scotland	MXN	1,098	82	7/19/12	USD	80	80	(2)
Royal Bank of Scotland	USD	139	139	7/19/12	ILS	536	137	(2)
State Street Bank and Trust Co.	CLP	59,605	119	7/19/12	USD	119	119	(— @)
State Street Bank and Trust Co.	USD	248	248	7/19/12	TWD	7,399	248	— @
UBS AG	CAD	266	261	7/19/12	USD	261	261	(— @)
UBS AG	DKK	279	48	7/19/12	USD	48	48	— @
UBS AG	EUR	900	1,139	7/19/12	USD	1,141	1,141	2
UBS AG	GBP	317	496	7/19/12	USD	494	494	(2)
UBS AG	HKD	1,957	252	7/19/12	USD	252	252	(— @)
UBS AG	JPY	144,788	1,812	7/19/12	USD	1,833	1,833	21

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Foreign Currency Exchange Contracts Information: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	USD	636	$636	7/19/12	BRL	1,306	$648	$12
UBS AG	USD	420	420	7/19/12	CHF	397	419	(1)
UBS AG	USD	188	188	7/19/12	GBP	120	187	(1)
UBS AG	USD	278	278	7/19/12	KRW	324,672	283	5
UBS AG	USD	352	352	7/19/12	RUB	11,514	354	2
UBS AG	USD	195	195	7/19/12	SGD	247	195	(— @)
UBS AG	USD	205	205	7/19/12	ZAR	1,690	207	2
			$15,067				$14,983	$(84)

Futures Contracts:

The Portfolio had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
10 yr. Japan Government Bond (Japan)	1	$1,801	Sep-12	$3
CAC 40 Index (France)	58	2,342	Jul-12	108
DAX Index (Germany)	4	811	Sep-12	27
Euro Stoxx 50 Index (Germany)	5	143	Sep-12	(1)
FTSE 100 Index (United Kingdom)	7	606	Sep-12	10
MSCI Emerging Market E MINI (United States)	47	2,220	Sep-12	55
NIKKEI 225 Index (United States)	10	570	Sep-12	40
S&P 500 E MINI Index (United States)	104	7,053	Sep-12	247
S&P Mid Cap 400 E MINI Index (United States)	8	752	Sep-12	17
SGX MSCI Singapore Index (Singapore)	5	262	Jul-12	6
TOPIX Index (Japan)	1	96	Sep-12	6
U.S. Treasury 5 yr. Note (United States)	1	124	Sep-12	—	@
U.S. Treasury 30 yr. Bond (United States)	8	1,184	Sep-12	8
	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
ASX Spi 200 Index (Australia)	2	$(207)	Sep-12	$2
German Euro BOBL (Germany)	3	(478)	Sep-12	6
German Euro Bund (Germany)	27	(4,813)	Sep-12	95
Hang Seng Index (Hong Kong)	3	(376)	Jul-12	(5)
S&P TSE 60 Index (Canada)	1	(130)	Sep-12	(2)
U.S. Treasury 5 yr. Note (United States)	54	(6,694)	Sep-12	(14)
U.S. Treasury 10 yr. Note (United States)	32	(4,268)	Sep-12	3
U.S. Treasury 30 yr. Bond (United States)	4	(592)	Sep-12	(3)
				$608

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month EURIBOR	Pay	4.26%	8/18/26	EUR	1,400	$91
Bank of America NA	3 Month LIBOR	Receive	4.35	8/18/26		$1,875	(85)
Bank of America NA	6 Month EURIBOR	Receive	3.61	8/18/31	EUR	1,770	(95)
Bank of America NA	3 Month LIBOR	Pay	4.15	8/18/31		$2,325	83
							$(6)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Global Tactical Asset Allocation Portfolio

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at period end:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Goldman Sachs China Retail Custom Basket Index	$6,758	3-Month HKD-HIBOR-minus 1.24%	Pay	6/21/13	$(21)
Goldman Sachs	Goldman Sachs South Africa Consumer Discretionary Custom Basket Index	920	3-Month USD-LIBOR-minus 0.55%	Pay	6/21/13	17
Bank of America	Merrill Lynch Custom Luxury Basket Index	629	3-Month USD-LIBOR-minus 0.15%	Pay	5/29/13	(3)
Bank of America	Merrill Lynch Custom Luxury Basket Index	630	3-Month USD-LIBOR-minus 0.15%	Pay	5/29/13	(14)
Bank of America	Merrill Lynch Custom Test Index	120	3-Month USD-LIBOR-minus 1.02%	Pay	5/13/13	11
Bank of America	Merrill Lynch Custom Test Index	120	3-Month USD-LIBOR-minus 1.02%	Pay	5/13/13	8
Bank of America	Merrill Lynch Custom Test Index	441	3-Month USD-LIBOR-minus 1.02%	Pay	5/13/13	39
						$37

@  Value is less than $500.

EURIBOR  Euro Interbank Offered Rate.

HIBOR  Hong Kong Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

ILS  — Israeli Shekel

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican New Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Common Stocks	42.3%
Fixed Income Securities	40.2
Short-Term Investments	10.2
Investment Companies	5.0
Other**	2.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2012.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency exchange contracts with net unrealized depreciation of approximately $84,000. Does not include open long/short futures contracts with an underlying face amount of approximately $406,000 and net unrealized appreciation of approximately $608,000. Does not include open swap agreements with net unrealized appreciation of approximately $31,000.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Global Tactical Asset Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $56,400)	$55,459
Investment in Security of Affiliated Issuer, at Value (Cost $14,977)	14,617
Total Investments in Securities, at Value (Cost $71,377)	70,076
Foreign Currency, at Value (Cost $978)	980
Cash	— @
Receivable for Variation Margin	1,625
Interest Receivable	276
Receivable for Investments Sold	263
Unrealized Appreciation on Swap Agreements	249
Unrealized Appreciation on Foreign Currency Exchange Contracts	59
Dividends Receivable	55
Tax Reclaim Receivable	33
Receivable for Portfolio Shares Sold	5
Receivable from Affiliate	2
Other Assets	8
Total Assets	73,631
Liabilities:
Collateral on Securities Loaned, at Value	8,373
Payable for Investments Purchased	1,523
Due to Broker	260
Unrealized Depreciation on Swap Agreements	218
Unrealized Depreciation on Foreign Currency Exchange Contracts	143
Payable for Professional Fees	64
Payable for Portfolio Shares Redeemed	61
Payable for Custodian Fees	19
Payable for Advisory Fees	16
Payable for Administration Fees	13
Payable for Directors' Fees and Expenses	1
Distribution Fees — Class II Shares	— @
Other Liabilities	72
Total Liabilities	10,763
NET ASSETS	$62,868
Net Assets Consist of:
Paid-in-Capital	$81,250
Undistributed Net Investment Income	1,962
Accumulated Net Realized Loss	(19,590)
Unrealized Appreciation (Depreciation) on:
Investments	(941)
Investments in Affiliates	(360)
Futures Contracts	608
Swap Agreements	31
Foreign Currency Exchange Contracts	(84)
Foreign Currency Translations	(8)
Net Assets	$62,868
CLASS I:
Net Assets	$62,720
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,963,978 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.01
CLASS II:
Net Assets	$148
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,500 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.00
(1) Including:
Securities on Loan, at Value:	$9,515

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Global Tactical Asset Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $36 of Foreign Taxes Withheld)	$501
Interest from Securities of Unaffiliated Issuers	351
Income from Securities Loaned — Net	25
Dividends from Security of Affiliated Issuer	4
Interest from Securities of Affiliated Issuers	4
Total Investment Income	885
Expenses:
Advisory Fees (Note B)	246
Custodian Fees (Note F)	83
Administration Fees (Note C)	82
Pricing Fees	56
Professional Fees	55
Shareholder Reporting Fees	38
Directors' Fees and Expenses	2
Distribution Fees — Class II Shares (Note D)	— @
Other Expenses	6
Expenses Before Non-Operating Expenses	568
Interest Expense	— @
Total Expenses	568
Distribution Fees — Class II Shares Waived (Note D)	(— @)
Waiver of Advisory Fees (Note B)	(238)
Rebate from Morgan Stanley Affiliates (Note H)	(21)
Net Expenses	309
Net Investment Income	576
Realized Gain (Loss):
Investments Sold	417
Investments in Affiliates	8
Foreign Currency Exchange Contracts	304
Foreign Currency Transactions	23
Futures Contracts	407
Swap Agreements	(278)
Net Realized Gain	881
Change in Unrealized Appreciation (Depreciation):
Investments	1,278
Investments in Affiliates	148
Foreign Currency Exchange Contracts	(153)
Foreign Currency Translations	(2)
Futures Contracts	418
Swap Agreements	135
Net Change in Unrealized Appreciation (Depreciation)	1,824
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,705
Net Increase in Net Assets Resulting from Operations	$3,281

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Global Tactical Asset Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$576	$1,060
Net Realized Gain	881	881
Net Change in Unrealized Appreciation (Depreciation)	1,824	(4,320)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,281	(2,379)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(981)
Class II:
Net Investment Income	—	(— @)
Total Distributions	—	(981)
Capital Share Transactions:(1)
Class I:
Subscribed	1,983	3,413
Distributions Reinvested	—	981
Redeemed	(7,208)	(22,122)
Class II:
Subscribed	134	114 *
Distributions Reinvested	—	— @*
Redeemed	(55)	(45)*
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,146)	(17,659)
Total Decrease in Net Assets	(1,865)	(21,019)
Net Assets:
Beginning of Period	64,733	85,752
End of Period (Including Undistributed Net Investment Income of $1,962 and $1,386)	$62,868	$64,733
(1) Capital Share Transactions:
Class I:
Shares Subscribed	223	379
Shares Issued on Distributions Reinvested	—	104
Shares Redeemed	(800)	(2,453)
Net Decrease in Class I Shares Outstanding	(577)	(1,970)
Class II:
Shares Subscribed	15	13 *
Shares Issued on Distributions Reinvested	—	— @@*
Shares Redeemed	(6)	(5)*
Net Increase in Class II Shares Outstanding	9	8 *

*  For the period March 15, 2011 (commencement of operations) through December 31, 2011.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Global Tactical Asset Allocation Portfolio

	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$8.58		$9.02	$8.81		$6.86	$14.50	$14.26
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.13	0.11		0.13	0.30	0.17
Net Realized and Unrealized Gain (Loss)	0.35		(0.45)	0.34		2.05	(6.09)	1.89
Total from Investment Operations	0.43		(0.32)	0.45		2.18	(5.79)	2.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)	(0.25)		(0.23)	(0.38)	(0.23)
Net Realized Gain	—		—	—		—	(1.47)	(1.59)
Total Distributions	—		(0.12)	(0.25)		(0.23)	(1.85)	(1.82)
Regulatory Settlement Proceeds	—		—	0.01	^^	—	—	—
Net Asset Value, End of Period	$9.01		$8.58	$9.02		$8.81	$6.86	$14.50
Total Return ++	5.13	%#	(3.68)%	5.68%		32.53%	(44.62)%	14.59%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$62,720		$64,668	$85,752		$98,707	$86,530	$209,933
Ratio of Expenses to Average Net Assets(1)	0.94	%+††*	0.96%+^	1.03	%+	1.04%+	1.05%+	1.05	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.94	%+††*	N/A	1.03	%+	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.76	%+††*	1.42%+	1.35	%+	1.75%+	2.72%+	1.15	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.06	%††*	0.06%	0.02%		0.01%	0.00%§	0.00	%§
Portfolio Turnover Rate	35	%#	109%	183%		30%	26%	43%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.73	%††*	1.76%	1.45	%+	1.21%+	1.19%+	1.15	%+
Net Investment Income to Average Net Assets	0.97	%††*	0.62%	0.93	%+	1.58%+	2.58%+	1.05	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class I shares.

§  Amount is less than 0.005%.

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 5.57%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Global Tactical Asset Allocation Portfolio

	Class II
Selected Per Share Data and Ratios	Six Months Ended June 30, 2012 (unaudited)		Period from March 15, 2011^ to December 31, 2011
Net Asset Value, Beginning of Period	$8.57		$9.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.11
Net Realized and Unrealized Gain (Loss)	0.36		(0.46)
Total from Investment Operations	0.43		(0.35)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)
Net Asset Value, End of Period	$9.00		$8.57
Total Return ++	5.02	%#	(4.00	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$148		$65
Ratio of Expenses to Average Net Assets(1)	1.04	%+††*	1.06	%+*^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.04	%+††*	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.66	%+††*	1.32	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.06	%††*	0.06	%*
Portfolio Turnover Rate	35	%#	109	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.08	%††*	2.11	%*
Net Investment Income to Average Net Assets	0.62	%††*	0.27	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

#  Not Annualized.

*  Annualized.

^^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class II shares. Prior to July 1, 2011, the maximum ratio was 1.15% for Class II shares.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Tactical Asset Allocation Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") seeks total return by investing in a blend of equity and fixed income securities of U.S. and non-U.S. issuers. In seeking to achieve this investment objective, the Portfolio will implement a global tactical approach to achieving total return, and to control risk and volatility. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. Effective April 30, 2012, the Sub-Advisory Agreement between the Adviser and the Portfolio's former sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers") was terminated.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Boards ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$2,979	$—	$2,979
Asset-Backed Securities	—	424	—	424
Commercial Mortgage Backed Securities	—	156	—	156
Corporate Bonds	—	5,899	—	5,899
Sovereign	—	11,334	—	11,334
U.S. Treasury Securities	—	4,018	—	4,018
Total Fixed Income Securities	—	24,810	—	24,810
Common Stocks
Aerospace & Defense	95	133	—	228
Air Freight & Logistics	38	37	—	75
Airlines	—	10	—	10
Auto Components	86	140	—	226
Automobiles	11	524	—	535
Beverages	103	355	—	458
Biotechnology	186	55	—	241
Building Products	79	109	—	188
Capital Markets	134	145	—	279
Chemicals	199	537	—	736
Commercial Banks	859	1,706	—	2,565
Commercial Services & Supplies	57	80	—	137
Communications Equipment	106	68	—	174
Computers & Peripherals	341	58	—	399
Construction & Engineering	1	79	—	80
Construction Materials	15	55	—	70
Consumer Finance	59	—	—	59
Containers & Packaging	—	31	—	31
Distributors	—	31	—	31
Diversified Financial Services	121	179	—	300
Diversified Telecommunication Services	342	424	—	766
Electric Utilities	106	415	—	521
Electrical Equipment	1	184	—	185

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$21	$216	$—	$237
Energy Equipment & Services	161	95	— @	256
Food & Staples Retailing	301	313	—	614
Food Products	150	455	—	605
Gas Utilities	10	94	—	104
Health Care Equipment & Supplies	106	92	—	198
Health Care Providers & Services	105	52	—	157
Health Care Technology	11	—	—	11
Hotels, Restaurants & Leisure	231	127	—	358
Household Durables	889	85	—	974
Household Products	238	96	—	334
Independent Power Producers & Energy Traders	4	23	—	27
Industrial Conglomerates	179	251	—	430
Information Technology Services	318	12	—	330
Insurance	222	720	—	942
Internet & Catalog Retail	46	21	—	67
Internet Software & Services	138	15	—	153
Leisure Equipment & Products	—	24	—	24
Life Sciences Tools & Services	45	21	—	66
Machinery	74	415	—	489
Marine	—	48	—	48
Media	375	135	—	510
Metals & Mining	267	730	—	997
Multi-Utilities	154	198	—	352
Multiline Retail	19	32	—	51
Office Electronics	8	97	—	105
Oil, Gas & Consumable Fuels	1,149	919	—	2,068
Paper & Forest Products	68	27	—	95
Personal Products	15	81	—	96
Pharmaceuticals	426	978	—	1,404
Professional Services	24	85	—	109
Real Estate Investment Trusts (REITs)	210	251	—	461
Real Estate Management & Development	46	1,276	—	1,322
Road & Rail	249	183	—	432
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$1,037	$111	$—	$1,148
Software	261	109	—	370
Specialty Retail	179	150	—	329
Textiles, Apparel & Luxury Goods	101	159	—	260
Thrifts & Mortgage Finance	4	—	—	4
Tobacco	229	260	—	489
Trading Companies & Distributors	22	188	—	210
Transportation Infrastructure	—	56	—	56
Water Utilities	—	22	—	22
Wireless Telecommunication Services	65	388	—	453
Total Common Stocks	11,096	14,965	—	26,061
Commodity Linked Security	—	1,484	—	1,484
Rights	—	— @	—	— @
Investment Companies	3,059	—	—	3,059
Short-Term Investments
Investment Companies	11,953	—	—	11,953
Repurchase Agreements	—	225	—	225
U.S. Treasury Securities	—	2,484	—	2,484
Foreign Currency Exchange Contracts	—	59	—	59
Futures Contracts	633	—	—	633
Interest Rate Swap Agreements	—	174	—	174
Total Return Swap Agreements	—	75	—	75
Total Assets	26,741	44,276	—	71,017
Liabilities:
Foreign Currency Exchange Contracts	—	(143)	—	(143)
Futures Contracts	(25)	—	—	(25)
Interest Rate Swap Agreements	—	(180)	—	(180)
Total Return Swap Agreements	—	(38)	—	(38)
Total Liabilities	(25)	(361)	—	(386)
Total	$26,716	$43,915	$—	$70,631

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

approximately $14,054,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock
Beginning Balance		$—
Purchases		—	@
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Change in unrealized appreciation/depreciation		(—	@)
Realized gains (losses)		—
Ending Balance		$—	@
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$	(—	@)

@  Value is less than $500.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2012, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the potential loss from futures can exceed the Portfolio's initial investment in such contracts.

Swaps: An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC "Balance Sheet" (ASC 210). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation/Depreciation on Swap Agreements" in the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements in the Statement of Operations.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2012.

Primary Risk Exposure	Statement of Assets and Liabilities	Futures Contracts (000)(a)	Swap Agreements (000)	Foreign Currency Exchange Contracts (000)
Assets:
Foreign Currency Risk	Receivables	$—	$—	$59
Equity Risk	Receivables	518	75	—
Interest Rate Risk	Receivables	115	174	—
Total Receivables		$633	$249	$59
Liabilities:
Foreign Currency Risk	Payables	$—	$—	$(143)
Equity Risk	Payables	(8)	(38)	—
Interest Rate Risk	Payables	(17)	(180)	—
Total Payables		$(25)	$(218)	$(143)

(a)  This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflect the current day net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2012 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Risk	Foreign Currency
	Exchange Contracts	$304
Equity Risk	Futures Contracts	751
Interest Rate Risk	Futures Contracts	(344)
Equity Risk	Swap Agreements	13
Interest Rate Risk	Swap Agreements	(291)
Total		$433
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Foreign Currency Risk	Foreign Currency
	Exchange Contracts	$(153)
Equity Risk	Futures Contracts	254
Interest Rate Risk	Futures Contracts	164
Equity Risk	Swap Agreements	157
Interest Rate Risk	Swap Agreements	(22)
Total		$400

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2012, the average monthly principal amount of foreign currency exchange contracts was approximately $26,093,000, the average monthly original value of futures contracts was approximately $34,903,000 and the average monthly notional amount of swap agreements was approximately $18,654,000.

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

7.  Security Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2012 were approximately $9,515,000 and $9,632,000, respectively. The Portfolio received cash collateral of approximately $8,373,000, of which, approximately $8,372,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At June 30, 2012, there was uninvested cash collateral of less than $500, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,260,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

9.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I shares and 1.10% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $238,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

The Adviser previously entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provided the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser paid the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser received from the Portfolio. Effective April 30, 2012, the Sub-Advisory Agreement between the Adviser and Sub-Advisers was terminated.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to less than $500.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$981	$—	$2,632	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, and on certain equity securities designated as issued by passive foreign investment companies, paydown adjustments and a reclass of long term dividends received, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$421	$(421)	$—

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,348	$—

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,010,000 and the aggregate gross unrealized depreciation is approximately $4,311,000 resulting in net unrealized depreciation of approximately $1,301,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused capital losses, of approximately $19,405,000, of which $48,000 will expire on December 31, 2016 and $19,357,000 will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $771,000.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,848,000 and $16,446,000, respectively. For the six months ended June 30, 2012, purchases and sales of long-term U.S. Government securities were approximately $11,021,000 and $11,387,000, respectively.

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio, an open-end management investment company managed by the Adviser. The Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio has a cost basis of approximately $2,793,000 at June 30, 2012. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio's investment in the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio.

A summary of the Portfolio's transactions in shares of the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (Loss) (000)	Dividend Income (000)	Value June 30, 2012 (000)
$2,292	$—	$—	$—	$—	$2,430

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$10,419	$27,597	$26,063	$4	$11,953

For the six months ended June 30, 2012, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act.

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend/ Interest Income (000)	Value June 30, 2012 (000)
$294	$122	$199	$8	$4	$234

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 73.0% and 93.3%, for Class I and Class II, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

(This page has been left blank intentionally.)

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMASAN
IU12-01655P-Y06/12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Mid Cap Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	12

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,061.50	$1,019.64	$5.38	$5.27	1.05%
Mid Cap Growth Portfolio Class II	1,000.00	1,061.20	1,019.14	5.89	5.77	1.15

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Portfolio's management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Air Transport (1.8%)
Expeditors International of Washington, Inc.	121,590	$4,712
Alternative Energy (3.1%)
Range Resources Corp.	82,843	5,126
Ultra Petroleum Corp. (a)	120,508	2,780
		7,906
Asset Management & Custodian (0.6%)
Greenhill & Co., Inc.	43,424	1,548
Beverage: Brewers & Distillers (1.4%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	318,516	3,592
Biotechnology (4.4%)
IDEXX Laboratories, Inc. (a)	51,827	4,982
Illumina, Inc. (a)	156,625	6,326
		11,308
Cement (1.1%)
Martin Marietta Materials, Inc.	35,943	2,833
Chemicals: Diversified (2.5%)
Intrepid Potash, Inc. (a)	126,126	2,871
Rockwood Holdings, Inc.	83,213	3,690
		6,561
Commercial Services (7.9%)
Gartner, Inc. (a)	127,388	5,484
Intertek Group PLC (United Kingdom)	161,471	6,786
MercadoLibre, Inc. (Brazil)	34,667	2,628
Weight Watchers International, Inc.	106,685	5,501
		20,399
Communications Technology (3.9%)
Motorola Solutions, Inc.	189,891	9,136
Research In Motion Ltd. (Canada) (a)	123,453	912
		10,048
Computer Services, Software & Systems (15.6%)
Akamai Technologies, Inc. (a)	134,553	4,272
Citrix Systems, Inc. (a)	48,890	4,104
IHS, Inc., Class A (a)	51,371	5,534
LinkedIn Corp., Class A (a)	65,677	6,979
Red Hat, Inc. (a)	74,162	4,189
Salesforce.com, Inc. (a)	42,300	5,848
SINA Corp. (China) (a)	24,124	1,250
Solera Holdings, Inc.	124,157	5,189
Zynga, Inc., Class A (a)	418,040	2,274
Zynga, Inc., Class B (a)	152,058	827
		40,466
Computer Technology (3.7%)
Dropbox, Inc. (a)(b)(c)	152,532	1,380
Yandex N.V., Class A (Russia) (a)	245,107	4,669
Youku.com, Inc. ADR (China) (a)	167,772	3,638
		9,687

	Shares	Value (000)
Consumer Lending (1.7%)
IntercontinentalExchange, Inc. (a)	31,429	$4,274
Consumer Services: Miscellaneous (1.8%)
Qualicorp SA (Brazil) (a)	437,397	3,824
Sun Art Retail Group Ltd. (Hong Kong)	796,000	874
		4,698
Diversified Materials & Processing (0.2%)
Schindler Holding AG (Switzerland)	3,560	398
Diversified Media (3.1%)
Factset Research Systems, Inc.	41,598	3,866
McGraw-Hill Cos., Inc. (The)	93,532	4,209
		8,075
Diversified Retail (5.7%)
Dollar Tree, Inc. (a)	92,036	4,951
Fastenal Co.	89,379	3,603
Groupon, Inc. (a)	299,988	3,189
Groupon, Inc. Series A (a)	277,976	2,955
		14,698
Education Services (1.5%)
New Oriental Education & Technology Group ADR (China) (a)	154,136	3,776
Electronic Components (1.3%)
Sensata Technologies Holding N.V. (a)	130,032	3,482
Financial Data & Systems (5.8%)
MSCI, Inc., Class A (a)	205,064	6,976
Verisk Analytics, Inc., Class A (a)	165,459	8,151
		15,127
Foods (0.7%)
Hillshire Brands Co.	63,703	1,847
Health Care Services (4.0%)
athenahealth, Inc. (a)	57,760	4,573
Stericycle, Inc. (a)	61,579	5,645
		10,218
Insurance: Property-Casualty (1.8%)
Progressive Corp. (The)	224,269	4,672
Media (0.6%)
Legend Pictures LLC Ltd. (a)(b)(c)	1,500	1,604
Medical & Dental Instruments & Supplies (1.4%)
Techne Corp.	49,681	3,686
Medical Equipment (3.6%)
Intuitive Surgical, Inc. (a)	16,728	9,264
Metals & Minerals: Diversified (1.2%)
Lynas Corp., Ltd. (Australia) (a)	940,556	831
Molycorp, Inc. (a)	105,328	2,270
		3,101

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Pharmaceuticals (3.6%)
Ironwood Pharmaceuticals, Inc. (a)	138,490	$1,908
Mead Johnson Nutrition Co.	48,910	3,938
Valeant Pharmaceuticals International, Inc. (Canada) (a)	75,224	3,369
		9,215
Publishing (1.4%)
Morningstar, Inc.	62,387	3,609
Recreational Vehicles & Boats (3.5%)
Edenred (France)	323,235	9,172
Restaurants (1.5%)
Dunkin' Brands Group, Inc.	111,565	3,831
Scientific Instruments: Pollution Control (1.2%)
Covanta Holding Corp.	184,555	3,165
Semiconductors & Components (0.5%)
First Solar, Inc. (a)	87,145	1,312
Utilities: Electrical (3.3%)
Brookfield Infrastructure Partners LP (Canada)	254,753	8,552
Total Common Stocks (Cost $224,433)		246,836
Convertible Preferred Stocks (1.2%)
Alternative Energy (0.7%)
Better Place, Inc. (a)(b)(c)	548,538	1,816
Computer Services, Software & Systems (0.2%)
Workday, Inc. (a)(b)(c)	32,820	435
Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c)	14,641	132
Technology: Miscellaneous (0.2%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c)	23,881	669
Total Convertible Preferred Stocks (Cost $2,725)		3,052
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $7,569)	7,569,128	7,569
Total Investments (99.5%) (Cost $234,727) (d)		257,457
Other Assets in Excess of Liabilities (0.5%)		1,371
Net Assets (100.0%)		$258,828

(a)  Non-income producing security.

(b)  At June 30, 2012, the Portfolio held approximately $6,036,000 of fair valued securities, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  The approximate fair value and percentage of net assets, $18,061,000 and 7.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	64.8%
Computer Services, Software & Systems	15.7
Commercial Services	7.9
Financial Data & Systems	5.9
Diversified Retail	5.7
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $227,158)	$249,888
Investment in Security of Affiliated Issuer, at Value (Cost $7,569)	7,569
Total Investments in Securities, at Value (Cost $234,727)	257,457
Foreign Currency, at Value (Cost $2,318)	2,318
Receivable for Investments Sold	543
Dividends Receivable	139
Tax Reclaim Receivable	46
Receivable for Portfolio Shares Sold	16
Receivable from Affiliate	1
Other Assets	11
Total Assets	260,531
Liabilities:
Payable for Investments Purchased	561
Payable for Advisory Fees	507
Payable for Portfolio Shares Redeemed	500
Payable for Administration Fees	52
Payable for Professional Fees	22
Distribution Fees — Class II Shares	16
Payable for Custodian Fees	9
Payable for Directors' Fees and Expenses	—	@
Other Liabilities	36
Total Liabilities	1,703
NET ASSETS	$258,828
Net Assets Consist of:
Paid-in-Capital	$202,844
Undistributed Net Investment Income	629
Accumulated Net Realized Gain	32,627
Unrealized Appreciation (Depreciation) on:
Investments	22,730
Foreign Currency Translations	(2)
Net Assets	$258,828
CLASS I:
Net Assets	$64,258
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,395,202 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.91
CLASS II:
Net Assets	$194,570
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,493,793 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.80

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $55 of Foreign Taxes Withheld)	$2,191
Dividends from Security of Affiliated Issuer	6
Total Investment Income	2,197
Expenses:
Advisory Fees (Note B)	1,044
Distribution Fees — Class II Shares (Note D)	369
Administration Fees (Note C)	348
Professional Fees	23
Shareholder Reporting Fees	20
Custodian Fees (Note F)	19
Directors' Fees and Expenses	5
Pricing Fees	4
Other Expenses	7
Total Expenses	1,839
Distribution Fees — Class II Shares Waived (Note D)	(264)
Waiver of Advisory Fees (Note B)	(8)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	1,562
Net Investment Income	635
Realized Gain (Loss):
Investments Sold	2,262
Foreign Currency Transactions	(31)
Net Realized Gain	2,231
Change in Unrealized Appreciation (Depreciation):
Investments	14,050
Foreign Currency Translations	(1)
Net Change in Unrealized Appreciation (Depreciation)	14,049
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	16,280
Net Increase in Net Assets Resulting from Operations	$16,915

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$635	$(1,487)
Net Realized Gain	2,231	34,150
Net Change in Unrealized Appreciation (Depreciation)	14,049	(52,576)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,915	(19,913)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(243)
Net Realized Gain	—	(30)
Class II:
Net Investment Income	—	(547)
Net Realized Gain	—	(92)
Total Distributions	—	(912)
Capital Share Transactions:(1)
Class I:
Subscribed	7,092	20,595
Distributions Reinvested	—	273
Redeemed	(11,256)	(22,043)
Class II:
Subscribed	7,357	43,251
Distributions Reinvested	—	639
Redeemed	(26,105)	(54,565)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(22,912)	(11,850)
Total Decrease in Net Assets	(5,997)	(32,675)
Net Assets:
Beginning of Period	264,825	297,500
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $629 and $(6))	$258,828	$264,825
(1) Capital Share Transactions:
Class I:
Shares Subscribed	575	1,672
Shares Issued on Distributions Reinvested	—	20
Shares Redeemed	(913)	(1,744)
Net Decrease in Class I Shares Outstanding	(338)	(52)
Class II:
Shares Subscribed	604	3,479
Shares Issued on Distributions Reinvested	—	47
Shares Redeemed	(2,144)	(4,418)
Net Decrease in Class II Shares Outstanding	(1,540)	(892)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$11.22		$12.12		$9.16		$5.81		$14.58	$12.48
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.05)		0.01		(0.01)		(0.04)	0.04
Net Realized and Unrealized Gain (Loss)	0.66		(0.80)		2.95		3.36		(5.51)	2.74
Total from Investment Operations	0.69		(0.85)		2.96		3.35		(5.55)	2.78
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		—		—		(0.10)	—
Net Realized Gain	—		(0.01)		—		—		(3.12)	(0.68)
Total Distributions	—		(0.05)		—		—		(3.22)	(0.68)
Net Asset Value, End of Period	$11.91		$11.22		$12.12		$9.16		$5.81	$14.58
Total Return ++	6.15	%#	(7.12)%		32.31%		57.66%		(46.77)%	22.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$64,258		$64,323		$70,122		$55,559		$48,874	$122,169
Ratio of Expenses to Average Net Assets(1)	1.05	%+††*	1.05	%+††	1.05	%+††	1.04	%+	1.05%+	1.06	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.05	%+††	N/A		N/A	1.05	%+
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.53	%+††*	(0.42	)%+††	0.10	%+††	(0.12	)%+	(0.37)%+	0.27	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.01%		0.00%§	0.00	%§
Portfolio Turnover Rate	16	%#	32%		43%		41%		41%	78%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.06	%††*	1.05	%††	1.06	%+††	1.06	%+	1.06%+	1.09	%+
Net Investment Income (Loss) to Average Net Assets	0.52	%††*	(0.42	)%††	0.09	%+††	(0.14	)%+	(0.38)%+	0.23	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$11.12		$12.01		$9.09		$5.77		$14.50	$12.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.06)		0.00	‡	(0.01)		(0.05)	0.04
Net Realized and Unrealized Gain (Loss)	0.65		(0.79)		2.92		3.33		(5.48)	2.72
Total from Investment Operations	0.68		(0.85)		2.92		3.32		(5.53)	2.76
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—		—		(0.08)	—
Net Realized Gain	—		(0.01)		—		—		(3.12)	(0.68)
Total Distributions	—		(0.04)		—		—		(3.20)	(0.68)
Net Asset Value, End of Period	$11.80		$11.12		$12.01		$9.09		$5.77	$14.50
Total Return ++	6.12	%#	(7.17)%		32.27%		57.37%		(46.82)%	22.61%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$194,570		$200,502		$227,378		$183,047		$107,647	$167,962
Ratio of Expenses to Average Net Assets(1)	1.15	%+††*	1.15	%+††	1.15	%+††	1.14	%+	1.15%+	1.16	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.15	%+††	N/A		N/A	1.15	%+
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.43	%+††*	(0.52	)%+††	0.00	%††§	(0.20	)%+	(0.47)%+	0.27	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.01%		(0.00)%§	0.00	%§
Portfolio Turnover Rate	16	%#	32%		43%		41%		41%	78%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.41	%††*	1.40	%††	1.41	%+††	1.41	%+	1.41%+	1.44	%+
Net Investment Income (Loss) to Average Net Assets	0.17	%††*	(0.77	)%††	(0.26	)%+††	(0.47	)%+	(0.73)%+	(0.01	)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$4,712	$—	$—	$4,712
Alternative Energy	7,906	—	—	7,906
Asset Management & Custodian	1,548	—	—	1,548
Beverage: Brewers & Distillers	3,592	—	—	3,592
Biotechnology	11,308	—	—	11,308

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Cement	$2,833	$—	$—	$2,833
Chemicals: Diversified	6,561	—	—	6,561
Commercial Services	13,613	6,786	—	20,399
Communications Technology	10,048	—	—	10,048
Computer Services, Software & Systems	39,639	827	—	40,466
Computer Technology	8,307	—	1,380	9,687
Consumer Lending	4,274	—	—	4,274
Consumer Services: Miscellaneous	3,824	874	—	4,698
Diversified Materials & Processing	—	398	—	398
Diversified Media	8,075	—	—	8,075
Diversified Retail	11,743	2,955	—	14,698
Education Services	3,776	—	—	3,776
Electronic Components	3,482	—	—	3,482
Financial Data & Systems	15,127	—	—	15,127
Foods	1,847	—	—	1,847
Health Care Services	10,218	—	—	10,218
Insurance: Property-Casualty	4,672	—	—	4,672
Media	—	—	1,604	1,604
Medical & Dental Instruments & Supplies	3,686	—	—	3,686
Medical Equipment	9,264	—	—	9,264
Metals & Minerals: Diversified	2,270	831	—	3,101
Pharmaceuticals	9,215	—	—	9,215
Publishing	3,609	—	—	3,609
Recreational Vehicles & Boats	—	9,172	—	9,172
Restaurants	3,831	—	—	3,831
Scientific Instruments: Pollution Control	3,165	—	—	3,165
Semiconductors & Components	1,312	—	—	1,312
Utilities: Electrical	8,552	—	—	8,552
Total Common Stocks	222,009	21,843	2,984	246,836
Convertible Preferred Stocks	—	—	3,052	3,052
Short-Term Investment — Investment Company	7,569	—	—	7,569
Total Assets	$229,578	$21,843	$6,036	$257,457

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

of June 30, 2012, securities with a total value of approximately $18,061,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$5,256	$1,288	$3,712
Purchases	2,984	—	132
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	(2,955)	—	—
Corporate action	—	(2,133)	—
Change in unrealized appreciation (depreciation)	(2,301)	845	(792)
Realized gains (losses)	—	—	—
Ending Balance	$2,984	$—	$3,052
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$—	$—	$(792)

As of June 30, 2012, the Portfolio held a security with a value of $2,955,000 that transferred from level 3 to level 2. This security was valued using significant unobservable inputs at December 31, 2011 and was valued using other significant observable inputs at June 30, 2012.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Common Stocks
Computer Technology	$1,380	Market Transaction	Purchase Price of Preferred	—		—		—		—
Media	$1,604	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	15%		18%		17%		DECREASE
			Perpetual growth rate	2.0%		3.0%		2.5%		INCREASE
		Market Comparable Companies	Enterprise Value/ EBITDA	10.6	x	11.5	x	11.1	x	INCREASE
			Discount for lack
			of marketability	15%		15%		15%		DECREASE
			Equity Value/ Net Income	12.2	x	17.3	x	14.7	x	INCREASE
			Discount for lack
			of marketability	15%		15%		15%		DECREASE
		Merger & Acquisition Transactions	Enterprise Value/ EBITDA	13.7	x	16.3	x	15.0	x	INCREASE
			Discount for lack
			of control	35%		35%		35%		DECREASE
			Equity Value/ Net Income	22.2	x	25.0	x	23.6	x	INCREASE
			Discount for lack
			of control	35%		35%		35%		DECREASE

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Convertible Preferred Stocks
Alternative Energy	$1,816	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%		DECREASE
			Perpetual growth rate	2.5%		3.5%		3.0%		INCREASE
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1	x	INCREASE
			Discount for lack of marketability	15%		15%		15%		DECREASE
Computer Services, Software & Systems	$435	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	13%		18%		15%		DECREASE
			Perpetual growth rate	2.0%		3.0%		2.5%		INCREASE
		Market Comparable Companies	Enterprise Value/ Revenue	6.7	x	15.7	x	9.6	x	INCREASE
			Discount for lack of marketability	N/A		N/A		N/A		DECREASE
		Merger & Acquisition Transactions	Enterprise Value/ Revenue	8.7	x	10.8	x	9.4	x	INCREASE
			Discount for lack
			of control	25%		25%		25%		DECREASE
Computer Technology	$132	Market Transaction	Purchase Price of Preferred	—		—		—		—
Technology: Miscellaneous	$669	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	26%		30%		28%		DECREASE
			Perpetual growth rate	5.0%		6.0%		5.5%		INCREASE
		Merger & Acquisition Transactions	Enterprise Value/ Revenue	1.8	x	2.9	x	2.7	x	INCREASE
			Discount for lack
			of control	30%		30%		30%		DECREASE

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.05% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $8,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $264,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$790	$122	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for return of capital sold and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$2,203	$(2,203)	$—

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$128	$30,764

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $49,858,000 and the aggregate gross unrealized depreciation is approximately $27,128,000 resulting in net unrealized appreciation of approximately $22,730,000.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $44,550,000 and $67,615,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$7,906	$35,278	$35,615	$6	$7,569

During the six months ended June 30, 2012, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred approximately $2,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 79.8% and 81.2%, for Class I and Class II shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

18

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
IU12-01653P-Y06/12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

U.S. Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	12

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,143.70	$1,019.39	$5.86	$5.52	1.10%
U.S. Real Estate Portfolio Class II	1,000.00	1,142.20	1,018.15	7.19	6.77	1.35

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was competitive with its peer group average, and (ii) the Portfolio's management fee and total expense ratio, although higher than its peer group average, were acceptable given the quality and nature of services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Apartments (17.7%)
Apartment Investment & Management Co., Class A REIT	458,415	$12,391
AvalonBay Communities, Inc. REIT	118,635	16,785
BRE Properties, Inc. REIT	87,530	4,378
Camden Property Trust REIT	103,860	7,028
Equity Residential REIT	764,848	47,696
		88,278
Commercial Financing (0.6%)
CreXus Investment Corp. REIT	20,710	211
Starwood Property Trust, Inc. REIT	139,331	2,969
		3,180
Diversified (10.6%)
Cousins Properties, Inc. REIT	683,902	5,301
Digital Realty Trust, Inc. REIT	29,494	2,214
Forest City Enterprises, Inc., Class A (a)	733,783	10,713
Lexington Realty Trust REIT	33,050	280
Vornado Realty Trust REIT	386,984	32,499
Winthrop Realty Trust REIT	164,490	2,000
		53,007
Health Care (11.6%)
Assisted Living Concepts, Inc., Class A	289,140	4,112
HCP, Inc. REIT	590,713	26,080
Health Care, Inc. REIT	98,700	5,754
Healthcare Realty Trust, Inc. REIT	529,089	12,613
Omega Healthcare Investors, Inc. REIT	49,360	1,111
Senior Housing Properties Trust REIT	376,095	8,394
		58,064
Industrial (5.4%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	4,277
DCT Industrial Trust, Inc. REIT	1,092,531	6,883
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	6,362,376	6,191
ProLogis, Inc. REIT	259,380	8,619
STAG Industrial, Inc. REIT	50,086	730
		26,700
Lodging/Resorts (8.6%)
Ashford Hospitality Trust, Inc. REIT	236,510	1,994
Host Hotels & Resorts, Inc. REIT	1,776,342	28,102
Starwood Hotels & Resorts Worldwide, Inc.	244,828	12,985
		43,081
Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	131,454	9,066
Mixed Industrial/Office (0.7%)
Duke Realty Corp. REIT	2,060	30
Liberty Property Trust REIT	6,191	228
PS Business Parks, Inc. REIT	50,537	3,423
		3,681

	Shares	Value (000)
Office (10.4%)
BioMed Realty Trust, Inc. REIT	52,950	$989
Boston Properties, Inc. REIT	211,297	22,898
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	835
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	3,585
Brookfield Office Properties, Inc.	374,616	6,526
CommonWealth REIT	78,317	1,497
Douglas Emmett, Inc. REIT	72,150	1,667
Hudson Pacific Properties, Inc. REIT	223,250	3,887
Mack-Cali Realty Corp. REIT	337,866	9,822
Parkway Properties, Inc. REIT	6,480	74
		51,780
Regional Malls (19.6%)
General Growth Properties, Inc. REIT	1,181,277	21,369
Macerich Co. (The) REIT	45,715	2,700
Simon Property Group, Inc. REIT	473,271	73,669
		97,738
Self Storage (4.4%)
Public Storage REIT	133,226	19,239
Sovran Self Storage, Inc. REIT	54,262	2,718
		21,957
Shopping Centers (7.6%)
Acadia Realty Trust REIT	215,526	4,996
Equity One, Inc. REIT	10,005	212
Federal Realty Investment Trust REIT	74,254	7,729
Regency Centers Corp. REIT	466,460	22,189
Retail Opportunity Investments Corp. REIT	216,877	2,616
		37,742
Timber (0.1%)
Plum Creek Timber Co., Inc. REIT	7,686	305
Total Common Stocks (Cost $324,445)		494,579
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Fund — Treasury Portfolio — Institutional Class (See Note H) (Cost $4,262)	4,262,154	4,262
Total Investments (100.0%) (Cost $328,707)		498,841
Liabilities in Excess of Other Assets (0.0%)		(39)
Net Assets (100.0%)		$498,802

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2012.

(c)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $14,888,000, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LLC was acquired between 12/04 - 5/08 and has a current cost basis of approximately $923,000. BRCP REIT II, LLC was acquired between 1/07 - 4/11 and has a current cost basis of approximately $7,155,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000, Keystone Industrial Fund LP was acquired between 3/07 - 11/09 and has a current cost basis of approximately $5,100,000. At June 30, 2012, these securities had an aggregate market value of approximately $14,888,000 representing 3.0% of net assets.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	19.6%
Apartments	17.7
Health Care	11.6
Diversified	10.6
Office	10.4
Lodging/Resorts	8.6
Other*	8.5
Shopping Centers	7.6
Industrial	5.4
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $324,445)	$494,579
Investment in Security of Affiliated Issuer, at Value (Cost $4,262)	4,262
Total Investments in Securities, at Value (Cost $328,707)	498,841
Receivable for Investments Sold	1,447
Dividends Receivable	1,012
Receivable for Portfolio Shares Sold	191
Receivable from Affiliate	—	@
Other Assets	17
Total Assets	501,508
Liabilities:
Payable for Investments Purchased	1,169
Payable for Advisory Fees	966
Payable for Portfolio Shares Redeemed	340
Payable for Administration Fees	98
Distribution Fees — Class II Shares	37
Payable for Professional Fees	22
Payable for Custodian Fees	4
Payable for Directors' Fees and Expenses	4
Other Liabilities	66
Total Liabilities	2,706
NET ASSETS	$498,802
Net Assets Consist of:
Paid-in-Capital	$552,630
Undistributed Net Investment Income	8,588
Accumulated Net Realized Loss	(232,550)
Unrealized Appreciation (Depreciation) on:
Investments	170,134
Net Assets	$498,802
CLASS I:
Net Assets	$309,809
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,968,517 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.51
CLASS II:
Net Assets	$188,993
Net Asset Value, Offering and Redemption Price Per Share Applicable to 12,253,973 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.42

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $16 of Foreign Taxes Withheld)	$7,566
Dividends from Security of Affiliated Issuer	4
Total Investment Income	7,570
Expenses:
Advisory Fees (Note B)	1,915
Administration Fees (Note C)	598
Distribution Fees — Class II Shares (Note D)	321
Shareholder Reporting Fees	33
Professional Fees	21
Custodian Fees (Note F)	11
Directors' Fees and Expenses	7
Pricing Fees	2
Other Expenses	7
Expenses Before Non Operating Expenses	2,915
Investment Related Expenses	46
Total Expenses	2,961
Distribution Fees — Class II Shares Waived (Note D)	(92)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	2,865
Net Investment Income	4,705
Realized Gain:
Investments Sold	6,099
Change in Unrealized Appreciation (Depreciation):
Investments	53,000
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	59,099
Net Increase in Net Assets Resulting from Operations	$63,804

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,705	$2,538
Net Realized Gain	6,099	31,169
Net Change in Unrealized Appreciation (Depreciation)	53,000	(6,175)
Net Increase in Net Assets Resulting from Operations	63,804	27,532
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,497)
Class II:
Net Investment Income	—	(1,040)
Total Distributions	—	(3,537)
Capital Share Transactions:(1)
Class I:
Subscribed	23,039	49,073
Distributions Reinvested	—	2,497
Redeemed	(30,065)	(76,845)
Class II:
Subscribed	8,968	19,183
Distributions Reinvested	—	1,040
Redeemed	(22,507)	(50,396)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(20,565)	(55,448)
Total Increase (Decrease) in Net Assets	43,239	(31,453)
Net Assets:
Beginning of Period	455,563	487,016
End of Period (Including Undistributed Net Investment Income of $8,588 and $3,883)	$498,802	$455,563
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,557	3,669
Shares Issued on Distributions Reinvested	—	171
Shares Redeemed	(2,042)	(5,741)
Net Decrease in Class I Shares Outstanding	(485)	(1,901)
Class II:
Shares Subscribed	613	1,457
Shares Issued on Distributions Reinvested	—	71
Shares Redeemed	(1,548)	(3,795)
Net Decrease in Class II Shares Outstanding	(935)	(2,267)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$13.57		$12.91		$10.15		$8.20		$22.05	$29.37
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.08		0.14		0.17		0.31	0.32
Net Realized and Unrealized Gain (Loss)	1.79		0.69		2.87		2.04		(5.87)	(4.90)
Total from Investment Operations	1.94		0.77		3.01		2.21		(5.56)	(4.58)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.25)		(0.26)		(0.69)	(0.31)
Net Realized Gain	—		—		—		—		(7.60)	(2.43)
Total Distributions	—		(0.11)		(0.25)		(0.26)		(8.29)	(2.74)
Net Asset Value, End of Period	$15.51		$13.57		$12.91		$10.15		$8.20	$22.05
Total Return ++	14.37	%#	5.92%		29.96%		28.36%		(37.89)%	(17.07)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$309,809		$277,481		$288,516		$244,866		$396,921	$761,902
Ratio of Expenses to Average Net Assets(1)	1.10	%+††*	1.09	%+††	1.11	%+††	1.13	%+	1.07%+	1.04%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.08	%+††*	1.07	%+††	1.10	%+††	1.10	%+	1.05%+	1.02%+
Ratio of Net Investment Income to Average Net Assets(1)	2.06	%+††*	0.64	%+††	1.20	%+††	2.25	%+	2.01%+	1.14%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	4	%#	18%		22%		36%		35%	41%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.12	%+††	1.14	%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		1.19	%+††	2.24	%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$13.50		$12.84		$10.11		$8.16		$21.83	$29.11
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.05		0.11		0.14		0.27	0.19
Net Realized and Unrealized Gain (Loss)	1.79		0.68		2.84		2.05		(5.79)	(4.78)
Total from Investment Operations	1.92		0.73		2.95		2.19		(5.52)	(4.59)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.22)		(0.24)		(0.55)	(0.26)
Net Realized Gain	—		—		—		—		(7.60)	(2.43)
Total Distributions	—		(0.07)		(0.22)		(0.24)		(8.15)	(2.69)
Net Asset Value, End of Period	$15.42		$13.50		$12.84		$10.11		$8.16	$21.83
Total Return ++	14.22	%#	5.66%		29.53%		28.49%		(38.05)%	(17.57)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$188,993		$178,082		$198,500		$258,106		$221,251	$361,473
Ratio of Expenses to Average Net Assets(1)	1.35	%+††*	1.34	%+††	1.36	%+††	1.38	%+	1.32%+	1.28%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.33	%+††*	1.32	%+††	1.35	%+††	1.35	%+	1.30%+	1.27%+
Ratio of Net Investment Income to Average Net Assets(1)	1.81	%+††*	0.39	%+††	0.95	%+††	1.83	%+	1.77%+	0.67%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%††§*	0.00	%††§	0.00	%††§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	4	%#	18%		22%		36%		35%	41%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.45	%††*	1.44	%††	1.47	%+††	1.49	%+	1.42%+	1.37%+
Net Investment Income to Average Net Assets	1.71	%††*	0.29	%††	0.84	%+††	1.72	%+	1.67%+	0.57%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$88,278	$—	$—	$88,278
Commercial Financing	3,180	—	—	3,180
Diversified	53,007	—	—	53,007
Health Care	58,064	—	—	58,064
Industrial	16,232	—	10,468	26,700
Lodging/Resorts	43,081	—	—	43,081
Manufactured Homes	9,066	—	—	9,066
Mixed Industrial/Office	3,681	—	—	3,681
Office	47,360	—	4,420	51,780
Regional Malls	97,738	—	—	97,738
Self Storage	21,957	—	—	21,957
Shopping Centers	37,742	—	—	37,742
Timber	305	—	—	305
Total Common Stocks	479,691	—	14,888	494,579
Short-Term Investment — Investment Company	4,262	—	—	4,262
Total Assets	$483,953	$—	$14,888	$498,841

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Portfolio did not have any significant investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$14,333
Purchases	—
Sales	(109)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	664
Realized gains (losses)	—
Ending Balance	$14,888
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$664

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stocks
Industrial	$10,468	Adjusted Capital Balance Model	Underlying Investment Financial Statements
Office	$4,420	Adjusted Capital Balance Model	Underlying Investment Financial Statements

3.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $3,360,000 for which it will receive 3,360,000 shares of common stock. As of June 30, 2012, BRCP REIT I, LLC has drawn down approximately $2,929,000, which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $7,700,000 for which it will receive 7,700,000 shares of common stock. As of June 30, 2012, BRCP REIT II, LLC has drawn down approximately $7,155,000, which represents 92.9% of the commitment.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $6,675,000 for which it will receive 6,675,000 shares of common stock. As of June 30, 2012, Keystone Industrial Fund, LP has drawn down approximately $6,362,000 which represents 95.3% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $6,300,000 for which it will receive 12,600 shares of common stock. As of June 30, 2012, Cabot Industrial Value Fund, LP has drawn down approximately $5,880,000 which represents 93.3% of the commitment.

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

The Portfolio invests a significant portion of its assets in securities of REIT's. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.10% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $92,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,537	$—	$11,332	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, REIT basis adjustments, return of capital for certain securities sold, and partnership basis adjustments resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(100)	$100	$	(—	@)

@ Amount is less than $500.

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,037	$—

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $177,567,000 and the aggregate gross unrealized depreciation is approximately $7,433,000 resulting in net unrealized appreciation of approximately $170,134,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2011, the Portfolio had available for Federal income tax purposes unused capital losses, of approximately $213,871,000, which will expire on December 31, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $25,480,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $21,368,000 and $40,086,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$3,126	$26,555	$25,419	$4	$4,262

During the six months ended June 30, 2012, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 28.3% and 79.6%, for Class I and Class II shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
IU12-01684P-Y06/12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Small Company Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class II	$1,000.00	$1,102.60	$1,018.65	$6.53	$6.27	1.25%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Portfolio's management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Portfolio's performance was acceptable, (ii) the Portfolio's management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (iii) the Portfolio's total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (90.8%)
Advertising Agencies (1.3%)
Lamar Advertising Co., Class A (a)	9,563	$274
Air Transport (1.0%)
XPO Logistics, Inc. (a)	12,678	213
Alternative Energy (0.4%)
Halcon Resources Corp. (a)	9,743	92
Asset Management & Custodian (1.9%)
CETIP SA — Mercados Organizados (Brazil)	9,963	125
Greenhill & Co., Inc.	8,058	287
		412
Banks: Diversified (1.3%)
Financial Engines, Inc. (a)	12,897	277
Beverage: Brewers & Distillers (1.6%)
Boston Beer Co., Inc. (The) (a)	2,741	332
Biotechnology (0.9%)
Abcam PLC (United Kingdom)	30,240	198
Cement (1.7%)
Eagle Materials, Inc.	9,629	360
Chemicals: Diversified (3.4%)
Intrepid Potash, Inc. (a)	9,621	219
Rockwood Holdings, Inc.	11,285	500
		719
Commercial Services (16.0%)
Advisory Board Co. (The) (a)	23,258	1,153
Corporate Executive Board Co. (The)	24,330	995
CoStar Group, Inc. (a)	9,988	811
MercadoLibre, Inc. (Brazil)	5,543	420
		3,379
Computer Services, Software & Systems (11.1%)
Ancestry.com, Inc. (a)	7,379	203
MakeMyTrip Ltd. (India) (a)	18,278	300
MicroStrategy, Inc., Class A (a)	1,678	218
NetSuite, Inc. (a)	14,112	773
OpenTable, Inc. (a)	9,393	423
Solera Holdings, Inc.	7,626	319
Yelp, Inc. (a)	4,705	107
		2,343
Computer Technology (2.9%)
Bankrate, Inc. (a)	12,994	239
Youku.com, Inc. ADR (China) (a)	12,232	265
Zillow, Inc. (a)	2,851	110
		614
Consumer Electronics (0.7%)
Sohu.com, Inc. (China) (a)	3,500	156
Diversified Manufacturing Operations (1.6%)
Rexnord Corp. (a)	16,397	329

	Shares	Value (000)
Diversified Retail (3.1%)
Blue Nile, Inc. (a)	11,187	$332
Citi Trends, Inc. (a)	9,046	140
Shutterfly, Inc. (a)	5,713	175
		647
Electronic Components (1.0%)
Cogent Communications Group, Inc. (a)	11,213	216
Entertainment (2.5%)
Vail Resorts, Inc.	10,787	540
Foods (2.8%)
Annie's, Inc. (a)	3,258	136
Country Style Cooking Restaurant Chain Co., Ltd. ADR (China) (a)	3,977	27
Fiesta Restaurant Group, Inc. (a)	22,718	301
Ocado Group PLC (United Kingdom) (a)	106,652	130
		594
Health Care Facilities (0.2%)
LCA-Vision, Inc. (a)	8,924	38
Health Care Management Services (2.4%)
HMS Holdings Corp. (a)	15,444	514
Health Care Services (4.2%)
athenahealth, Inc. (a)	11,130	881
Home Building (0.4%)
Brookfield Incorporacoes SA (Brazil)	56,753	94
Insurance: Multi-Line (2.3%)
Greenlight Capital Re Ltd., Class A (a)	16,220	412
Pico Holdings, Inc. (a)	3,291	74
		486
Medical & Dental Instruments & Supplies (3.4%)
Techne Corp.	9,772	725
Medical Services (0.2%)
Zeltiq Aesthetics, Inc. (a)	6,703	38
Metals & Minerals: Diversified (2.0%)
Lynas Corp., Ltd. (Australia) (a)	480,685	425
Miscellaneous Consumer Staples (1.5%)
Peet's Coffee & Tea, Inc. (a)	5,300	318
Oil Well Equipment & Services (1.0%)
Oasis Petroleum, Inc. (a)	9,003	218
Pharmaceuticals (1.1%)
Ironwood Pharmaceuticals, Inc. (a)	17,542	242
Printing and Copying Services (0.9%)
VistaPrint N.V. (a)	6,129	198
Publishing (1.7%)
Morningstar, Inc.	6,051	350
Restaurants (1.5%)
Dunkin' Brands Group, Inc.	9,405	323
Scientific Instruments: Pollution Control (1.5%)
Covanta Holding Corp.	18,159	311

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Semiconductors & Components (1.8%)
First Solar, Inc. (a)	6,920	$104
Tessera Technologies, Inc.	17,643	271
		375
Technology: Miscellaneous (1.3%)
iRobot Corp. (a)	7,321	162
ServiceNow, Inc. (a)	4,765	117
		279
Telecommunications Equipment (2.1%)
Angie's List, Inc. (a)	18,897	299
Pandora Media, Inc. (a)	13,128	143
		442
Truckers (0.7%)
LLX Logistica SA (Brazil) (a)	127,926	141
Utilities: Electrical (5.4%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(b)	113,183	—
Brookfield Infrastructure Partners LP (Canada)	34,022	1,142
		1,142
Total Common Stocks (Cost $15,756)		19,235
Preferred Stocks (1.2%)
Health Care Services (0.9%)
Castlight Health, Inc. (a)(b)(c)	32,177	194
Technology: Miscellaneous (0.3%)
Glam Media, Inc. Series M-1 (a)(b)(c)	9,428	49
Glam Media, Inc. Escrow Series M-1 (a)(b)(c)	1,346	5
		54
Total Preferred Stocks (Cost $287)		248
Convertible Preferred Stocks (5.7%)
Alternative Energy (1.2%)
Better Place, Inc. (a)(b)(c)	75,140	249
Computer Services, Software & Systems (3.8%)
Twitter, Inc. Series E (a)(b)(c)	50,319	809
Computer Technology (0.0%)
Youku.com, Inc., Class A (a)(b)(c)	17	—	@
Consumer Services: Miscellaneous (0.7%)
Xoom Corp. Series F (a)(b)(c)	56,405	155
Total Convertible Preferred Stocks (Cost $483)		1,213
	Face Amount (000)
Promissory Notes (0.1%)
Technology: Miscellaneous (0.1%)
Glam Media, Inc. 9.00%, 12/3/13 (a)(b)(c)	$21	21
Glam Media, Inc. Escrow 9.00%, 12/3/13 (a)(b)(c)	3	2
Total Promissory Notes (Cost $66)		23

	Shares	Value (000)
Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $649)	649,110	$649
Total Investments (100.9%) (Cost $17,241) (d)		21,368
Liabilities in Excess of Other Assets (-0.9%)		(196)
Net Assets (100.0%)		$21,172

(a)  Non-income producing security.

(b)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $1,484,000, representing 7.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2012.

(d)  The approximate fair value and percentage of net assets, $753,000 and 3.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	64.1%
Commercial Services	15.8
Computer Services, Software & Systems	14.8
Utilities: Electrical	5.3
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $16,592)	$20,719
Investment in Security of Affiliated Issuer, at Value (Cost $649)	649
Total Investments in Securities, at Value (Cost $17,241)	21,368
Foreign Currency, at Value (Cost $2)	2
Dividends Receivable	11
Receivable for Investments Sold	1
Interest Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	6
Total Assets	21,388
Liabilities:
Payable for Investments Purchased	136
Payable for Advisory Fees	28
Payable for Portfolio Shares Redeemed	17
Payable for Professional Fees	17
Payable for Administration Fees	4
Payable for Custodian Fees	3
Distribution Fees — Class II Shares	1
Other Liabilities	10
Total Liabilities	216
NET ASSETS	$21,172
Net Assets Consist of:
Paid-in-Capital	$16,610
Accumulated Net Investment Loss	(254)
Accumulated Net Realized Gain	689
Unrealized Appreciation (Depreciation) on:
Investments	4,127
Foreign Currency Translations	(—	@)
Net Assets	$21,172
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,296,791 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.33

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $ —@ of Foreign Taxes Withheld)	$93
Dividends from Security of Affiliated Issuer	—	@
Interest from Securities of Unaffiliated Issuers	—	@
Total Investment Income	93
Expenses:
Advisory Fees (Note B)	101
Distribution Fees — Class II Shares (Note D)	38
Administration Fees (Note C)	27
Professional Fees	25
Custodian Fees (Note F)	7
Shareholder Reporting Fees	6
Pricing Fees	4
Directors' Fees and Expenses	—	@
Other Expenses	4
Total Expenses	212
Distribution Fees — Class II Shares Waived (Note D)	(33)
Waiver of Advisory Fees (Note B)	(42)
Rebate from Morgan Stanley Affiliate (Note H)	(—	@)
Net Expenses	137
Net Investment Loss	(44)
Realized Gain (Loss):
Investments Sold	541
Foreign Currency Transactions	(1)
Net Realized Gain	540
Change in Unrealized Appreciation (Depreciation):
Investments	1,675
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	1,675
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,215
Net Increase in Net Assets Resulting from Operations	$2,171

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(44)	$(130)
Net Realized Gain	540	1,374
Net Change in Unrealized Appreciation (Depreciation)	1,675	(3,333)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,171	(2,089)
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(1,039)
Total Distributions	—	(1,039)
Capital Share Transactions:(1)
Class II:
Subscribed	191	1,053
Distributions Reinvested	—	1,039
Redeemed	(2,886)	(7,446)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,695)	(5,354)
Total Decrease in Net Assets	(524)	(8,482)
Net Assets:
Beginning of Period	21,696	30,178
End of Period (Including Accumulated Net Investment Losses of $(254) and $(210))	$21,172	$21,696
(1) Capital Share Transactions:
Class II:
Shares Subscribed	12	66
Shares Issued on Distributions Reinvested	—	61
Shares Redeemed	(180)	(451)
Net Decrease in Class II Shares Outstanding	(168)	(324)

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011	2010		2009		2008	2007
Net Asset Value, Beginning of Period	$14.81		$16.87	$13.33		$9.09		$16.93	$17.94
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.08)	(0.02)		(0.05)		(0.03)	(0.10)
Net Realized and Unrealized Gain (Loss)	1.55		(1.30)	3.56		4.29		(6.38)	0.70
Total from Investment Operations	1.52		(1.38)	3.54		4.24		(6.41)	0.60
Distributions from and/or in Excess of:
Net Investment Income	—		(0.68)	—		—		—	—
Net Realized Gain	—		—	—		—		(1.43)	(1.61)
Total Distributions	—		(0.68)	—		—		(1.43)	(1.61)
Net Asset Value, End of Period	$16.33		$14.81	$16.87		$13.33		$9.09	$16.93
Total Return ++	10.26	%#	(8.71)%	26.56%		46.64%		(40.43)%	2.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,172		$21,696	$30,178		$33,495		$26,481	$51,171
Ratio of Expenses to Average Net Assets(1)	1.25	%+*	1.25%+	1.25	%+	1.25	%+	1.25%+	1.25	%+
Ratio of Net Investment Loss to Average Net Assets(1)	(0.41	)%+*	(0.51)%+	(0.17	)%+	(0.49	)%+	(0.23)%+	(0.56	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§	0.00%§	0.00	%§
Portfolio Turnover Rate	14	%#	26%	25%		30%		38%	52%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.94	%*	1.92%	1.81	%+	1.70	%+	1.70%+	1.63	%+
Net Investment Loss to Average Net Assets	(1.10	)%*	(1.18)%	(0.73	)%+	(0.94	)%+	(0.68)%+	(0.94	)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$274	$—	$—	$274
Air Transport	213	—	—	213
Alternative Energy	92	—	—	92
Asset Management & Custodian	412	—	—	412
Banks: Diversified	277	—	—	277
Beverage: Brewers & Distillers	332	—	—	332
Biotechnology	—	198	—	198
Cement	360	—	—	360
Chemicals: Diversified	719	—	—	719
Commercial Services	3,379	—	—	3,379
Computer Services, Software & Systems	2,343	—	—	2,343
Computer Technology	614	—	—	614
Consumer Electronics	156	—	—	156
Diversified Manufacturing Operations	329	—	—	329
Diversified Retail	647	—	—	647
Electronic Components	216	—	—	216
Entertainment	540	—	—	540
Foods	464	130	—	594
Health Care Facilities	38	—	—	38
Health Care Management Services	514	—	—	514
Health Care Services	881	—	—	881
Home Building	94	—	—	94
Insurance: Multi-Line	486	—	—	486

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Medical & Dental Instruments & Supplies	$725	$—	$—		$725
Medical Services	38	—	—		38
Metals & Minerals: Diversified	—	425	—		425
Miscellaneous Consumer Staples	318	—	—		318
Oil Well Equipment & Services	218	—	—		218
Pharmaceuticals	242	—	—		242
Printing and Copying Services	198	—	—		198
Publishing	350	—	—		350
Restaurants	323	—	—		323
Scientific Instruments: Pollution Control	311	—	—		311
Semiconductors & Components	375	—	—		375
Technology: Miscellaneous	279	—	—		279
Telecommunications Equipment	442	—	—		442
Truckers	141	—	—		141
Utilities: Electrical	1,142	—	—	†	1,142
Total Common Stocks	18,482	753	—	†	19,235
Preferred Stocks	—	—	248		248
Convertible Preferred Stocks	—	—	1,213		1,213
Promissory Notes	—	—	23		23
Short-Term Investment — Investment Company	649	—	—		649
Total Assets	$19,131	$753	$1,484	†	$21,368

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $753,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$186	$1,280	$22
Purchases	—		—	—	—
Sales	—		—	—	—
Amortization of discount	—		—	—	—
Transfers in	—		—	—	—
Transfers out	—		—	—	—
Change in unrealized appreciation (depreciation)	—		62	(67)	1
Realized gains (losses)	—		—	—	—
Ending Balance	$—	†	$248	$1,213	$23
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012	$—		$62	$(67)	$1

†  Includes one or more securities which are valued at zero.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Preferred Stocks
Technology: Miscellaneous	$54	Market Transaction	Value Received in Merger	$5.19	$5.19	$5.19	INCREASE
Discount	4.4%	4.4%	4.4%	DECREASE
Adjusted Value Received in Merger	$4.96	$4.96	$4.96	INCREASE
Health Care Services	194	Market Transaction	Purchase Price of Preferred	—	—	—	—
Discounted cash flow	Weighted average cost of capital	13%	20%	15%	DECREASE
Perpetual growth rate	2.0%	3.0%	2.5%	INCREASE
Convertible Preferred Stocks
Alternative Energy	249	Market Transaction	Purchase Price of Preferred	—	—	—	—
Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	24.2%	DECREASE
Perpetual growth rate	2.5%	3.5%	3.0%	INCREASE
Computer Services, Software & Systems	809	Market Transaction	Purchase Price of Preferred	—	—	—	—
Discounted cash flow	Weighted average cost of capital	13.0%	18.0%	15.0%	DECREASE
Perpetual growth rate	2.0%	3.0%	2.5%	INCREASE
Market Comparable Companies	Enterprise Value/ Revenue	9.7	x	25.2	x	17.5	x	INCREASE
Discount for lack of marketability	15%	15%	15%	DECREASE
Enterprise Value/MAU	$72.66	$96.88	$84.77	INCREASE
Discount for lack of marketability	15%	15%	15%	DECREASE
Consumer Services: Miscellaneous	155	Market Transaction	Purchase Price of Preferred	—	—	—	—
Discounted cash flow	Weighted average cost of capital	13%	17%	15%	DECREASE
Perpetual growth rate	2.0%	3.0%	2.5%	INCREASE
Promissory Notes
Technology: Miscellaneous	23	Market Transaction	Value Received in Merger	$100.00	$100.00	$100.00	INCREASE
Discount	4.4%	4.4%	4.4%	DECREASE
Adjusted Value Received in Merger	$95.63	$95.63	$95.63	INCREASE

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

the six months ended June 30, 2012, approximately $42,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $33,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,002	$37	$—	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, gains on certain equity securities designated as issued by passive foreign investment companies, partnership basis adjustments, distribution redesignations and a net operating loss, resulted

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$913	$(188)	$(725)

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$387

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,603,000 and the aggregate gross unrealized depreciation is approximately $1,476,000 resulting in net unrealized appreciation of approximately $4,127,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $806,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $3,036,000 and $5,720,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$556	$3,449	$3,356	$—	@	$649

@ Amount is less than $500.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 91.9% for Class II shares.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFSCGSAN
IU12-01671P-Y06/12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example	2

Investment Advisory Agreement Approval	3

Portfolio of Investments	5

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	12

Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2012 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,101.00	$1,020.69	$4.39	$4.22	0.84%
Growth Portfolio Class II	1,000.00	1,099.60	1,019.44	5.69	5.47	1.09

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its expense ratio are higher than comparable funds or peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Air Transport (1.5%)
Expeditors International of Washington, Inc.	33,044	$1,280
Alternative Energy (2.3%)
Range Resources Corp.	15,344	949
Ultra Petroleum Corp. (a)	45,291	1,045
		1,994
Asset Management & Custodian (0.6%)
Citigroup, Inc. (See Note H)	9,769	268
Goldman Sachs Group, Inc. (The)	2,597	249
		517
Beverage: Brewers & Distillers (3.0%)
Anheuser-Busch InBev N.V. ADR	19,557	1,558
DE Master Blenders 1753 N.V. (Netherlands) (a)	99,617	1,123
		2,681
Beverage: Soft Drinks (1.6%)
PepsiCo, Inc.	19,439	1,374
Biotechnology (2.2%)
Illumina, Inc. (a)	48,614	1,964
Chemicals: Diversified (2.9%)
Monsanto Co.	30,525	2,527
Commercial Finance & Mortgage Companies (1.4%)
BM&F Bovespa SA (Brazil)	234,030	1,194
Commercial Services (3.0%)
eBay, Inc. (a)	31,982	1,344
Intertek Group PLC (United Kingdom)	31,559	1,326
		2,670
Communications Technology (3.7%)
Motorola Solutions, Inc.	60,527	2,912
Research In Motion Ltd. (Canada) (a)	41,864	309
		3,221
Computer Services, Software & Systems (19.8%)
Baidu, Inc. ADR (China) (a)	24,263	2,790
Facebook, Inc. (a)	85,227	2,652
Facebook, Inc., Class B (a)(b)(c)	109,380	3,121
Google, Inc., Class A (a)	6,617	3,838
LinkedIn Corp., Class A (a)	12,324	1,310
Salesforce.com, Inc. (a)	14,860	2,054
VMware, Inc., Class A (a)	11,751	1,070
Zynga, Inc., Class A (a)	107,368	584
		17,419
Computer Technology (9.9%)
Apple, Inc. (a)	13,470	7,866
Yandex N.V., Class A (Russia) (a)	43,668	832
		8,698
Consumer Lending (4.5%)
CME Group, Inc.	4,939	1,324
Mastercard, Inc., Class A	3,039	1,307
Visa, Inc., Class A	10,860	1,343
		3,974

	Shares	Value (000)
Diversified Financial Services (0.4%)
Bank of America Corp.	39,552	$324
Diversified Media (2.7%)
McGraw-Hill Cos., Inc. (The)	27,132	1,221
Naspers Ltd., Class N (South Africa)	21,720	1,161
		2,382
Diversified Retail (13.8%)
Amazon.com, Inc. (a)	34,728	7,930
Groupon, Inc. (a)	116,205	1,236
Priceline.com, Inc. (a)	4,414	2,933
		12,099
Electronic Components (1.3%)
Sensata Technologies Holding N.V. (a)	42,006	1,125
Financial Data & Systems (2.9%)
MSCI, Inc., Class A (a)	35,744	1,216
Verisk Analytics, Inc., Class A (a)	27,335	1,347
		2,563
Foods (0.6%)
Hillshire Brands Co.	19,923	578
Insurance: Multi-Line (0.4%)
American International Group, Inc. (a)	11,242	361
Insurance: Property-Casualty (1.8%)
Progressive Corp. (The)	77,938	1,623
Medical Equipment (3.4%)
Intuitive Surgical, Inc. (a)	5,423	3,003
Metals & Minerals: Diversified (0.8%)
Molycorp, Inc. (a)	33,242	716
Pharmaceuticals (2.6%)
Mead Johnson Nutrition Co.	15,181	1,222
Valeant Pharmaceuticals International, Inc. (Canada) (a)	23,348	1,046
		2,268
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	97,287	3,220
Recreational Vehicles & Boats (3.6%)
Edenred (France)	110,833	3,145
Semiconductors & Components (0.5%)
First Solar, Inc. (a)	28,944	436
Wholesale & International Trade (1.7%)
Li & Fung Ltd. (d)	758,000	1,471
Total Common Stocks (Cost $68,205)		84,827
Convertible Preferred Stock (0.8%)
Alternative Energy (0.8%)
Better Place, Inc. (Cost $521) (a)(b)(c)	208,536	690

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note H) (Cost $2,194)	2,194,447	$2,194
Total Investments (99.9%) (Cost $70,920) (e)		87,711
Other Assets in Excess of Liabilities (0.1%)		102
Net Assets (100.0%)		$87,813

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2012.

(c)  At June 30, 2012, the Portfolio held fair valued securities valued at approximately $3,811,000, representing 4.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $7,103,000 and 8.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.4%
Computer Services, Software & Systems	19.9
Diversified Retail	13.8
Computer Technology	9.9
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2012 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $68,462)	$85,249
Investment in Security of Affiliated Issuer, at Value (Cost $2,458)	2,462
Total Investments in Securities, at Value (Cost $70,920)	87,711
Cash	299
Dividends Receivable	33
Tax Reclaim Receivable	22
Receivable for Portfolio Shares Sold	11
Receivable from Affiliate	1
Other Assets	8
Total Assets	88,085
Liabilities:
Payable for Advisory Fees	109
Payable for Investments Purchased	49
Payable for Professional Fees	34
Payable for Portfolio Shares Redeemed	33
Payable for Administration Fees	18
Distribution Fees — Class II Shares	7
Payable for Custodian Fees	4
Payable for Directors' Fees and Expenses	2
Other Liabilities	16
Total Liabilities	272
NET ASSETS	$87,813
Net Assets Consist of:
Paid-in-Capital	$63,749
Undistributed Net Investment Income	249
Accumulated Net Realized Gain	7,023
Unrealized Appreciation (Depreciation) on:
Investments	16,787
Investments in Affiliates	4
Foreign Currency Translations	1
Net Assets	$87,813
CLASS I:
Net Assets	$52,703
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,381,324 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.13
CLASS II:
Net Assets	$35,110
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,615,320 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.74

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2012 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $19 of Foreign Taxes Withheld)	$676
Dividends from Security of Affiliated Issuer	3
Total Investment Income	679
Expenses:
Advisory Fees (Note B)	228
Administration Fees (Note C)	114
Distribution Fees — Class II Shares (Note D)	62
Professional Fees	26
Shareholder Reporting Fees	15
Custodian Fees (Note F)	6
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	5
Total Expenses	460
Distribution Fees — Class II Shares Waived (Note D)	(18)
Waiver of Advisory Fees (Note B)	(11)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	428
Net Investment Income	251
Realized Gain (Loss):
Investments Sold	3,511
Investments in Affiliates	(6)
Foreign Currency Transactions	1
Net Realized Gain	3,506
Change in Unrealized Appreciation (Depreciation):
Investments	4,731
Investments in Affiliates	1
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	4,733
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	8,239
Net Increase in Net Assets Resulting from Operations	$8,490

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2012 (unaudited) (000)	Year Ended December 31, 2011 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$251	$(173)
Net Realized Gain	3,506	10,870
Net Change in Unrealized Appreciation (Depreciation)	4,733	(13,018)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,490	(2,321)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(66)
Total Distributions	—	(66)
Capital Share Transactions:(1)
Class I:
Subscribed	2,500	4,023
Distributions Reinvested	—	66
Redeemed	(7,462)	(15,905)
Class II:
Subscribed	6,715	17,861
Redeemed	(5,967)	(13,968)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,214)	(7,923)
Total Increase (Decrease) in Net Assets	4,276	(10,310)
Net Assets:
Beginning of Period	83,537	93,847
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $249 and $(2))	$87,813	$83,537
(1) Capital Share Transactions:
Class I:
Shares Subscribed	111	185
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(331)	(736)
Net Decrease in Class I Shares Outstanding	(220)	(548)
Class II:
Shares Subscribed	302	839
Shares Redeemed	(268)	(664)
Net Increase in Class II Shares Outstanding	34	175

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$20.10		$20.70		$16.87		$10.19		$20.09		$16.48
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		(0.02)		0.03		0.02		0.01		0.05
Net Realized and Unrealized Gain (Loss)	1.96		(0.56)		3.82		6.66		(9.88)		3.56
Total from Investment Operations	2.03		(0.58)		3.85		6.68		(9.87)		3.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.02)		—		(0.03)		—
Net Asset Value, End of Period	$22.13		$20.10		$20.70		$16.87		$10.19		$20.09
Total Return ++	10.10	%#	(2.80)%		22.86%		65.55	%**	(49.19)%		21.91%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,703		$52,279		$65,186		$64,501		$47,933		$126,476
Ratio of Expenses to Average Net Assets(1)	0.84	%+††*	0.85	%+††	0.85	%+††	0.85	%+	0.85	%+	0.82	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		0.85	%+††	N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.65	%+††*	(0.11	)%+††	0.16	%+††	0.16	%+	0.03	%+	0.30	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	32	%#	30%		35%		19%		42%		55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.87	%††*	0.88	%††	0.87	%+††	0.90	%+	0.85	%+	N/A%
Net Investment Income (Loss) to Average Net Assets	0.62	%††*	(0.14	)%††	0.14	%+††	0.11	%+	0.03	%+	N/A%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

**  Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I would have been approximately 65.36%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2012		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$19.77		$20.39		$16.63		$10.07		$19.88		$16.34
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		(0.07)		(0.02)		(0.01)		(0.03)		0.01
Net Realized and Unrealized Gain (Loss)	1.93		(0.55)		3.78		6.57		(9.78)		3.53
Total from Investment Operations	1.97		(0.62)		3.76		6.56		(9.81)		3.54
Net Asset Value, End of Period	$21.74		$19.77		$20.39		$16.63		$10.07		$19.88
Total Return ++	9.96	%#	(3.04)%		22.61%		65.14	%**	(49.35)%		21.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,110		$31,258		$28,661		$28,017		$12,402		$26,641
Ratio of Expenses to Average Net Assets(1)	1.09	%+††*	1.10	%+††	1.10	%+††	1.10	%+	1.10	%+	1.07	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		1.10	%+††	N/A		N/A		N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.40	%+††*	(0.36	)%+††	(0.09	)%+††	(0.07	)%+	(0.20	)%+	0.05	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%††*	0.00	%††§	0.00	%††§	0.00	%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	32	%#	30%		35%		19%		42%		55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.22	%††*	1.23	%††	1.22	%+††	1.25	%+	1.20	%+	1.17	%+
Net Investment Income (Loss) to Average Net Assets	0.27	%††*	(0.49	)%††	(0.21	)%+††	(0.22	)%+	(0.30	)%+	(0.05	)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

**  Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II would have been approximately 64.95%.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of ten separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund's Board of Directors (the "Directors") determines such valuation does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosure" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$1,280	$—	$—	$1,280
Alternative Energy	1,994	—	—	1,994
Asset Management & Custodian	517	—	—	517
Beverage: Brewers & Distillers	2,681	—	—	2,681
Beverage: Soft Drinks	1,374	—	—	1,374
Biotechnology	1,964	—	—	1,964
Chemicals: Diversified	2,527	—	—	2,527
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Commercial Finance & Mortgage Companies	$1,194	$—	$—	$1,194
Commercial Services	1,344	1,326	—	2,670
Communications Technology	3,221	—	—	3,221
Computer Services, Software & Systems	14,298	—	3,121	17,419
Computer Technology	8,698	—	—	8,698
Consumer Lending	3,974	—	—	3,974
Diversified Financial Services	324	—	—	324
Diversified Media	1,221	1,161	—	2,382
Diversified Retail	12,099	—	—	12,099
Electronic Components	1,125	—	—	1,125
Financial Data & Systems	2,563	—	—	2,563
Foods	578	—	—	578
Insurance: Multi-Line	361	—	—	361
Insurance: Property- Casualty	1,623	—	—	1,623
Medical Equipment	3,003	—	—	3,003
Metals & Minerals: Diversified	716	—	—	716
Pharmaceuticals	2,268	—	—	2,268
Real Estate Investment Trusts (REIT)	3,220	—	—	3,220
Recreational Vehicles & Boats	—	3,145	—	3,145
Semiconductors & Components	436	—	—	436
Wholesale & International Trade	—	1,471	—	1,471
Total Common Stocks	74,603	7,103	3,121	84,827
Convertible Preferred Stock	—	—	690	690
Short-Term Investment Investment Company	2,194	—	—	2,194
Total Assets	$76,797	$7,103	$3,811	$87,711

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2012, securities with a total value of approximately $5,777,000 transferred from Level 1 to Level 2. At June 30, 2012, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stock (000)
Beginning Balance	$2,953	$947
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	168	(257)
Realized gains (losses)	—	—
Ending Balance	$3,121	$690
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2012.	$168	$(257)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

	Fair Value at June 30, 2012 (000)	Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Common Stocks
Computer Services, Software & Systems	$3,121	Adjusted Stock Price	Discount for Illiquidity	8.3%		8.3%		8.3%		DECREASE
Convertible Preferred Stock
Alternative Energy	$690	Market Transaction	Purchase Price of Preferred	—		—		—		—
		Discounted cash flow	Weighted average cost of capital	22.5%		27.5%		24.2%		DECREASE
			Perpetual growth rate	2.5%		3.5%		3.0%		INCREASE
		Market Comparable Companies	Enterprise Value/ Revenue	2.6	x	3.4	x	3.1	x	INCREASE
			Discount for lack of marketability	15%		15%		15%		DECREASE

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

•  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I shares and 1.10% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended June 30, 2012, approximately $11,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2012, this waiver amounted to approximately $18,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes – Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 Distributions Paid From:		2010 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$66	$—	$78	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2011:

Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$172	$3	$(175)

At December 31, 2011, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$4,101

At June 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $24,954,000 and the aggregate gross unrealized depreciation

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Notes to Financial Statements (cont'd)

is approximately $8,163,000 resulting in net unrealized appreciation of approximately $16,791,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2011, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $6,920,000.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2012, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $27,839,000 and $28,635,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2012, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2012 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2012 (000)
$5,450	$12,067	$15,323	$3	$2,194

For the six months ended June 30, 2012, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Distributor and Administrator under Section 17 of the Act.

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Realized Loss (000)	Dividend Income (000)		Value June 30, 2012 (000)
$210	$94	$31	$(6)	$—	@	$268

@  Amount is less than $500.

During the six months ended June 30, 2012, the Portfolio incurred less than $500 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

I. Other: At June 30, 2012, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 77.6% and 84.5%, for Class I and Class II shares, respectively.

J. Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45 or are subject to an enforceable master netting agreements or similar. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2012 (unaudited)

Director and Officer Information

Directors

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Director

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.morganstanley.com. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1-800-281-2715.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
IU12-01647P-Y06/12

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Universal Institutional Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2012

3